UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3556
                                                      --------

                   UMB Scout Tax-Free Money Market Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                   (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------
                 Date of reporting period: December 31, 2003
                                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                               UMB | SCOUT FUNDS

                                            ------------------------------------
                                            SEMIANNUAL REPORT  DECEMBER 31, 2003
                                            ------------------------------------

Stock Fund

Stock Select Fund

Equity Index Fund

Small Cap Fund

WorldWide Fund

WorldWide Select Fund

Technology Fund

Energy Fund
                                                             ------------------
Balanced Fund                                                   OPPORTUNITY
                                                             ------------------
Bond Fund
                                                             ------------------
Kansas Tax-Exempt Bond Fund                                        BEYOND
                                                             ------------------
Money Market Fund
                                                             ------------------
Tax-Free Money Market Fund                                        TOMORROW
                                                             ------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Economic and Market Outlook................................................    1

Stock Fund - Stock Select Fund.............................................    2

Equity Index Fund..........................................................    8

Small Cap Fund ............................................................   16

WorldWide Fund - WorldWide Select Fund.....................................   20

Technology Fund ...........................................................   28

Energy Fund................................................................   32

Balanced Fund..............................................................   36

Bond Fund..................................................................   41

Kansas Tax-Exempt Bond Fund................................................   46

Money Market Fund .........................................................   51

Tax-Free Money Market Fund ................................................   54

Statements of Assets and Liabilities ......................................   58

Statements of Operations ..................................................   60

Statements of Changes in Net Assets .......................................   62

Financial Highlights ......................................................   66

Notes to Financial Statements .............................................   74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ECONOMIC AND MARKET OUTLOOK

All the UMB Scout Funds provided positive returns for their shareholders during 2003. Improved GDP growth, along with the major indices also ended the year positively providing us with additional encouragement that the U.S. economy might hold its rebound. While we still believe there are areas of improvement, the past year did provide many optimistic signs, including an impressive 8% growth in third quarter GDP.

Consumers remained subdued in the first two quarters, but then, helped by the tax cuts, spending accelerated in the second half of the year. Durable goods spending led the charge as consumers continued to buy new cars. Business spending also started slowly, but gained momentum in the last six months, with equipment and software purchases taking the lead.

In contrast, federal government spending spiked in the second quarter, then slowed in the second half of the year, but remained positive. The growth rate of spending by state and local governments turned upward in the last six months.

A surprise was found in the export sector, where the falling U.S. dollar motivated increases in exports and a slowing in the growth of imports. The initial fourth quarter number for the GDP growth rate is 4 percent.

To date this has been a jobless recovery and businesses are still trying to wring costs out of their operations. We believe the unemployment numbers should be ignored - what is increasingly important is employment. Unemployment is improving because the labor force is shrinking as some discouraged workers drop out of sight. Traditionally, as the economy recovers and business optimism rises, hiring improves. Based on our current economic situation, the slow job recovery did not surprise us.

We thank you for your continued support of the UMB Scout Funds' family.

Sincerely,

/s/ James L. Moffett

James L. Moffett
Chairman
Scout Investment Advisors, Inc.


--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STOCK FUND
STOCK SELECT FUND

OBJECTIVE:

The UMB Scout Stock and Stock Select Funds seek long-term growth of capital and income by investing in common stocks of companies thought to have an above-average ability to increase their earnings and dividends.

Major stock markets around the world started heading higher last spring and continued to rise through the first-half of the Funds' fiscal year ended December 31, 2003. Driving this trend upward were the fiscal, monetary and currency policies of the United States. The federal government was very stimulative as measured by the budget deficit, which has mushroomed following increased spending for national security and the war in Iraq. At the same time, government revenues are down because of the recession and tax cuts. Meanwhile, to do its part in countering the recession, the Federal Reserve has maintained lower interest rates and increased the money supply.

On the currency front, the U.S. dollar was under pressure as foreign investors have worried about our twin deficits, the federal budget and the balance of trade. The Bush administration has given lip service to the desire for a strong U.S. dollar, but appears to see the pricing advantage a weaker U.S. dollar provides U.S. manufacturers with exports. The falling U.S. dollar may also provide a better pricing environment within the United States for domestic companies along with a "whiff" of inflation, which the Federal Reserve appears to prefer to deflation.

The weaker U.S. dollar provided an extra boost to returns for multi-national companies operating abroad, especially in Europe. The Euro has borne the brunt of the U.S. dollar's weakness. In contrast, the Chinese yuan, which is pegged to the U.S. dollar, has benefited from the declining U.S. dollar. China has a booming economy based on strong exports and growing capital investments. The boom in China has also caused higher prices in raw materials and energy.

In the Materials sector, the largest sector overweight in the Funds, Engelhard Corp. and Weyerhaeuser Co. were important contributors to the Funds' results. In the Energy sector, the higher prices for the underlying commodity have not yet resulted in higher stock prices for the producers. Our second largest sector position is in Technology, which provided some of the Funds' best returns through Intel Corp. and QUALCOMM, Inc.(1)

Overall, the Health Care sector was a modest drag on the Funds' performance, especially the major pharmaceuticals. Some securities, like Genentech, Inc., a biotech company, and Mylan Laboratories, Inc., a generic drug maker, performed relatively well. The Financial sector, led by State Street Corp. and Merrill Lynch & Co., Inc., performed relatively well.(1)

The UMB Scout Stock Fund ended December 31, 2003, at $14.84 per share and had a total return, including price change and reinvested distributions, of 8.45% for the quarter and 24.03% for the year. The UMB Scout Stock Select Fund ended December 31, 2003, at $8.34 per share and had a total return, including price

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
change and reinvested distributions, of 8.71% for the quarter and 24.99% for the year. (Please see the accompanying tables for the Funds' longer-term performance and other important performance-related information.)

Thank you for your continued support of the UMB Scout Funds' family.

JAMES L. MOFFETT, CFA
Scout Investment Advisors, Inc.

(1) Portfolio composition will change due to ongoing management of the Funds. References to specific securities or sectors should not be construed as a recommendation by the Funds, their Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND (UMBSX)
as of December 31, 2003

                  UMB SCOUT     S&P 500/R   LIPPER MULTI-CAP
                 STOCK FUND      INDEX(2)   CORE FUNDS INDEX(2)
                 ----------      --------   -------------------
      12/31/93     10,000         10,000         10,000
       3/31/94      9,828          9,621          9,725
       6/30/94      9,927          9,661          9,607
       9/30/94     10,313         10,134         10,098
      12/31/94     10,276         10,132          9,907
       3/31/95     11,008         11,119         10,707
       6/30/95     11,644         12,180         11,600
       9/30/95     11,929         13,148         12,565
      12/31/95     12,299         13,940         13,098
       3/31/96     12,751         14,688         13,893
       6/30/96     12,992         15,347         14,353
       9/30/96     12,984         15,822         14,820
      12/31/96     13,610         17,142         15,781
       3/31/97     13,635         17,602         15,871
       6/30/97     15,102         20,674         18,189
       9/30/97     16,272         22,223         20,080
      12/31/97     16,472         22,861         19,927
       3/31/98     17,885         26,050         22,477
       6/30/98     17,429         26,910         22,717
       9/30/98     16,000         24,233         19,680
      12/31/98     17,727         29,394         23,652
       3/31/99     17,463         30,859         24,237
       6/30/99     19,855         33,034         26,166
       9/30/99     18,530         30,971         24,517
      12/31/99     20,085         35,580         28,564
       3/31/00     21,115         36,396         30,674
       6/30/00     20,388         35,429         29,711
       9/30/00     20,818         35,086         29,872
      12/31/00     20,115         32,340         27,611
       3/31/01     18,375         28,507         24,451
       6/30/01     18,542         30,175         26,196
       9/30/01     16,768         25,746         21,732
      12/31/01     18,387         28,497         24,639
       3/31/02     18,654         28,576         24,617
       6/30/02     16,658         24,747         21,546
       9/30/02     13,971         20,472         18,136
      12/31/02     14,754         22,199         19,283
       3/31/03     14,337         21,500         18,690
       6/30/03     16,380         24,808         21,827
       9/30/03     16,873         25,466         22,628
      12/31/03     18,299         28,567         25,321


(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Stock Fund, Lipper Multi-Cap Core Funds Index and S&P 500/R Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
-------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND (UMBOX)
as of December 31, 2003

              UMB SCOUT STOCK   S&P 500/R   LIPPER MULTI-CAP
                SELECT FUND      INDEX(2)   CORE FUNDS INDEX(2)
                -----------     ---------   -------------------
       5/17/99     10,000         10,000          10,000
       6/30/99     10,080         10,276          10,268
       9/30/99     9,460           9,635           9,621
      12/31/99     10,176         11,068          11,209
       3/31/00     10,076         11,322          12,037
       6/30/00     9,703          11,021          11,659
       9/30/00     9,672          10,915          11,722
      12/31/00     9,343          10,061          10,835
       3/31/01     8,620           8,868           9,595
       6/30/01     8,753           9,387          10,279
       9/30/01     7,781           8,009           8,528
      12/31/01     8,658           8,865           9,669
       3/31/02     8,782           8,889           9,660
       6/30/02     7,825           7,698           8,455
       9/30/02     6,631           6,368           7,117
      12/31/02     6,941           6,906           7,567
       3/31/03     6,723           6,688           7,334
       6/30/03     7,741           7,718           8,565
       9/30/03     7,980           7,922           8,879
      12/31/03     8,675           8,887           9,936


(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Stock Select Fund, Lipper Multi-Cap Core Funds Index and S&P 500/R Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND (UMBSX)

[PIE CHART]

Finance....................................................................  19%
Information Technology.....................................................  18%
Health Care................................................................  13%
Industrials................................................................  12%
Consumer Discretionary.....................................................  11%
Consumer Staples...........................................................   8%
Materials..................................................................   6%
Energy.....................................................................   5%
Cash Equivalents...........................................................   3%
Telecom Services...........................................................   3%
Utilities..................................................................   2%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND (UMBSX)
as of December 31, 2003

                                          1 YEAR    3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND.................. ..24.03%   -3.11%      0.64%     6.23%
Lipper Multi-Cap Core Funds Index(1).. ..31.31%   -2.84%      1.37%     9.73%
S&P 500/R Index(1).................... ..28.68%   -4.05%     -0.57%    11.07%
--------------------------------------------------------------------------------
     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND (UMBSX)

                                           MARKET                 PERCENT
                                        VALUE (000'S)             OF TOTAL
--------------------------------------------------------------------------------
Engelhard Corp..........................    $4,906                  3%
Merrill Lynch & Co., Inc................     4,217                  3%
Best Buy Co., Inc.......................     4,069                  3%
Mylan Laboratories, Inc.................     3,891                  3%
Genentech, Inc..........................     3,864                  3%
Cisco Systems, Inc......................     3,843                  3%
Knight-Ridder, Inc......................     3,675                  3%
Weyerhaeuser Co.........................     3,667                  3%
State Street Corp.......................     3,562                  2%
Procter & Gamble Co.....................     3,276                  2%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL...........   $38,970                 28%
--------------------------------------------------------------------------------
  Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND (UMBSX)

                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/82...................  $  9.87        $ 0.03      $    -      $  9.90
12/31/83...................    11.34          0.86           -        12.23
12/31/84...................    11.20          0.62        0.11        12.82
12/31/85...................    12.74          0.73        0.22        15.31
12/31/86...................    12.78          0.51        1.01        16.87
12/31/87...................    11.87          0.78        0.97        17.71
12/31/88...................    12.62          0.49        0.39        19.34
12/31/89...................    13.87          0.62        0.49        21.70
12/31/90...................    12.76          0.59        0.21        21.39
12/31/91...................    15.40          0.48           -        24.51
12/31/92...................    15.77          0.39        0.31        25.58
12/31/93...................    16.24          0.38        0.79        27.21
12/31/94...................    15.01          0.46        1.19        27.63
12/31/95...................    16.34          0.73        0.86        30.55
12/31/96...................    16.97          0.47        0.62        32.27
12/31/97...................    19.01          0.46        1.00        35.77
12/31/98...................    18.86          0.45        1.10        37.17
12/31/99...................    19.12          0.40        1.79        39.61
12/31/00...................    17.11          0.20        1.81        39.61
12/31/01...................    15.15          0.14        0.35        38.14
12/31/02...................    12.05          0.12           -        35.15
12/31/03...................    14.84          0.10           -        38.04
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND (UMBOX)
as of December 31, 2003
                                                                       SINCE
                                              1 YEAR      3 YEARS    INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND..............     24.99%       -2.44%      -3.03%
Lipper Multi-Cap Core Funds Index(1).....     31.31%       -2.84%      -0.14%
S&P 500/R Index(1).......................     28.68%       -4.05%      -2.52%
--------------------------------------------------------------------------------
Inception - May 17, 1999.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on page 3 does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND (UMBOX)
                                           MARKET                PERCENT
                                       VALUE (000'S)             OF TOTAL
--------------------------------------------------------------------------------
Engelhard Corp..........................  $    620                  3%
Merrill Lynch & Co., Inc................       610                  3%
Genentech, Inc..........................       561                  3%
Weyerhaeuser Co.........................       557                  3%
Mylan Laboratories, Inc.................       544                  3%
Best Buy Co., Inc.......................       543                  3%
Knight-Ridder, Inc......................       540                  3%
3M Co...................................       510                  2%
Kerr-McGee Corp.........................       488                  2%
Intel Corp..............................       483                  2%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL...........    $5,456                 27%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND (UMBOX)

                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/99...................  $ 10.10        $ 0.07      $    -      $ 10.17
12/31/00...................     9.17          0.10           -         9.35
12/31/01...................     8.43          0.07           -         8.67
12/31/02...................     6.71          0.05           -         7.00
12/31/03...................     8.34          0.04           -         8.68

  2  Does not assume any compounding of reinvested distributions.
     Distributions typically occur in June and December.
  Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND (UMBOX)

[PIE CHART]

Finance....................................................................  18%
Information Technology.....................................................  17%
Health Care................................................................  12%
Industrials................................................................  12%
Consumer Discretionary.....................................................  11%
Consumer Staples...........................................................   8%
Cash Equivalents...........................................................   6%
Materials..................................................................   6%
Energy.....................................................................   5%
Telecom Services...........................................................   3%
Utilities..................................................................   2%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

STOCK FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 11.6%
    77,900     Best Buy Co., Inc. ..........................          $4,069,496
    80,200     Brinker International, Inc.*.................           2,659,432
    47,500     Knight-Ridder, Inc...........................           3,675,075
    81,900     Target Corp..................................           3,144,960
   114,600     TJX Companies, Inc...........................           2,526,930
                                                                   -------------
                                                                      16,075,893
                                                                   =============

CONSUMER STAPLES - 7.8%
    40,000     Anheuser-Busch Companies, Inc................           2,107,200
    45,700     Kimberly-Clark Corp..........................           2,700,413
    57,600     PepsiCo, Inc.................................           2,685,312
    32,800     Procter & Gamble Co..........................           3,276,064
                                                                   -------------
                                                                      10,768,989
                                                                   =============
ENERGY - 4.8%
    63,700     Kerr-McGee Corp..............................           2,961,413
    64,200     Noble Corp.*.................................           2,297,076
    30,000     Shell Transport & Trading Co. PLC............           1,350,900
                                                                   -------------
                                                                       6,609,389
                                                                   =============

FINANCE - 18.6%
    55,600     American Express Co..........................           2,681,588
    36,000     American International Group, Inc............           2,386,080
    83,900     Arthur J. Gallagher & Co. ...................           2,725,911
    60,000     Banknorth Group, Inc.........................           1,951,800
   118,200     FirstMerit Corp..............................           3,187,854
    71,900     Merrill Lynch & Co., Inc.....................           4,216,935
    68,400     State Street Corp............................           3,562,272
    98,300     U.S. Bancorp.................................           2,927,374
    38,500     Wells Fargo & Co.............................           2,267,265
                                                                   -------------
                                                                      25,907,079
                                                                   =============

HEALTH CARE - 12.7%
    47,800     Amgen, Inc...................................           2,954,040
    41,300     Genentech, Inc.*.............................           3,864,441
    41,600     Johnson & Johnson ...........................           2,149,056
     5,752     Medco Health Solutions, Inc.*................             195,510
    40,600     Medtronic, Inc...............................           1,973,566
   154,050     Mylan Laboratories, Inc......................           3,891,303
    73,500     Pfizer, Inc..................................           2,596,755
                                                                   -------------
                                                                      17,624,671
                                                                   =============

INDUSTRIALS - 12.2%
    38,000     3M Co........................................           3,231,140
    81,900     DeVry, Inc.*.................................           2,058,147
    65,500     Dover Corp...................................           2,603,625
    49,200     Emerson Electric Co..........................           3,185,700
    32,400     FedEx Corp...................................           2,187,000
    22,100     General Dynamics Corp........................           1,997,619
   104,500     Southwest Airlines Co........................           1,686,630
                                                                   -------------
                                                                      16,949,861
                                                                   =============


--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 18.2%
    81,900     Altera Corp.*................................          $1,859,130
   158,200     Cisco Systems, Inc.*.........................           3,842,678
    65,800     Dell, Inc.*..................................           2,234,568
    48,000     First Data Corp..............................           1,972,320
    60,000     Intel Corp...................................           1,932,000
    16,500     International Business
                 Machines Corp. ............................           1,529,220
   108,600     Microsoft Corp...............................           2,990,844
    73,700     Molex, Inc...................................           2,571,393
   132,000     Nokia Corp. ADR..............................           2,244,000
   121,500     Oracle Corp.*................................           1,603,800
    47,300     QUALCOMM, Inc. ..............................           2,550,889
                                                                   -------------
                                                                      25,330,842
                                                                   =============

MATERIALS - 6.2%
   163,800     Engelhard Corp...............................           4,905,810
    57,300     Weyerhaeuser Co..............................           3,667,200
                                                                   -------------
                                                                       8,573,010
                                                                   =============

TELECOMMUNICATION SERVICES - 3.2%
    54,000     CenturyTel, Inc..............................           1,761,480
   101,500     SBC Communications, Inc......................           2,646,105
                                                                   -------------
                                                                       4,407,585
                                                                   =============

UTILITIES - 2.0%
    49,100     Entergy Corp.................................           2,805,083
                                                                   =============

TOTAL COMMON STOCKS
(COST $114,796,029) - 97.3%.................................         135,052,402
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $4,571,905) - 3.3%
               Federal Home Loan Bank
$4,572,000       0.75%, 01/02/04 ...........................           4,571,905
                                                                   =============

TOTAL INVESTMENTS
(COST $119,367,934) - 100.6%................................         139,624,307

Liabilities less other assets - (0.6)%......................           (859,525)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
  (equivalent to $14.84 per share;
  20,000,000 shares of $1.00 par value
  capital shares authorized;
  9,353,102 shares outstanding) ............................        $138,764,782
                                                                   =============

  ADR - American Depositary Receipt
* Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

STOCK SELECT FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 11.0%
    10,400     Best Buy Co., Inc............................            $543,296
     9,700     Brinker International, Inc.*.................             321,652
     6,975     Knight-Ridder, Inc...........................             539,656
    10,000     Target Corp..................................             384,000
    20,000     TJX Companies, Inc...........................             441,000
                                                                   -------------
                                                                       2,229,604
                                                                   =============

CONSUMER STAPLES - 7.7%
     8,100     Anheuser-Busch Companies, Inc................             426,708
     6,200     Kimberly-Clark Corp..........................             366,358
     7,800     PepsiCo, Inc.................................             363,636
     4,000     Procter & Gamble Co..........................             399,520
                                                                   -------------
                                                                       1,556,222
                                                                   =============

ENERGY - 5.1%
    10,500     Kerr-McGee Corp..............................             488,145
     7,500     Noble Corp.*.................................             268,350
     6,100     Shell Transport & Trading Co. PLC............             274,683
                                                                   -------------
                                                                       1,031,178
                                                                   =============

FINANCE - 18.2%
     8,000     American Express Co..........................             385,840
     5,200     American International Group, Inc............             344,656
    11,300     Arthur J. Gallager & Co......................             367,137
    10,000     Banknorth Group, Inc.........................             325,300
    16,000     FirstMerit Corp..............................             431,520
    10,400     Merrill Lynch & Co., Inc.....................             609,960
     8,000     State Street Corp............................             416,640
    15,000     U.S. Bancorp.................................             446,700
     6,000     Wells Fargo & Co.............................             353,340
                                                                   -------------
                                                                       3,681,093
                                                                   =============

HEALTH CARE - 12.0%
     7,000     Amgen, Inc.*.................................             432,600
     6,000     Genentech, Inc.*.............................             561,420
     5,260     Johnson & Johnson............................             271,732
     1,157     Medco Health Solutions, Inc.*................              39,326
     4,900     Medtronic, Inc...............................             238,189
    21,525     Mylan Laboratories, Inc......................             543,721
    10,000     Pfizer, Inc..................................             353,300
                                                                       2,440,288
                                                                   =============

INDUSTRIALS - 12.5%
     6,000     3M Co........................................             510,180
    10,600     DeVry, Inc.*.................................             266,378
     8,100     Dover Corp...................................             321,975
     6,700     Emerson Electric Co..........................             433,825
     6,200     FedEx Corp...................................             418,500
     3,000     General Dynamics Corp........................             271,170
    20,000     Southwest Airlines Co........................             322,800
                                                                   -------------
                                                                       2,544,828
                                                                   =============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 17.3%
    10,200     Altera Corp.*................................            $231,540
    19,600     Cisco Systems, Inc.*.........................             476,084
     7,700     Dell, Inc.*..................................             261,492
     5,600     First Data Corp..............................             230,104
    15,000     Intel Corp...................................             483,000
     3,500     International Business
                 Machines Corp. ............................             324,380
    13,900     Microsoft Corp...............................             382,806
     9,100     Molex, Inc...................................             317,499
    16,100     Nokia Corp. ADR..............................             273,700
    14,200     Oracle Corp.*................................             187,440
     6,200     QUALCOMM, Inc................................             334,366
                                                                   -------------
                                                                       3,502,411
                                                                   =============

MATERIALS - 5.8%
    20,700     Engelhard Corp...............................             619,965
     8,700     Weyerhaeuser Co..............................             556,800
                                                                   -------------
                                                                       1,176,765
                                                                   =============

TELECOMMUNICATION SERVICES - 3.0%
     8,400     CenturyTel, Inc..............................             274,008
    12,900     SBC Communications, Inc......................             336,303
                                                                   -------------
                                                                         610,311
                                                                   =============

UTILITIES - 2.0%
     7,000     Entergy Corp.................................             399,910
                                                                   =============

TOTAL COMMON STOCKS
(COST $16,535,754) - 94.6%..................................          19,172,610
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $1,143,976) - 5.6%
               Federal Home Loan Bank
$1,144,000       0.75%, 01/02/04 ...........................           1,143,976
                                                                   =============

TOTAL INVESTMENTS
(COST $17,679,730) - 100.2%.................................          20,316,586

Liabilities less other assets - (0.2)%......................            (37,857)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
  (equivalent to $8.34 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  2,432,685 shares outstanding) ............................         $20,278,729
                                                                   =============

  ADR - American Depositary Receipt
* Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY INDEX FUND

OBJECTIVE:
The UMB Scout Equity Index Fund seeks to provide investment results that track, as closely as possible, the performance of the S&P 500/R Index.

The UMB Scout Equity Index Fund, at $7.63 per share as of December 31, 2003, produced a 14.81% return, including price change and reinvested distributions, for the six-month period ended December 31, 2003. The Fund's benchmark, the S&P 500/R Index, posted a 15.14% return over the same time period.

The UMB Scout Equity Index Fund gained 28.14% for the calendar year ended December 31, 2003 versus the S&P 500/R Index, which gained 28.68% for the same period. The Fund closed the fourth calendar quarter (October-December 2003) with an 11.97% return, versus the S&P 500/R Index, which posted a return of 12.18%. Cash flow additions and withdrawals, along with internal Fund expenses, accounted for the small variance in returns between the Fund and the S&P 500/R Index. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information. Performance numbers reflect S&P 500/R Index performance minus transaction costs.)

As an equity index fund, purchases and sales of equities represent changes created by market capitalization as the Fund tracks as closely as possible the performance of the S&P 500/R Index. No specific equity purchase or sales event impacted the Fund's performance during the six-month period. Sector weight changes occurred because of market capitalization issues, not active decisions to over or underweight specific sectors. Without specific equity or sector over/underweight, specific market events did not significantly influence the Fund.

Your continued support is greatly appreciated.

TOM R. DAY
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND (UMBQX)
as of December 31, 2003

              UMB SCOUT EQUITY   S&P 500/R
                 INDEX FUND     INDEX(1)(2)
                 ----------     -----------
        5/1/00     10,000         10,000
       6/30/00     10,020         10,036
       9/30/00      9,900          9,939
      12/31/00      9,132          9,161
       3/31/01      8,036          8,075
       6/30/01      8,497          8,548
       9/30/01      7,246          7,293
      12/31/01      8,006          8,073
       3/31/02      8,026          8,095
       6/30/02      6,948          7,010
       9/30/02      5,744          5,799
      12/31/02      6,218          6,288
       3/31/03      6,023          6,090
       6/30/03      6,940          7,028
       9/30/03      7,116          7,214
      12/31/03      7,968          8,092


(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

(2) "Standard & Poor's,/R" "S&P,/R" "S&P 500/R" and "Standard and Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Scout Investment Advisors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's/R and Standard & Poor's/R makes no representation regarding the advisability of investing in the Fund.

     Performance returns for the UMB Scout Equity Index Fund and S&P 500/R Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND (UMBQX)
as of December 31, 2003

                                                                    SINCE
                                           1 YEAR      3 YEARS    INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND.............    28.14%      -4.44%       -6.00%
S&P 500/R Index(1)......................    28.68%      -4.05%       -5.60%
Lipper S&P 500 Index Funds Index(1).....    28.25%      -4.36%       -5.88%
--------------------------------------------------------------------------------

     Inception - May 1, 2000.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND (UMBQX)

                                                    MARKET        PERCENT
                                                VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
General Electric Co..........................   $   1,278           3%
Standard and Poor's Depositary Receipts......       1,247           3%
Microsoft Corp...............................       1,225           3%
Exxon Mobil Corp.............................       1,113           2%
Pfizer, Inc..................................       1,109           2%
Citigroup, Inc...............................       1,028           2%
Wal-Mart Stores, Inc.........................         944           2%
Intel Corp...................................         863           2%
American International Group, Inc............         710           2%
Cisco Systems, Inc...........................         688           2%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................     $10,205          23%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND (UMBQX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/00...................   $ 9.08        $ 0.05      $    -       $ 9.13
12/31/01...................     7.88          0.07        0.01         8.01
12/31/02...................     6.04          0.08           -         6.26
12/31/03...................     7.63          0.10           -         7.95
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND (UMBQX)

[PIE CHART]

Finance....................................................................  20%
Information Technology.....................................................  17%
Health Care................................................................  13%
Consumer Discretionary.....................................................  11%
Consumer Staples...........................................................  11%
Industrials................................................................  10%
Energy.....................................................................   5%
Materials..................................................................   3%
Miscellaneous..............................................................   3%
Telecom Services...........................................................   3%
Utilities..................................................................   3%
Cash Equivalents...........................................................   1%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 11.0%
       265     American Greetings Corp., Class A*...........              $5,796
     1,114     AutoNation, Inc.*............................              20,464
       361     AutoZone, Inc.*..............................              30,761
     1,275     Bed, Bath & Beyond, Inc.*....................              55,271
     1,297     Best Buy Co., Inc............................              67,755
       472     Big Lots, Inc.*..............................               6,707
       313     Black & Decker Corp..........................              15,437
       495     Boise Cascade Corp...........................              16,266
       365     Brunswick Corp...............................              11,618
     2,659     Carnival Corp................................             105,642
       269     Centex Corp..................................              28,958
     1,021     Circuit City Stores, Inc.....................              10,343
     2,492     Clear Channel Communications, Inc............             116,700
     9,183     Comcast Corp., Class A Special*..............             301,845
       304     Cooper Tire & Rubber Co......................               6,500
       608     Dana Corp....................................              11,157
       678     Darden Restaurants, Inc......................              14,265
     2,271     Delphi Corp..................................              23,187
       344     Dillard's, Inc., Class A.....................               5,662
     8,388     Disney (Walt) Co.............................             195,692
     1,343     Dollar General Corp..........................              28,190
       328     Dow Jones & Co., Inc.........................              16,351
     1,161     Eastman Kodak Co.............................              29,803
     2,666     eBay, Inc.*..................................             172,197
       831     Family Dollar Stores, Inc....................              29,816
       753     Federated Department Stores, Inc.............              35,489
     7,509     Ford Motor Co................................             120,144
       588     Fortune Brands, Inc..........................              42,036
     1,116     Gannett Co., Inc.............................              99,503
     3,707     Gap, Inc.....................................              86,039
     2,248     General Motors Corp..........................             120,043
       705     Genuine Parts Co.............................              23,406
       705     Goodyear Tire and Rubber Co.*................               5,541
     1,253     Harley-Davidson, Inc.........................              59,555
       452     Harrah's Entertainment, Inc..................              22,496
       699     Hasbro, Inc..................................              14,875
     1,542     Hilton Hotels Corp...........................              26,414
     9,319     Home Depot, Inc..............................             330,731
     1,387     International Game Technology, Inc...........              49,516
     1,574     Interpublic Group of Companies, Inc.*........              24,554
       362     Johnson Controls, Inc........................              42,035
       509     Jones Apparel Group, Inc.....................              17,932
       246     KB Home......................................              17,840

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (Continued)
       324     Knight-Ridder, Inc...........................             $25,068
     1,372     Kohl's Corp.*................................              61,658
       782     Leggett & Platt, Inc.........................              16,915
     2,123     Limited Brands, Inc..........................              38,278
       438     Liz Claiborne, Inc...........................              15,531
     3,247     Lowe's Companies, Inc........................             179,851
       946     Marriott International, Inc., Class A........              43,705
     1,881     Mattel, Inc..................................              36,247
     1,173     May Department Stores Co.....................              34,099
       323     Maytag Corp..................................               8,996
     5,236     McDonald's Corp..............................             130,010
       842     McGraw-Hill Companies, Inc...................              58,873
       201     Meredith Corp................................               9,811
       602     New York Times Co., Class A..................              28,770
     1,113     Newell Rubbermaid, Inc.......................              25,343
     1,107     Nike, Inc., Class B..........................              75,785
       560     Nordstrom, Inc...............................              19,208
     1,248     Office Depot, Inc.*..........................              20,854
       764     Omnicom Group, Inc...........................              66,720
     1,107     Penney (J.C.) Co., Inc.......................              29,092
       248     Pulte Homes, Inc.............................              23,218
       667     RadioShack Corp..............................              20,464
       238     Reebok International Ltd.....................               9,358
     1,052     Sears, Roebuck and Co........................              47,856
       587     Sherwin-Williams Co..........................              20,392
       235     Snap-On, Inc.................................               7,576
       342     Stanley Works................................              12,952
     2,005     Staples, Inc.*...............................              54,737
     1,668     Starbucks Corp.*.............................              55,144
       820     Starwood Hotels & Resorts Worldwide, Inc.....              29,495
     3,690     Target Corp..................................             141,696
       585     Tiffany & Co.................................              26,442
    18,564     Time Warner, Inc.*...........................             333,966
     2,186     TJX Companies, Inc...........................              48,201
       868     Toys "R" Us, Inc.*...........................              10,972
     1,262     Tribune Co...................................              65,119
       241     Tupperware Corp..............................               4,179
     1,318     Univision Communications, Inc.*..............              52,311
       432     VF Corp......................................              18,680
     7,169     Viacom, Inc., Class B .......................             318,160
       539     Visteon Corp.................................               5,611
       468     Wendy's International, Inc...................              18,364
       280     Whirlpool Corp...............................              20,342
     1,192     Yum! Brands, Inc.*...........................              41,005
                                                                   -------------
                                                                       4,775,586
                                                                   =============

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES - 10.7%
       241     Alberto-Culver Co., Class B..................             $15,202
     1,475     Albertson's, Inc.............................              33,409
     8,371     Altria Group, Inc............................             455,550
     3,396     Anheuser-Busch Companies, Inc................             178,901
     2,593     Archer-Daniels-Midland Co....................              39,465
     1,015     Avon Products, Inc...........................              68,502
       245     Brown-Forman Corp., Class B..................              22,895
     1,651     Campbell Soup Co.............................              44,247
       877     Clorox Co....................................              42,587
    10,146     Coca-Cola Co.................................             514,910
     1,819     Coca-Cola Enterprises, Inc...................              39,782
     2,226     Colgate-Palmolive Co.........................             111,411
     2,159     ConAgra Foods, Inc...........................              56,976
       146     Coors (Adolph) Co., Class B..................               8,191
     1,897     Costco Wholesale Corp.*......................              70,531
     1,643     CVS Corp.....................................              59,345
     1,608     General Mills, Inc...........................              72,842
     4,134     Gillette Co..................................             151,842
     1,414     Heinz (H.J.) Co..............................              51,512
       526     Hershey Foods Corp...........................              40,497
     1,788     Kellogg Co...................................              68,087
     2,116     Kimberly-Clark Corp..........................             125,034
     3,146     Kroger Co.*..................................              58,233
       562     McCormick & Company, Inc.....................              16,916
     1,077     Pepsi Bottling Group, Inc....................              26,042
     7,062     PepsiCo, Inc.................................             329,230
     5,290     Procter & Gamble Co..........................             528,365
       291     R.J. Reynolds Tobacco Holdings, Inc..........              16,922
     1,803     Safeway, Inc.*...............................              39,504
     3,125     Sara Lee Corp................................              67,844
       538     Supervalu, Inc...............................              15,381
     2,612     SYSCO Corp...................................              97,245
       686     UST, Inc.....................................              24,483
     4,205     Walgreen Co..................................             152,978
    17,799     Wal-Mart Stores, Inc.........................             944,237
       566     Winn-Dixie Stores, Inc.......................               5,632
       905     Wrigley (Wm., Jr.) Co........................              50,870
                                                                   -------------
                                                                       4,645,600
                                                                   =============

ENERGY - 5.6%
       355     Amerada Hess Corp............................              18,875
     1,010     Anadarko Petroleum Corp......................              51,520
       655     Apache Corp..................................              53,120
       275     Ashland, Inc.................................              12,117
     1,341     Baker Hughes, Inc............................              43,126
       637     BJ Services Co.*.............................              22,868
       828     Burlington Resources, Inc....................              45,855
     4,416     ChevronTexaco Corp...........................             381,498
     2,767     ConocoPhillips...............................             181,432
       939     Devon Energy Corp............................              53,767
       469     EOG Resources, Inc...........................              21,654

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

ENERGY (Continued)
    27,152     Exxon Mobil Corp.............................          $1,113,232
     1,761     Halliburton Co...............................              45,786
       412     Kerr-McGee Corp..............................              19,154
     1,247     Marathon Oil Corp............................              41,263
       589     Nabors Industries Ltd.*......................              24,444
       538     Noble Corp.*.................................              19,250
     1,641     Occidental Petroleum Corp....................              69,316
       431     Rowan Companies, Inc.*.......................               9,986
     2,485     Schlumberger Ltd.............................             135,979
       310     Sunoco, Inc..................................              15,857
     1,286     Transocean, Inc.*............................              30,877
     1,048     Unocal Corp..................................              38,598
                                                                   -------------
                                                                       2,449,574
                                                                   =============

FINANCE - 20.1%
     1,137     ACE Ltd......................................              47,094
     2,178     AFLAC, Inc...................................              78,800
     2,900     Allstate Corp................................             124,758
       438     Ambac Financial Group, Inc...................              30,393
     5,308     American Express Co..........................             256,005
    10,705     American International Group, Inc............             709,527
     1,430     AmSouth Bancorporation.......................              35,035
     1,273     Aon Corp.....................................              30,476
       378     Apartment Investment & Management Co.........              13,041
     6,070     Bank of America Corp.........................             488,210
     3,112     Bank of New York Co., Inc....................             103,069
     4,579     Bank One Corp................................             208,757
     2,184     BB&T Corp....................................              84,390
       360     Bear Stearns Cos., Inc.......................              28,782
       919     Capital One Financial Corp...................              56,326
     5,445     Charles Schwab Corp..........................              64,469
       922     Charter One Financial, Inc...................              31,855
       763     Chubb Corp...................................              51,960
       660     Cincinnati Financial Corp....................              27,641
    21,175     Citigroup, Inc...............................           1,027,834
       715     Comerica, Inc................................              40,083
       734     Countrywide Financial Corp...................              55,674
     1,675     Equity Office Properties Trust...............              47,989
     1,101     Equity Residential Properties Trust..........              32,491
     2,914     Federal Home Loan Mortgage Corp..............             169,944
     3,982     Federal National Mortgage Association........             298,889
       437     Federated Investors, Inc.....................              12,830
     2,306     Fifth Third Bancorp..........................             136,285
       517     First Tennessee National Corp................              22,800
     4,351     FleetBoston Financial Corp...................             189,921
     1,029     Franklin Resources, Inc......................              53,570
       617     Golden West Financial Corp...................              63,668
     1,950     Goldman Sachs Group, Inc.....................             192,523
     1,156     Hartford Financial Services Group, Inc.......              68,239

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

FINANCE (Continued)
       942     Huntington Bancshares, Inc...................             $21,195
       962     Janus Capital Group, Inc.....................              15,786
       570     Jefferson-Pilot Corp.........................              28,871
     1,163     John Hancock Financial Services, Inc.........              43,613
     8,416     J.P. Morgan Chase & Co., Inc.................             309,120
     1,709     KeyCorp......................................              50,108
     1,138     Lehman Brothers Holdings, Inc................              87,876
       715     Lincoln National Corp........................              28,864
       761     Loews Corp...................................              37,631
     2,210     Marsh & McLennan Companies, Inc..............             105,837
       927     Marshall & Ilsley Corp.......................              35,458
       594     MBIA, Inc....................................              35,183
     5,256     MBNA Corp....................................             130,612
     1,733     Mellon Financial Corp........................              55,647
     3,903     Merrill Lynch & Co., Inc.....................             228,911
     3,057     MetLife, Inc.................................             102,929
       406     MGIC Investment Corp.........................              23,118
       601     Moody's Corp.................................              36,390
     4,433     Morgan Stanley...............................             256,538
     2,484     National City Corp...........................              84,307
       624     North Fork Bancorporation, Inc...............              25,253
       922     Northern Trust Corp..........................              42,799
       736     Plum Creek Timber Co., Inc...................              22,411
     1,136     PNC Financial Services Group, Inc............              62,173
     1,302     Principal Financial Group, Inc...............              43,057
       882     Progressive Corp.............................              73,726
       722     ProLogis.....................................              23,169
     1,193     Providian Financial Corp.*...................              13,887
     2,203     Prudential Financial, Inc....................              92,019
       909     Regions Financial Corp.......................              33,815
       630     SAFECO Corp..................................              24,526
       852     Simon Property Group, Inc....................              39,482
     1,804     SLM Corp.....................................              67,975
     1,373     SouthTrust Corp..............................              44,938
       903     St. Paul Companies, Inc......................              35,804
     1,347     State Street Corp............................              70,152
     1,159     SunTrust Banks, Inc..........................              82,868
     1,229     Synovus Financial Corp.......................              35,543
       606     T. Rowe Price Group, Inc.....................              28,730
       459     Torchmark Corp...............................              20,903
     4,087     Travelers Property Casualty Corp.............              69,356
     7,919     U.S. Bancorp.................................             235,828
       802     Union Planters Corp..........................              25,255
     1,190     UnumProvident Corp...........................              18,766
     5,469     Wachovia Corp................................             254,801
     3,703     Washington Mutual, Inc.......................             148,564
       559     XL Capital Ltd., Class A.....................              43,350
     6,935     Wells Fargo & Co.............................             408,402
       370     Zions Bancorporation.........................              22,692
                                                                   -------------
                                                                       8,711,566
                                                                   =============


--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

HEALTH CARE - 12.9%
     6,476     Abbott Laboratories..........................            $301,782
       670     Aetna, Inc...................................              45,279
       537     Allergan, Inc................................              41,247
       461     AmerisourceBergen Corp.......................              25,885
     5,273     Amgen, Inc.*.................................             325,871
       518     Anthem, Inc.*................................              38,850
       853     Applera Corp. - Applied Biosystems Group.....              17,666
       209     Bard (C.R.), Inc.............................              16,981
       215     Bausch & Lomb, Inc...........................              11,158
     2,457     Baxter International, Inc....................              74,988
     1,075     Becton, Dickinson & Co.......................              44,226
     1,348     Biogen Idec, Inc.*...........................              49,579
     1,052     Biomet, Inc..................................              38,303
     3,312     Boston Scientific Corp.*.....................             121,749
     8,017     Bristol-Myers Squibb Co......................             229,286
     1,827     Cardinal Health, Inc.........................             111,739
       724     Chiron Corp.*................................              41,261
       637     CIGNA Corp...................................              36,627
     4,582     Eli Lilly & Co...............................             322,252
       364     Express Scripts, Inc.*.......................              24,181
     1,486     Forest Laboratories, Inc.*...................              91,835
       958     Genzyme Corp.*...............................              47,268
     1,276     Guidant Corp.................................              76,815
     2,159     HCA, Inc.....................................              92,751
       964     Health Management Associates, Inc............              23,136
       650     Humana, Inc.*................................              14,853
       961     IMS Health, Inc..............................              23,890
    12,186     Johnson & Johnson............................             629,529
       994     King Pharmaceuticals, Inc.*..................              15,168
       359     Manor Care, Inc..............................              12,411
     1,187     McKesson Corp................................              38,174
     1,087     Medco Health Solutions, Inc*.................              36,947
     1,000     MedImmune, Inc.*.............................              25,400
     4,988     Medtronic, Inc...............................             242,467
     9,081     Merck & Co., Inc.............................             419,542
       201     Millipore Corp.*.............................               8,653
    31,377     Pfizer, Inc..................................           1,108,549
       423     Quest Diagnostics, Inc.......................              30,926
     6,107     Schering-Plough Corp.........................             106,201
       691     St. Jude Medical, Inc.*......................              42,393
       801     Stryker Corp.................................              68,093
     1,865     Tenet Healthcare Corp.*......................              29,933
     2,398     UnitedHealth Group, Inc......................             139,516
       423     Watson Pharmaceuticals, Inc.*................              19,458
       591     Wellpoint Health Networks, Inc.*.............              57,321
     5,504     Wyeth........................................             233,645
       934     Zimmer Holdings, Inc.*.......................              65,753
                                                                   -------------
                                                                       5,619,537
                                                                   =============

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

INDUSTRIALS - 10.6%
     3,187     3M Co........................................            $270,991
     1,369     Allied Waste Industries, Inc.*...............              19,002
       835     American Power Conversion Corp...............              20,416
       291     American Standard Companies, Inc.*...........              29,304
       781     Apollo Group, Inc.*..........................              53,108
       445     Avery Dennison Corp..........................              24,929
       729     Block (H&R), Inc.............................              40,365
     3,488     Boeing Co....................................             146,984
     1,515     Burlington Northern Santa Fe Corp............              49,010
     1,459     Caterpillar, Inc.............................             121,126
     4,127     Cendant Corp.*...............................              91,908
       685     Cintas Corp..................................              34,339
       371     Cooper Industries Ltd., Class A..............              21,492
       239     Crane Co.....................................               7,347
       878     CSX Corp.....................................              31,555
       168     Cummins, Inc.*...............................               8,222
       693     Danaher Corp.................................              63,583
     1,017     Deere & Co...................................              66,156
       509     Delta Air Lines, Inc.........................               6,011
       215     Deluxe Corp..................................               8,886
       456     Donnelley (R.R.) & Sons Co...................              13,748
       815     Dover Corp...................................              32,396
       304     Eaton Corp...................................              32,826
     1,697     Emerson Electric Co..........................             109,881
       565     Equifax, Inc.................................              13,842
     1,201     FedEx Corp...................................              81,067
       329     Fluor Corp...................................              13,042
       799     General Dynamics Corp........................              72,222
    41,256     General Electric Co..........................           1,278,111
       485     Goodrich Corp................................              14,400
       368     Grainger (W.W.), Inc.........................              17,440
     3,505     Honeywell International, Inc.................             117,172
     1,248     Illinois Tool Works, Inc.....................             104,720
       689     Ingersoll-Rand Co., Class A..................              46,769
       346     ITT Industries, Inc..........................              25,677
     1,821     Lockheed Martin Corp.........................              93,599
     1,890     Masco Corp...................................              51,805
       463     Monster Worldwide, Inc.*.....................              10,167
       279     Navistar International Corp.*................              13,361
     1,596     Norfolk Southern Corp........................              37,745
       741     Northrop Grumman Corp........................              70,840
       523     PACCAR, Inc..................................              44,518
       499     Pall Corp....................................              13,388
       518     Parker-Hannifin Corp.........................              30,821
       941     Pitney Bowes, Inc............................              38,223
       334     Power-One, Inc.*.............................               3,617
     1,747     Raytheon Co..................................              52,480
       685     Robert Half International, Inc.*.............              15,988
       743     Rockwell Automation, Inc.....................              26,451

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

INDUSTRIALS (Continued)
       736     Rockwell Collins, Inc........................             $22,102
       255     Ryder System, Inc............................               8,708
     3,199     Southwest Airlines Co........................              51,632
       554     Textron, Inc.................................              31,611
       236     Thomas & Betts Corp..........................               5,402
     8,281     Tyco International Ltd.......................             219,447
     1,006     Union Pacific Corp...........................              69,897
     4,671     United Parcel Service, Inc...................             348,223
     1,940     United Technologies Corp.....................             183,854
     2,441     Waste Management, Inc........................              72,253
                                                                   -------------
                                                                       4,604,179
                                                                   =============

INFORMATION TECHNOLOGY - 17.2%
     3,284     ADC Telecommunications, Inc.*................               9,753
       940     Adobe Systems, Inc...........................              36,942
     1,549     Advanced Micro Devices, Inc.*................              23,080
     1,895     Agilent Technologies, Inc.*..................              55,410
     1,567     Altera Corp.*................................              35,571
     1,469     Analog Devices, Inc..........................              67,060
       618     Andrew Corp.*................................               7,113
     1,563     Apple Computer, Inc.*........................              33,401
     6,870     Applied Materials, Inc.*.....................             154,232
     1,227     Applied Micro Circuits Corp.*................               7,337
       464     Autodesk, Inc................................              11,405
     2,518     Automatic Data Processing, Inc...............              99,738
     1,861     Avaya, Inc.*.................................              24,081
       938     BMC Software, Inc.*..........................              17,494
     1,193     Broadcom Corp., Class A*.....................              40,669
     1,901     CIENA Corp.*.................................              12,623
    28,320     Cisco Systems, Inc.*.........................             687,893
       689     Citrix Systems, Inc.*........................              14,614
     2,358     Computer Associates International, Inc.......              64,468
       753     Computer Sciences Corp.*.....................              33,305
     1,578     Compuware Corp.*.............................               9,531
       751     Comverse Technology, Inc.*...................              13,210
     1,981     Concord EFS, Inc.*...........................              29,398
       574     Convergys Corp.*.............................              10,022
     5,353     Corning, Inc.*...............................              55,832
    10,477     Dell, Inc.*..................................             355,799
     1,183     Electronic Arts, Inc.*.......................              56,524
     1,929     Electronic Data Systems Corp.................              47,338
     9,820     EMC Corp.*...................................             126,874
     2,958     First Data Corp..............................             121,544
       852     Fiserv, Inc.*................................              33,662
     1,304     Gateway, Inc.*...............................               5,998
    12,474     Hewlett-Packard Co...........................             286,528
    26,789     Intel Corp...................................             862,606
     7,092     International Business Machines Corp.........             657,287
       791     Intuit, Inc.*................................              41,852

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (Continued)
       800     Jabil Circuit, Inc.*.........................             $22,640
     6,395     JDS Uniphase Corp.*..........................              23,342
       771     KLA-Tencor Corp.*............................              45,235
       516     Lexmark International, Inc.*.................              40,578
     1,261     Linear Technology Corp.......................              53,050
     1,524     LSI Logic Corp.*.............................              13,518
    16,727     Lucent Technologies, Inc.*...................              47,505
     1,350     Maxim Integrated Products, Inc...............              67,230
       402     Mercury Interactive Corp.*...................              19,553
     2,453     Micron Technology, Inc.*.....................              33,042
    44,466     Microsoft Corp...............................           1,224,594
       769     Molex, Inc...................................              26,830
     9,559     Motorola, Inc................................             134,495
       740     National Semiconductor Corp.*................              29,163
       381     NCR Corp.*...................................              14,783
     1,503     Network Appliance, Inc.*.....................              30,857
     1,531     Novell, Inc.*................................              16,106
       672     Novellus Systems, Inc.*......................              28,258
       744     NVIDIA Corp.*................................              17,298
    21,446     Oracle Corp.*................................             283,087
     1,098     Parametric Technology Corp.*.................               4,326
     1,532     Paychex, Inc.................................              56,990
     1,501     PeopleSoft, Inc.*............................              34,223
       510     PerkinElmer, Inc.............................               8,706
       799     PMC-Sierra, Inc.*............................              16,100
       422     QLogic Corp.*................................              21,775
     3,347     QUALCOMM, Inc................................             180,504
       592     Sabre Holdings Corp..........................              12,781
     2,266     Sanmina-SCI Corp.*...........................              28,574
       600     Scientific-Atlanta, Inc......................              16,380
     2,037     Siebel Systems, Inc.*........................              28,253
     3,337     Solectron Corp.*.............................              19,722
    12,984     Sun Microsystems, Inc.*......................              58,298
     1,148     Sungard Data Systems, Inc.*..................              31,811
     1,244     Symantec Corp.*..............................              43,105
       927     Symbol Technologies, Inc.....................              15,657
       341     Tektronix, Inc...............................              10,776
     2,017     Tellabs, Inc.*...............................              17,003
       760     Teradyne, Inc.*..............................              19,342
     7,079     Texas Instruments, Inc.......................             207,981
       653     Thermo Electron Corp.*.......................              16,456
     1,357     Unisys Corp.*................................              20,151
     1,735     VERITAS Software Corp.*......................              64,473
       494     Waters Corp.*................................              16,381
     3,223     Xerox Corp.*.................................              44,477
     1,371     Xilinx, Inc.*................................              53,112
     2,747     Yahoo!, Inc.*................................             124,082
                                                                   -------------
                                                                       7,492,797
                                                                   =============


--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

MATERIALS - 2.9%
       994     Air Products & Chemicals, Inc................             $52,513
     3,526     Alcoa, Inc...................................             133,988
       327     Allegheny Technologies, Inc..................               4,323
       228     Ball Corp....................................              13,582
       214     Bemis Co., Inc...............................              10,700
     3,795     Dow Chemical Co..............................             157,758
     4,122     Du Pont (E.I.) de Nemours & Co...............             189,159
       312     Eastman Chemical Co..........................              12,333
     1,044     Ecolab, Inc..................................              28,574
       504     Engelhard Corp...............................              15,095
       768     Freeport-McMoRan Copper & Gold, Inc.,
                 Class B ...................................              32,356
     1,021     Georgia-Pacific Corp.........................              31,314
       204     Great Lakes Chemical Corp....................               5,547
       447     Hercules, Inc.*..............................               5,453
       386     International Flavors & Fragrances, Inc......              13,479
     1,981     International Paper Co.......................              85,401
       421     Louisiana-Pacific Corp.*.....................               7,527
       806     MeadWestvaco Corp............................              23,979
     1,053     Monsanto Co..................................              30,305
     1,770     Newmont Mining Corp..........................              86,040
       315     Nucor Corp...................................              17,640
       644     Pactiv Corp.*................................              15,392
       359     Phelps Dodge Corp.*..........................              27,316
       683     PPG Industries, Inc..........................              43,726
     1,310     Praxair, Inc.................................              50,042
       894     Rohm & Haas Co...............................              38,183
       341     Sealed Air Corp.*............................              18,462
       285     Sigma Aldrich Corp...........................              16,296
       218     Temple-Inland, Inc...........................              13,662
       417     United States Steel Corp.....................              14,603
       409     Vulcan Materials Co..........................              19,456
       881     Weyerhaeuser Co..............................              56,384
       346     Worthington Industries, Inc..................               6,238
                                                                   -------------
                                                                       1,276,826
                                                                   =============
MISCELLANEOUS - 2.9%
    11,205     Standard & Poor's
                 Depositary Receipts .......................           1,246,892
                                                                   =============

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

EQUITY INDEX FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 3.4%
     1,254     ALLTEL Corp..................................             $58,411
     3,480     AT&T Corp....................................              70,644
    11,090     AT&T Wireless Services, Inc.*................              88,609
     7,654     BellSouth Corp...............................             216,608
       593     CenturyTel, Inc..............................              19,344
     1,172     Citizens Communications Co.*.................              14,556
     4,561     Nextel Communications, Inc., Class A*........             127,982
     6,989     Qwest Communications International, Inc.*....              30,193
    13,578     SBC Communications, Inc......................             353,978
     3,671     Sprint Corp. (FON Group).....................              60,278
     4,159     Sprint Corp. (PCS Group)*....................              23,374
    11,280     Verizon Communications, Inc..................             395,702
                                                                   -------------
                                                                       1,459,679
                                                                   =============

UTILITIES - 2.8%
     2,515     AES Corp.*...................................              23,742
       518     Allegheny Energy, Inc.*......................               6,610
       655     Ameren Corp..................................              30,130
     1,594     American Electric Power Co., Inc.............              48,633
     2,052     Calpine Corp.*...............................               9,870
     1,248     CenterPoint Energy, Inc......................              12,093
       719     Cinergy Corp.................................              27,904
       580     CMS Energy Corp.*............................               4,942
       910     Consolidated Edison, Inc.....................              39,139
       677     Constellation Energy Group, Inc..............              26,511
     1,271     Dominion Resources, Inc......................              81,128
       865     DTE Energy Co................................              34,081
     3,670     Duke Energy Corp.............................              75,051
     1,544     Dynegy, Inc.*................................               6,608
     1,319     Edison International, Inc....................              28,926
     2,455     El Paso Corp.................................              20,106
       920     Entergy Corp.................................              52,560
     1,364     Exelon Corp..................................              90,515
     1,315     FirstEnergy Corp.............................              46,288
       861     FPL Group, Inc...............................              56,327
       638     KeySpan Corp.................................              23,478

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------------

UTILITIES (Continued)
       496     Kinder Morgan, Inc...........................             $29,314
       177     NICOR, Inc...................................               6,025
     1,057     NiSource, Inc................................              23,191
       148     Peoples Energy Corp..........................               6,222
     1,877     PG&E Corp.*..................................              52,124
       372     Pinnacle West Capital Corp...................              14,887
       716     PPL Corp.....................................              31,325
       983     Progress Energy, Inc.........................              44,491
       915     Public Service Enterprise Group, Inc.........              40,077
       985     Sempra Energy Co.............................              29,609
     2,935     Southern Co..................................              88,784
       767     Teco Energy, Inc.............................              11,052
     1,303     TXU Corp.....................................              30,907
     2,112     Williams Companies, Inc......................              20,740
     1,615     Xcel Energy, Inc.............................              27,423
                                                                   -------------
                                                                       1,200,813
                                                                   =============

TOTAL COMMON STOCKS
(COST $39,477,765) - 100.1%.................................          43,483,049
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $309,994) - 0.7%
         Federal Home Loan Bank
$310,000       0.75%, 01/02/04..............................             309,994
                                                                   =============

TOTAL INVESTMENTS
(COST $39,787,759) - 100.8%.................................          43,793,043

Liabilities less other assets - (0.8)%......................           (332,334)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $7.63 per share;
unlimited shares of $1.00 par value
capital shares authorized;
5,695,894 shares outstanding)...............................         $43,460,709
                                                                   =============

*Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SMALLCAP FUND(1)

OBJECTIVE:
The UMB Scout Small Cap Fund seeks long-term growth of capital by investing in smaller companies located anywhere in the United States.

We are pleased to report another year of positive returns to investors in the UMB Scout Small Cap Fund. At December 31, 2003, the Fund was valued at $12.83 per share and provided a total one-year return, including price change and reinvested distributions, of 38.16%. Meanwhile, the Fund's benchmarks, the Russell 2000/R Index and the Lipper Small-Cap Core Funds Index, posted returns of 47.25% and 40.90% for the same period, respectively. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

The stocks of small capitalization companies significantly outperformed the stocks of large capitalization companies during the six-month period ended December 31, 2003. (The Russell 2000/R Index increased by 24.92% and the UMB Scout Small Cap Fund added 20.40%, while the S&P 500/R Index gained 15.14%.) During this same time period, the stocks of companies that were not generating positive net cash flows outperformed those with positive net cash flows. As such, we underperformed during this period because we focus on purchasing companies that are net cash flow "generators." Negative net cash flow companies require additional funds to run their operations. Therefore, they must issue debt (weaken the balance sheet) or sell more shares (dilute our interest)-both of which are negative to investors. One of our basic tenets is to own the stocks of companies that produce excess capital, so they can self-fund their growth, raise their dividend and/or repurchase shares - or in other words enhance shareholder value. In the latter part of 2003, issues of companies posting positive net cash flows began to outperform, which benefited the Fund.

Our relatively large cash position of 12.22% (as a percentage of the portfolio) is the result of the leadership rotation currently occurring in the stock market. We have been selling issues in the Information Technology sector (ANSYS, Inc., ESCO Technologies Inc., FEI Co.), while accumulating issues in the Energy sector (St. Mary Land & Exploration Co., Swift Energy Co.). We will invest the reserves as individual issues meet our rigid fundamental and technical disciplines.(2)

By examining the pillars of the stock market, we see strong support for our case that the market is following a traditional presidential cycle. This would historically mean a strong beginning to the new year, a correction into spring, and a renewed uptrend into year-end. Valuations are still favorable when viewed relative to interest rates. However, we consider investor sentiment a negative factor, as investors are currently overly optimistic. Also, the year-end money supply growth rate is troubling to us. The 13-week rate of change has turned negative, resulting in the fastest drop in 20 years, due in part to a slowdown in mortgage growth, refinancing and investors moving

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
funds out of money markets. Historically, this behavior has resulted in sub-par returns for the more speculative issues.

The stock market has followed a classic cyclical behavior. The market bottomed in 2002 during a recessionary period when we were about to go to war, companies' financials were being questioned and the solvency of many pension plans were in question. Much progress has been made by the end of 2003. The economy has steadily improved and the stock market has experienced a very powerful rally from its October 2002 low, all of which conform to the classic presidential cycle. Exiting 2003, our combined fundamental/technical research led us to overweight the Energy, Health Care and Industrials sectors. Interestingly, these are also the sectors that typically outperform during U.S. presidential election years.

On behalf of the management team, I want to thank you for your continued support and investment in the UMB Scout Small Cap Fund and the UMB Scout Funds' family.

DAVID R. BAGBY, CFA
Scout Investment Advisors, Inc.

(1) Due to the limited focus of this Fund, the UMB Scout Small Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND (UMBHX)
as of December 31, 2003

                                 RUSSELL
                 UMB SCOUT        2000/R     LIPPER SMALL-CAP
               SMALL CAP FUND    INDEX(3)   CORE FUNDS INDEX(3)
               --------------    --------   -------------------
      12/31/93     10,000         10,000          10,000
       3/31/94      9,884          9,734           9,846
       6/30/94      9,874          9,353           9,535
       9/30/94     10,172         10,003          10,136
      12/31/94     10,070          9,818          10,016
       3/31/95     10,650         10,271          10,745
       6/30/95     11,255         11,234          11,499
       9/30/95     11,938         12,343          12,753
      12/31/95     12,080         12,611          13,096
       3/31/96     12,618         13,254          14,001
       6/30/96     13,002         13,917          14,932
       9/30/96     13,090         13,965          15,025
      12/31/96     13,596         14,692          15,547
       3/31/97     13,674         13,933          14,697
       6/30/97     14,995         16,191          17,189
       9/30/97     16,854         18,601          20,070
      12/31/97     16,726         17,978          19,004
       3/31/98     17,837         19,786          21,072
       6/30/98     17,156         18,864          20,098
       9/30/98     14,822         15,064          15,677
      12/31/98     16,109         17,520          18,313
       3/31/99     15,093         16,570          16,767
       6/30/99     17,842         19,147          19,325
       9/30/99     16,589         17,936          18,501
      12/31/99     16,313         21,244          22,008
       3/31/00     16,677         22,749          24,278
       6/30/00     16,314         21,889          23,890
       9/30/00     18,357         22,131          24,562
      12/31/00     19,873         20,603          23,534
       3/31/01     20,198         19,262          21,744
       6/30/01     21,823         22,015          25,085
       9/30/01     20,165         17,438          20,697
      12/31/01     22,132         21,115          25,211
       3/31/02     22,823         21,956          26,110
       6/30/02     21,971         20,122          23,845
       9/30/02     18,733         15,816          19,247
      12/31/02     19,551         16,790          20,363
       3/31/03     20,024         16,036          19,312
       6/30/03     22,435         19,792          23,281
       9/30/03     23,382         21,589          24,982
      12/31/03     27,012         24,724          28,691


(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Small Cap Fund, Russell 2000/R Index and Lipper Small-Cap Core Funds Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND (UMBHX)

[PIE CHART]

Industrials................................................................  24%
Health Care................................................................  17%
Information Technology.....................................................  16%
Cash Equivalents...........................................................  12%
Consumer Discretionary.....................................................  10%
Energy.....................................................................   8%
Materials..................................................................   4%
Miscellaneous..............................................................   4%
Finance....................................................................   3%
Consumer Staples...........................................................   2%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND (UMBHX)
as of December 31, 2003

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND................  38.16%    10.77%    10.89%    10.45%
RUSSELL 2000/R INDEX(1).................  47.25%     6.27%     7.13%     9.47%
LIPPER SMALL-CAP CORE FUNDS INDEX(1)....  40.90%     6.83%     9.39%    11.11%

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Beginning with shares purchased after January 1, 2004, a redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund and the UMB Scout Small Cap Fund. Please see the prospectus for more information about the fee and which accounts it applies to.
     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Prior to July 2, 2001, the Fund was known as the UMB Scout Regional Fund and was managed in accordance with a different investment objective and strategy.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND (UMBHX)
                                                   MARKET        PERCENT
                                               VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
LabOne, Inc..................................   $   2,922           5%
iShares Russell 2000 Value Index Fund........       2,566           4%
Layne Christensen Co.........................       2,468           4%
BHA Group Holdings, Inc......................       2,440           4%
IDEXX Laboratories, Inc......................       2,258           4%
Serologicals Corp............................       2,022           4%
Universal Electronics, Inc...................       1,924           3%
Datascope Corp...............................       1,793           3%
Teledyne Technologies, Inc...................       1,791           3%
Helen of Troy Ltd............................       1,783           3%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................     $21,967          37%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.
--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND (UMBHX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/86...................  $ 10.00        $ 0.08      $    -      $ 10.08
12/31/87...................     9.87          0.63           -        10.58
12/31/88...................     8.67          0.72           -        10.10
12/31/89...................     8.32          0.60           -        10.36
12/31/90...................     7.61          0.64           -        10.28
12/31/913..................     8.30          0.29           -        11.26
12/31/92...................     9.09          0.12           -        12.17
12/31/93...................     9.49          0.14           -        12.70
12/31/94...................     9.20          0.20        0.15        12.77
12/31/95...................    10.11          0.33        0.57        14.57
12/31/96...................    10.43          0.23        0.69        15.81
12/31/97...................    11.89          0.26        0.63        18.16
12/31/98...................    10.46          0.24        0.74        17.71
12/31/99...................     9.87          0.16        0.56        17.84
12/31/00...................    11.59          0.17        0.23        19.97
12/31/013..................    10.89          0.89        1.07        21.22
12/31/02...................     9.49          0.03        0.11        19.95
12/31/03...................    12.83             -        0.28        23.57
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

(3)  The Fund's objective changed in 1991 and was modified in 2001.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SMALL CAP FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 87.4%
CONSUMER DISCRETIONARY - 9.9%
    34,000     Brown Shoe Company, Inc......................          $1,289,620
    55,000     Flexsteel Industries, Inc....................           1,237,500
    77,000     Helen of Troy Ltd.*..........................           1,782,550
    40,000     Kellwood Co..................................           1,640,000
                                                                   -------------
                                                                       5,949,670
                                                                   =============

CONSUMER STAPLES - 1.6%
    30,000     Ralcorp Holdings, Inc.*......................             940,800
                                                                   =============

ENERGY - 8.2%
    58,000     St. Mary Land & Exploration Co...............           1,653,000
   100,000     Swift Energy Co.*............................           1,685,000
    50,000     Tom Brown, Inc.*.............................           1,612,500
                                                                   -------------
                                                                       4,950,500
                                                                   =============

FINANCE - 2.8%
    67,500     Old Republic International Corp..............           1,711,800
                                                                   =============

HEALTH CARE - 17.0%
    25,000     Covance, Inc.*...............................             670,000
    50,000     Datascope Corp...............................           1,792,500
    48,800     IDEXX Laboratories, Inc.*....................           2,258,464
    90,000     LabOne, Inc.*................................           2,922,300
    25,000     Priority Healthcare Corp., Class B*..........             602,750
   108,700     Serologicals Corp.*..........................           2,021,820
                                                                   -------------
                                                                      10,267,834
                                                                   =============

INDUSTRIALS - 23.7%
    97,000     BHA Group Holdings, Inc......................           2,439,550
    85,000     Herley Industries, Inc.*.....................           1,759,500
   143,000     Isco, Inc....................................           1,322,750
   110,000     Kansas City Southern*........................           1,575,200
    40,000     Kennametal, Inc..............................           1,590,000
    41,600     Lawson Products, Inc.........................           1,380,288
   210,000     Layne Christensen Co.*.......................           2,467,500
    95,000     Teledyne Technologies, Inc.*.................           1,790,750
                                                                   -------------
                                                                      14,325,538
                                                                   =============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 15.9%
    32,000     Garmin Ltd...................................          $1,743,360
    30,000     Microsemi Corp.*.............................             737,400
   115,000     MSC.Software Corp.*..........................           1,086,750
    77,000     SBS Technologies, Inc.*......................           1,132,670
   151,000     Universal Electronics, Inc.*.................           1,923,740
    40,000     Varian, Inc.*................................           1,669,200
    20,000     Zebra Technologies Corp., Class A*...........           1,327,400
                                                                   -------------
                                                                       9,620,520
                                                                   =============
MATERIALS - 4.0%
    20,000     Ball Corp....................................           1,191,400
    30,000     Peabody Energy Corp..........................           1,251,300
                                                                   -------------
                                                                       2,442,700
                                                                   =============

MISCELLANEOUS - 4.3%
    16,000     iShares Russell 2000
                 Value Index Fund ..........................           2,566,400
                                                                   =============
TOTAL COMMON STOCK
(COST $40,515,874) - 87.4%..................................          52,775,762
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $7,381,846) - 12.2%
               Federal Home Loan Bank
$7,382,000       0.75%, 01/02/04 ...........................           7,381,846
                                                                   =============

TOTAL INVESTMENTS
(COST $47,897,720) - 99.6%..................................          60,157,608

Other assets less liabilities - 0.4%........................             243,105
                                                                   -------------
TOTAL NET ASSETS - 100.0%
(equivalent to $12.83 per share;
unlimited shares of $1.00 par value
capital shares authorized;
4,708,577 shares outstanding)...............................         $60,400,713
                                                                   =============

*Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WORLDWIDE FUND(1)
WORLDWIDE SELECT FUND1

OBJECTIVE:
The UMB Scout WorldWide and WorldWide Select Funds seek long-term growth of capital and income by investing in a diversified portfolio of equity securities of established companies either located outside the United States, or whose principal business is carried on outside the United States.

Stock markets around the world started heading higher last spring and that trend continued through the first-half of the Funds' fiscal year ended December 31, 2003. Driving this trend upward were the fiscal, monetary and currency policies of the United States. The federal government was very stimulative as measured by the budget deficit, which has mushroomed following increased spending for national security and the war in Iraq. At the same time, federal government revenues declined because of the recession and tax cuts. Meanwhile, to do its part in countering the recession, the Federal Reserve maintained low interest rates and increased the money supply.

On the currency front, the U.S. dollar was under pressure as foreign investors have worried about our twin deficits, the federal budget and the balance of trade. The Bush administration has given lip service to the desire for a strong U.S. dollar, but appears to see the pricing advantage a weaker U.S. dollar provides our U.S. manufacturers with exports. The falling U.S. dollar may also provide a better pricing environment within the United States for domestic companies along with a "whiff" of inflation, which the Federal Reserve appears to prefer to deflation.

For investing abroad, the weaker U.S. dollar provided an extra boost to returns from owning foreign stocks, especially European stocks. The Euro has borne the brunt of the dollar's weakness. Admittedly, U.S. dollar weakness has been a mixed bag for European companies with substantial operations in the United States because the profits from operations were lower when reported in Euros. The net effect was to boost the value of European stocks.

The U.S. dollar has also been weak relative to the Japanese yen. In an apparent effort to keep the yen from getting too strong, the Japanese government bought U.S. dollars. In addition to competing with the United States, the Japanese have also tried to keep their currency from rising against the Chinese yuan, which is pegged to the U.S. dollar. The Chinese yuan has been rising due in part to China's booming economy based on strong exports and growing capital investments.

The capital investment boom has also helped Japan. This is one of the reasons the Funds raised their exposure a little in Japan. The Funds have also changed their Japanese holdings by selling staple names like KOA Corp. and Takeda Chemical Industries Ltd. and buying industrial names like Kubota Corp. and Komatsu Ltd., which make heavy machinery that has been exported to China. The changes were subtle, but the Japanese seem to have made some progress in cleaning up their banking problems and stimulating their money supply.(2)

The boom in China has also caused higher prices in Materials and Energy, which are among the Funds' largest sector positions. Aracruz Celulose S.A., BHP Billiton Ltd., and Imperial Chemical Industries PLC in the Materials sector were important contributors to the Funds' results, as were Imperial Oil Ltd. and OMV A.G. in the Energy sector. The Funds' largest sector position was in Technology that saw some of the best returns, like ASML Holding N.V. and SAP A.G., and some of our poorest relative returns, such as Canon, Inc. and Nokia Corp., which were up only slightly to end the year.(2)

As a sector, Health Care was a modest drag. Some of the stocks, like Nobel Biocare Holding, A.G., Shire Pharmaceuticals Group PLC, and Smith & Nephew PLC, made the sector a positive contributor to the Funds' relative returns.(2)

The country that provided the best return for the Funds was Brazil, led by Empresa Brasileira de Aeronautica S.A. and the previously mentioned Aracruz Celulose S.A. Brazil and a number of other developing countries were helped by the easy monetary conditions pursued by our government and the Chinese demand for raw materials. The country that provided the worst return for the Funds was Italy. Consumer staples

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
in several European countries also lagged their respective markets, causing an unfortunate drag on the overall return.(2)

Thank you for your continued support of the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund.

JAMES L. MOFFETT, CFA
Scout Investment Advisors, Inc.

(1) Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risk.

(2) Portfolio composition will change due to ongoing management of the Funds. References to specific securities or sectors should not be construed as a recommendation by the Funds, their Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2003

                                MSCI EAFE
                  UMB SCOUT     INDEX-U.S.
               WORLDWIDE FUND   DOLLARS(3)
               --------------   ----------
      12/31/93     10,000         10,000
       3/31/94      9,963         10,356
       6/30/94     10,019         10,892
       9/30/94     10,473         10,910
      12/31/94     10,382         10,806
       3/31/95     10,564         11,016
       6/30/95     11,233         11,105
       9/30/95     11,690         11,576
      12/31/95     11,904         12,055
       3/31/96     12,397         12,412
       6/30/96     12,890         12,618
       9/30/96     13,140         12,611
      12/31/96     14,089         12,822
       3/31/97     14,463         12,630
       6/30/97     16,293         14,279
       9/30/97     17,148         14,187
      12/31/97     16,674         13,085
       3/31/98     19,016         15,020
       6/30/98     19,591         15,190
       9/30/98     17,003         13,040
      12/31/98     19,669         15,746
       3/31/99     20,231         15,976
       6/30/99     21,726         16,393
       9/30/99     22,270         17,124
      12/31/99     25,851         20,044
       3/31/00     26,264         20,034
       6/30/00     25,941         19,252
       9/30/00     24,593         17,710
      12/31/00     23,739         17,247
       3/31/01     21,482         14,891
       6/30/01     22,072         14,763
       9/30/01     19,220         12,703
      12/31/01     21,127         13,590
       3/31/02     21,059         13,667
       6/30/02     20,200         13,401
       9/30/02     16,644         10,763
      12/31/02     17,778         11,460
       3/31/03     17,047         10,529
       6/30/03     19,617         12,589
       9/30/03     20,743         13,619
      12/31/03     23,662         15,949


(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout WorldWide Fund and MSCI EAFE Index-U.S. Dollars assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND (UWWSX)
as of December 31, 2003
                 UMB SCOUT      MSCI EAFE
                 WORLDWIDE      INDEX-U.S.
                SELECT FUND     DOLLARS(3)
               --------------   ----------
       5/17/99     10,000         10,000
       6/30/99     10,200         10,076
       9/30/99     10,340         10,525
      12/31/99     12,089         12,320
       3/31/00     12,180         12,314
       6/30/00     12,049         11,834
       9/30/00     11,330         10,886
      12/31/00     10,924         10,601
       3/31/01      9,717          9,153
       6/30/01      9,968          9,074
       9/30/01      8,428          7,808
      12/31/01      9,435          8,353
       3/31/02      9,302          8,400
       6/30/02      8,883          8,238
       9/30/02      7,117          6,616
      12/31/02      7,617          7,045
       3/31/03      7,297          6,472
       6/30/03      8,484          7,739
       9/30/03      9,087          8,372
      12/31/03      10,471         9,804


(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout WorldWide Select Fund and MSCI EAFE Index-U.S. Dollars assume dividends were reinvested for the entire period.

          For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2003

CASH & EQUIVALENTS      __%
AUSTRALIA                8%
AUSTRIA                  2%
BELGIUM                  1%
BRAZIL                   5%
CANADA                   7%
CHILE                    2%
DENMARK                  2%
FINLAND                  2%
FRANCE                   4%
GERMANY                  7%
GREECE                   2%
HONG KONG                2%
IRELAND                  1%
ITALY                    4%
JAPAN                   14%
NETHERLANDS              4%
NORWAY                   2%
PORTUGAL                 2%
SINGAPORE                1%
SOUTH KOREA              1%
SPAIN                    3%
SWEDEN                   6%
SWITZERLAND              4%
TAIWAN                   1%
UNITED KINGDOM          12%
UNITED STATES            1%


--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND (UWWSX)
as of December 31, 2003

CASH & EQUIVALENTS      __%
AUSTRALIA                8%
AUSTRIA                  2%
BELGIUM                  2%
BRAZIL                   5%
CANADA                   7%
CHILE                    2%
DENMARK                  2%
FINLAND                  2%
FRANCE                   4%
GERMANY                  7%
GREECE                   2%
HONG KONG                2%
IRELAND                  1%
ITALY                    4%
JAPAN                   14%
NETHERLANDS              4%
NORWAY                   2%
PORTUGAL                 2%
SINGAPORE                1%
SOUTH KOREA              1%
SPAIN                    3%
SWEDEN                   6%
SWITZERLAND              4%
TAIWAN                   1%
UNITED KINGDOM          11%
UNITED STATES            1%


--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND (UMBWX)
as of December 31, 2003
                                          1 YEAR  3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND................  33.10%    -0.11%     3.77%     8.99%
MSCI EAFE Index-U.S. Dollars(1).........  38.59%    -2.91%    -0.05%     4.47%
Lipper Global Funds Index1..............  31.96%    -3.30%     2.04%     6.53%
Lipper International Funds Index(1).....  36.00%    -1.85%     2.13%     5.31%
--------------------------------------------------------------------------------
     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Beginning with shares purchased after January 1, 2004, a redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund and the UMB Scout Small Cap Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND (UMBWX)
                                                  MARKET         PERCENT
                                               VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Canon, Inc...................................  $   19,104           3%
Electrolux A.B...............................      13,526           2%
SAP A.G......................................      12,567           2%
BHP Billiton Ltd.............................      12,377           2%
Novo-Nordisk A.S.............................      12,308           2%
OMV A.G......................................      11,825           2%
Vodafone Group PLC...........................      11,526           2%
Magna International, Inc.....................      11,503           2%
Aracruz Celulose S.A.........................      11,157           2%
Coles Myer Ltd...............................      10,972           2%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................    $126,865          21%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND (UMBWX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/93...................  $ 10.68        $ 0.03      $    -      $ 10.71
12/31/94...................    10.84          0.24           -        11.11
12/31/95...................    12.08          0.30        0.04        12.69
12/31/96...................    13.94          0.24        0.10        14.89
12/31/97...................    16.02          0.31        0.16        17.44
12/31/98...................    18.56          0.31        0.02        20.31
12/31/99...................    23.77          0.45        0.12        26.09
12/31/00...................    21.24          0.05        0.56        24.17
12/31/01...................    18.67          0.23        0.01        21.84
12/31/02...................    15.58          0.14           -        18.88
12/31/03...................    20.58          0.14           -        24.02
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND (UWWSX)
as of December 31, 2003
                                                                       SINCE
                                             1 YEAR      3 YEARS     INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND...........    37.47%       -1.40%       1.00%
MSCI EAFE Index-U.S. Dollars1.............    38.59%       -2.91%      -0.75%
Lipper Global Funds Index1................    31.96%       -3.30%       0.67%
Lipper International Funds Index1.........    36.00%       -1.85%       1.18%
--------------------------------------------------------------------------------
     Inception - May 17, 1999.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Beginning with shares purchased after January 1, 2004, a redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund and the UMB Scout Small Cap Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

     The performance shown in the above table and in the graph on page 21 does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND (UWWSX)
                                                  MARKET         PERCENT
                                               VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Canon, Inc...................................   $   1,996           4%
Electrolux A.B...............................       1,394           3%
BHP Billiton Ltd.............................       1,268           2%
Novo-Nordisk A.S.............................       1,245           2%
OMV A.G......................................       1,211           2%
Vodafone Group PLC...........................       1,196           2%
Aracruz Celulose S.A.........................       1,167           2%
Magna International, Inc.....................       1,166           2%
SAP A.G......................................       1,147           2%
Coles Myer Ltd...............................       1,135           2%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................     $12,925          23%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND (UWWSX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/99...................  $ 12.00        $ 0.08      $    -      $ 12.08
12/31/00...................    10.77          0.08           -        10.93
12/31/01...................     9.23          0.07           -         9.47
12/31/02...................     7.38          0.08           -         7.69
12/31/03...................    10.06          0.07           -        10.44
--------------------------------------------------------------------------------

(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

WORLDWIDE FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (ADR'S) - 89.8%
AUSTRALIA - 7.1%
   677,832     BHP Billiton Ltd.............................         $12,377,212
   751,200     Coca-Cola Amatil Ltd.........................           7,023,720
   241,680     Coles Myer Ltd...............................          10,972,272
   461,800     Commonwealth Bank of Australia1..............          10,247,144
   120,000     CSL Limited(1)...............................           1,613,924
                                                                   -------------
                                                                      42,234,272
                                                                   =============

AUSTRIA - 2.0%
    79,391     OMV A.G.(1)..................................          11,824,532
                                                                   =============

BELGIUM - 1.3%
    88,700     Solvay S.A.(1)...............................           7,691,883
                                                                   =============

BRAZIL - 4.5%
   318,400     Aracruz Celulose S.A.........................          11,156,736
   197,600     Companhia de Bebidas das Americas S.A........           5,040,776
   298,600     Empresa Brasileira de Aeronautica S.A........          10,459,958
                                                                   -------------
                                                                      26,657,470
                                                                   =============

CANADA - 6.5%
   149,000     EnCana Corp..................................           5,876,560
   236,000     Imperial Oil Ltd.............................          10,483,120
   143,700     Magna International, Inc.....................          11,503,185
    65,900     MI Developments, Inc.*.......................           1,839,928
   101,600     Potash Corp. of Saskatchewan, Inc............           8,786,368
                                                                   -------------
                                                                      38,489,161
                                                                   =============

CHILE - 1.8%
   250,700     Sociedad Quimica Y Minera
                 de Chile S.A. .............................          10,421,599
                                                                   =============

DENMARK - 2.1%
   300,500     Novo-Nordisk A.S.............................          12,308,480
                                                                   =============

FINLAND - 1.4%
   491,850     Nokia Corp...................................           8,361,450
                                                                   =============


--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

FRANCE - 3.8%
   119,440     Carrefour S.A.1..............................          $6,556,545
   256,850     Technip S.A..................................           6,914,402
   100,835     Total S.A....................................           9,328,246
                                                                   -------------
                                                                      22,799,193
                                                                   =============

GERMANY - 6.2%
   105,900     Bayer A.G....................................           3,114,519
    53,000     Fresenius Medical Care A.G...................           1,237,550
   135,000     Fresenius Medical Care A.G. Pfd..............           2,160,000
   116,800     Henkel KGaA Pfd..............................           9,134,204
   302,380     SAP A.G......................................          12,566,913
   106,700     Siemens A.G..................................           8,529,598
                                                                   -------------
                                                                      36,742,784
                                                                   =============

GREECE - 1.7%
   151,000     Coca-Cola Hellenic
                 Bottling Co. S.A.(1) ......................           3,146,468
   500,000     Cosmote Mobile Communications S.A.(1)........           6,786,075
                                                                   -------------
                                                                       9,932,543
                                                                   =============

HONG KONG - 1.5%
 1,906,620     CLP Holdings Ltd.............................           9,104,111
                                                                   =============

IRELAND - 1.3%
   148,400     Ryanair Holdings PLC*........................           7,514,976
                                                                   =============
ITALY - 3.7%
   423,200     Luxottica Group S.p.A........................           7,363,680
   790,104     Saipem S.p.A.(1).............................           6,388,202
   269,635     Telecom Italia S.p.A.*.......................           8,005,463
                                                                   -------------
                                                                      21,757,345
                                                                   =============

JAPAN - 12.2%
   401,000     Canon, Inc...................................          19,103,640
   250,000     Komatsu Ltd. ................................           6,326,250
   362,300     Kubota Corp. ................................           7,590,185
    89,200     Kyocera Corp.................................           5,976,400
   209,300     Meitec Corp.(1)..............................           8,046,244
   815,000     Minebea Co., Ltd.(1).........................           4,136,979
   240,400     NTT DoCoMo, Inc. ............................           5,505,160
   267,200     Pioneer Corp. ...............................           7,527,024
   122,000     Toyota Motor Corp............................           8,387,500
                                                                   -------------
                                                                      72,599,382
                                                                   =============

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

WORLDWIDE FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

NETHERLANDS - 3.2%
   698,895     Aegon N.V....................................         $10,343,646
   114,300     Akzo Nobel N.V...............................           4,366,260
   209,300     ASML Holding N.V.*...........................           4,196,465
                                                                   -------------
                                                                      18,906,371
                                                                   =============

NORWAY - 1.7%
   163,755     Norsk Hydro A.S.A............................          10,120,059
                                                                   =============

PORTUGAL - 1.7%
 1,029,060     Portugal Telecom S.A.........................          10,311,181
                                                                   =============

SINGAPORE - 1.2%
   485,200     Flextronics International Ltd.*..............           7,200,368
                                                                   =============

SOUTH KOREA - 1.0%
    32,300     Samsung Electronics Co., Ltd.1...............           6,113,008
                                                                   =============

SPAIN - 2.5%
   478,600     Repsol YPF S.A...............................           9,356,630
   127,942     Telefonica S.A...............................           5,653,757
                                                                   -------------
                                                                      15,010,387
                                                                   =============

SWEDEN - 5.7%
   305,600     Electrolux A.B...............................          13,525,856
   164,300     Hennes & Mauritz A.B.1.......................           3,904,674
   200,000     Sandvik A.B..................................           6,890,000
   224,800     Svenska Cellulosa A.B.1......................           9,185,329
                                                                   -------------
                                                                      33,505,859
                                                                   =============

SWITZERLAND - 3.4%
   113,400     Nestle S.A...................................           7,096,005
    68,800     Nobel Biocare Holding A.G.1..................           6,967,335
   132,926     Novartis A.G.................................           6,099,974
                                                                   -------------
                                                                      20,163,314
                                                                   =============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

TAIWAN - 1.0%
   592,941     Taiwan Semiconductor
                 Manufacturing Co. Ltd.* ...................          $6,071,716
                                                                   =============

UNITED KINGDOM - 10.3%
   107,900     BP PLC.......................................           5,324,865
   257,472     Cadbury Schweppes PLC........................           7,695,838
   300,000     Carlton Communications PLC...................           6,150,000
   746,400     Imperial Chemical Industries PLC.............          10,688,448
   336,950     Royal Bank of Scotland Group PLC1............           9,928,745
   191,100     Shire Pharmaceuticals Group PLC*.............           5,551,455
   104,600     Smith & Nephew PLC...........................           4,384,832
   460,300     Vodafone Group PLC...........................          11,525,912
                                                                   -------------
                                                                      61,250,095
                                                                   =============

UNITED STATES - 1.0%
   155,300     AFLAC, Inc...................................           5,618,754
                                                                   =============

TOTAL COMMON STOCKS (ADR'S)
(COST $415,552,775) - 89.8%.................................         532,710,293
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $64,752,651) - 10.9%
               Federal Home Loan Bank
$64,754,000      0.75%, 01/02/04 ...........................          64,752,651
                                                                   =============

TOTAL INVESTMENTS
(COST $480,305,426) - 100.7%................................         597,462,944

Liabilities less other assets - (0.7)%......................         (4,274,053)
                                                                   -------------
TOTAL NET ASSETS - 100.0%
(equivalent to $20.58 per share;
40,000,000 shares of $1.00 par value
capital shares authorized;
28,830,559 shares outstanding)..............................        $593,188,891
                                                                   =============

     ADR - American Depositary Receipt

*    Non-income producing security

(1)  Non ADR

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

WORLDWIDE SELECT FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (ADR'S) - 94.5%
AUSTRALIA - 7.6%
    69,444     BHP Billiton Ltd.............................          $1,268,048
    80,750     Coca-Cola Amatil Ltd.........................             755,013
    25,000     Coles Myer Ltd...............................           1,135,000
    48,000     Commonwealth Bank of Australia(1)............           1,065,099
    12,100     CSL Limited(1)...............................             162,737
                                                                   -------------
                                                                       4,385,897
                                                                   =============

AUSTRIA - 2.1%
     8,130     OMV A.G.(1)..................................           1,210,886
                                                                   =============

BELGIUM - 1.4%
     9,000     Solvay S.A.(1)...............................             780,462
                                                                   =============

BRAZIL - 4.8%
    33,300     Aracruz Celulose S.A.........................           1,166,832
    18,900     Companhia de Bebidas das Americas S.A........             482,139
    30,800     Empresa Brasileira de Aeronautica S.A........           1,078,924
                                                                   -------------
                                                                       2,727,895
                                                                   =============

CANADA - 6.9%
    14,700     EnCana Corp..................................             579,768
    23,950     Imperial Oil Ltd.............................           1,063,859
    14,570     Magna International, Inc.....................           1,166,328
     6,885     MI Developments, Inc.*.......................             192,229
    10,900     Potash Corp. of Saskatchewan, Inc............             942,632
                                                                   -------------
                                                                       3,944,816
                                                                   =============

CHILE - 1.8%
    24,900     Sociedad Quimica
                 Y Minera de Chile S.A. ....................           1,035,093
                                                                   =============

DENMARK - 2.2%
    30,400     Novo-Nordisk A.S.............................           1,245,184
                                                                   =============

FINLAND - 1.5%
    50,950     Nokia Corp...................................             866,150
                                                                   =============

FRANCE - 4.1%
       100     Aventis S.A..................................               6,626
    12,560     Carrefour S.A.(1)............................             689,469
    26,500     Technip S.A..................................             713,380
    10,500     Total S.A....................................             971,355
                                                                   -------------
                                                                       2,380,830
                                                                   =============


--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

GERMANY - 6.3%
    10,600     Bayer A.G....................................            $311,746
       150     Fresenius Medical Care A.G. .................               3,502
    20,600     Fresenius Medical Care A.G. Pfd..............             329,600
    12,100     Henkel KGaA Pfd..............................             946,266
    27,610     SAP A.G......................................           1,147,472
    10,900     Siemens A.G..................................             871,346
                                                                   -------------
                                                                       3,609,932
                                                                   =============

GREECE - 1.8%
    14,900     Coca-Cola Hellenic Bottling Co. S.A.(1)......             310,479
    53,000     Cosmote Mobile Communications S.A.(1)........             719,324
                                                                   -------------
                                                                       1,029,803
                                                                   =============

HONG KONG - 1.6%
   197,280     CLP Holdings Ltd.............................             942,012
                                                                   =============

IRELAND - 1.3%
    15,300     Ryanair Holdings PLC*........................             774,792
                                                                   =============
ITALY - 3.4%
    45,400     Luxottica Group S.p.A........................             789,960
    46,300     Saipem S.p.A.(1).............................             374,348
    27,246     Telecom Italia S.p.A.*.......................             808,934
                                                                   -------------
                                                                       1,973,242
                                                                   =============

JAPAN - 13.4%
    41,900     Canon, Inc...................................           1,996,116
    31,000     Komatsu Ltd..................................             784,455
    36,300     Kubota Corp..................................             760,485
     9,200     Kyocera Corp.................................             616,400
    26,400     Meitec Corp.(1) .............................           1,014,911
    81,700     Minebea Co., Ltd.(1).........................             414,713
    21,300     NTT DoCoMo, Inc..............................             487,770
    26,400     Pioneer Corp.................................             743,688
    12,600     Toyota Motor Corp............................             866,250
                                                                   -------------
                                                                       7,684,788
                                                                   =============

NETHERLANDS - 3.4%
    71,892     Aegon N.V....................................           1,064,002
    12,000     Akzo Nobel N.V...............................             458,400
    21,700     ASML Holding N.V.*...........................             435,085
       600     STMicroelectronics N.V.......................              16,206
                                                                   -------------
                                                                       1,973,693
                                                                   =============


--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

WORLDWIDE SELECT FUND (Continued)

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

NORWAY - 1.8%
    16,450     Norsk Hydro A.S.A............................          $1,016,610
                                                                   =============

PORTUGAL - 1.9%
   106,527     Portugal Telecom S.A.........................           1,067,401
                                                                   =============

SINGAPORE - 1.2%
    48,300     Flextronics International Ltd.*..............             716,772
                                                                   =============

SOUTH KOREA - 0.8%
     2,400     Samsung Electronics Co., Ltd.1...............             454,217
                                                                   =============

SPAIN - 2.6%
    48,100     Repsol YPF S.A...............................             940,355
    13,117     Telefonica S.A...............................             579,640
                                                                   -------------
                                                                       1,519,995
                                                                   =============

SWEDEN - 6.1%
    31,500     Electrolux A.B...............................           1,394,190
    18,000     Hennes & Mauritz A.B.(1).....................             427,779
    21,200     Sandvik A.B..................................             730,340
    22,800     Svenska Cellulosa A.B.(1)....................             931,608
                                                                   -------------
                                                                       3,483,917
                                                                   =============

SWITZERLAND - 3.6%
    11,400     Nestle S.A...................................             713,355
     7,300     Nobel Biocare Holding A.G.(1)................             739,267
    13,800     Novartis A.G.................................             633,282
                                                                   -------------
                                                                       2,085,904
                                                                   =============

TAIWAN - 1.1%
    61,155     Taiwan Semiconductor
                 Manufacturing Co. Ltd.* ...................             626,227
                                                                   =============

--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 10.8%
    10,800     BP PLC.......................................            $532,980
    21,000     Cadbury Schweppes PLC........................             627,690
    31,300     Carlton Communications PLC...................             641,650
    74,950     Imperial Chemical Industries PLC.............           1,073,284
    34,862     Royal Bank of Scotland Group PLC(1)..........           1,027,262
    19,700     Shire Pharmaceuticals Group PLC*.............             572,285
    12,100     Smith & Nephew PLC...........................             507,232
    47,750     Vodafone Group PLC...........................           1,195,660
                                                                   -------------
                                                                       6,178,043
                                                                   =============

UNITED STATES - 1.0%
    16,600     AFLAC, Inc...................................             600,588
                                                                   =============

TOTAL COMMON STOCKS (ADR'S)
(COST $46,629,328) - 94.5%..................................          54,315,149
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $3,039,937) - 5.3%
               Federal Home Loan Bank
$3,040,000       0.75%, 01/02/04 ...........................           3,039,937
                                                                   =============

TOTAL INVESTMENTS
(COST $49,669,265) - 99.8%..................................          57,355,086

Other assets less liabilities - 0.2%........................              94,609
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.06 per share;
10,000,000 shares of $1.00 par value
capital shares authorized;
5,709,033 shares outstanding)...............................         $57,449,695
                                                                   =============

     ADR - American Depositary Receipt

*    Non-income producing security

(1)  Non ADR

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TECHNOLOGY FUND(1)

OBJECTIVE:
The UMB Scout Technology Fund seeks to provide long-term capital appreciation by investing principally in companies that develop, produce or distribute products and services related to technology.

The 2003 calendar year provided investors with many positive returns as the major markets provided bullish gains. The UMB Scout Technology Fund also provided investors with positive gains as it posted a 42.16% return for the year. Since its launch, the Fund has faced the challenge of a retracting equity market and the collapse of the technology bubble, but for the first time, we are excited to announce a positive return in the Fund for the past calendar year. We appreciate your support during the past few years as we managed this Fund during turbulent times.

The UMB Scout Technology Fund closed 2003 at $2.90 per share with a total return, including price change and reinvested distributions, of 9.02% for the quarter and 42.16% for one year. The Fund's benchmark, the S&P 500/R Information Technology Index, posted a return of 12.88% for the quarter and 47.23% for one year. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

The past twelve months have been volatile for the Technology sector. We successfully timed our movements eleven out of the twelve months. Going into December, the Fund had bested its benchmark, the S&P 500/R Information Technology Index, by 4.63%. Unfortunately, we were overweighted in Semiconductors and underweighted in Software. In December, the Semiconductor segment lost 4% while the Software segment gained 6%.

Since our last report, the stocks that provided the biggest gains for the Fund were ANADIGICS, Inc. up over 85%, PMC-Sierra, Inc. up over 70% and RF Micro Devices, Inc. up over 70%. On the downside, Extreme Networks, Inc.' s December announcement that they would not be able to meet the analyst's expectation caused its stock to decrease by 24%. Fortunately, we had sold almost a quarter of our holdings in Extreme Networks, Inc. in September and were able to lock in more than a 35% gain.(2)

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

On the whole, 2003 was a positive year for the Fund and its shareholders. We look forward to 2004 and will continue to seek high-quality investments in the Technology sector.

We appreciate your continued support of the UMB Scout Technology Fund as well as the UMB Scout Funds' family.

LARRY VALENCIA, CFA
CRAIG NOVORR
Scout Investment Advisors, Inc.

(1) Due to the limited focus of this Fund and the greater risk found in the volatile technology market, the UMB Scout Technology Fund is more susceptible to any economic, business or other developments that generally affect technology-related companies.
(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND (UMBCX)
as of December 31, 2003

                                                S&P 500/R
                 UMB SCOUT        NASDAQ       INFORMATION
                 TECHNOLOGY     COMPOSITE       TECHNOLOGY
                    FUND         INDEX(3)        INDEX (3)
                 ----------     ---------      ------------
        5/1/00     10,000         10,000          10,000
       6/30/00     10,080         10,277           9,981
       9/30/00      9,890          9,521           8,590
      12/31/00      6,610          6,408           5,722
       3/31/01      3,820          4,777           4,241
       6/30/01      4,380          5,614           4,767
       9/30/01      2,940          3,897           3,148
      12/31/01      3,830          5,075           4,242
       3/31/02      3,660          4,806           3,927
       6/30/02      2,540          3,814           2,906
       9/30/02      1,690          3,058           2,170
      12/31/02      2,040          3,489           2,655
       3/31/03      2,040          3,509           2,644
       6/30/03      2,440          4,250           3,124
       9/30/03      2,660          4,684           3,463
      12/31/03      2,900          5,260           3,909

(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Technology Fund, Nasdaq Composite Index and S&P 500/R Information Technology Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND (UMBCX)

[PIE CHART]

Semiconductor Equipment & Products.........................................  31%
Communications Equipment...................................................  26%
Software...................................................................  23%
Computers & Peripherals....................................................   9%
Electronic Equipment & Instruments.........................................   7%
Consumer Discretionary.....................................................   4%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND (UMBCX)
as of December 31, 2003
                                                                       SINCE
                                              1 YEAR       3 YEARS   INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND.................... 42.16%      -24.01%     -28.62%
Nasdaq Composite Index1...................... 50.77%       -6.37%     -16.05%
S&P 500/R Information Technology Index1...... 47.23%      -11.93%     -22.58%
Lipper Science & Technology Funds Index1..... 51.32%      -16.65%     -23.43%
--------------------------------------------------------------------------------
     Inception - May 1, 2000.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND (UMBCX)
                                                   MARKET        PERCENT
                                               VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
ANADIGICS, Inc...............................    $    315           4%
Flextronics International Ltd................         297           4%
VERITAS Software Corp........................         290           4%
AudioCodes Ltd...............................         287           4%
ASML Holding N.V.............................         285           4%
Business Objects S.A.........................         274           4%
eBay, Inc....................................         271           4%
Teradyne, Inc................................         267           4%
Asyst Technologies, Inc......................         265           3%
Comverse Technology, Inc.....................         262           3%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................      $2,813          38%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND (UMBCX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/00...................   $ 6.61        $    -      $    -       $ 6.61
12/31/01...................     3.83             -           -         3.83
12/31/02...................     2.04             -           -         2.04
12/31/03...................     2.90             -           -         2.90
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TECHNOLOGY FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 101.4%
COMMUNICATIONS EQUIPMENT - 25.9%
    28,000     Adaptec, Inc.*...............................            $247,240
    18,000     Alcatel S.A.*................................             231,300
    27,500     AudioCodes Ltd.*.............................             287,100
    14,900     Comverse Technology, Inc.*...................             262,091
    14,450     Ericsson L.M. Telephone Co. S.A.*............             255,765
    29,700     Extreme Networks, Inc.*......................             214,137
    16,750     Inet Technologies, Inc.*.....................             201,000
    13,000     Tekelec*.....................................             202,150
                                                                   -------------
                                                                       1,900,783
                                                                   =============

COMPUTERS & PERIPHERALS - 9.2%
    18,000     Advanced Digital
                 Information Corp.* ........................             252,000
    16,500     EMC Corp.*...................................             213,180
    10,150     Network Appliance, Inc.*.....................             208,380
                                                                   -------------
                                                                         673,560
                                                                   =============

CONSUMER DISCRETIONARY - 3.7%
     4,200     eBay, Inc.*..................................             271,278
                                                                   =============

ELECTRONIC EQUIPMENT
& INSTRUMENTS - 7.2%
    20,000     Flextronics International Ltd.*..............             296,800
    13,400     PerkinElmer, Inc.............................             228,738
                                                                   -------------
                                                                         525,538
                                                                   =============

SEMICONDUCTOR EQUIPMENT
& PRODUCTS - 31.8%
    52,800     ANADIGICS, Inc.*.............................             314,688
    14,200     ASM Lithography Holding N.V.*................             284,710
    15,300     Asyst Technologies, Inc.*....................             265,455
    38,000     Atmel Corp.*.................................             228,380
     7,000     Broadcom Corp., Class A*.....................             238,630
     7,950     Intel Corp...................................             255,990
    12,000     PMC-Sierra, Inc.*............................             241,800
    22,850     RF Micro Devices, Inc.*......................             229,642
    10,500     Teradyne, Inc.*..............................             267,225
                                                                   -------------
                                                                       2,326,520
                                                                   =============

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

SOFTWARE - 23.6%
     5,600     Adobe Systems, Inc...........................            $220,080
     7,900     Business Objects S.A.*.......................             273,893
     4,600     Mercury Interactive Corp.*...................             223,744
    15,000     RSA Security, Inc.*..........................             213,000
     6,300     SAP A.G......................................             261,828
    15,000     VeriSign, Inc.*..............................             244,500
     7,800     VERITAS Software Corp.*......................             289,848
                                                                   -------------
                                                                       1,726,893
                                                                   =============

TOTAL COMMON STOCKS
(COST $6,338,555) - 101.4%..................................           7,424,572
                                                                   =============

TOTAL INVESTMENTS
(COST $6,338,555) - 101.4%..................................           7,424,572

Liabilities less other assets - (1.4)%......................           (102,424)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $2.90 per share;
unlimited shares of $1.00 par value
capital shares authorized;
2,529,193 shares outstanding)...............................          $7,322,148
                                                                   =============

*Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ENERGY FUND(1)

OBJECTIVE:
The UMB Scout Energy Fund seeks long-term capital growth by investing in a diversified portfolio of equity securities of companies principally engaged in energy-related businesses.

The price of crude oil continued to confound analysts. Several political and economic events produced a dramatic acceleration in both crude oil and natural gas prices. The major political events affecting the energy markets included the military conflict in Iraq and the attempted ouster of Venezuela's Socialist President Chavez. These events, along with the labor strikes in Nigeria, added to temporary spot shortages of crude oil and refined products in domestic markets. Contrary to popular expectations, the price of crude oil did not drop as we approached the end of 2003. This surprising strength in oil prices resulted from a lack of supply and a weak U.S. dollar. President Bush has continued to fill the Strategic Petroleum Reserve and China's rapidly industrializing economy grew oil demand by 10% in 2003.

In early 2003, the crude oil price consensus among energy analysts was a range of $20.00 to $25.00 a barrel. OPEC had stated its intentions of maintaining a price target of $22.00 to $28.00 per barrel. Crude oil rallied to $37.83 a barrel at the beginning of the Iraq conflict in early March 2003. The weak dollar and the accelerating strength of the Chinese economy kept the price of crude oil well above most estimates and stated OPEC targets. West Texas Intermediate ended 2003 at $32.52 a barrel. The resulting high prices provided increased cash flow to several different groups within the Energy sector. In several instances, the increased cash flow dropped straight to the bottom line, supporting record earnings and higher stock prices. The integrated oil companies Exxon Mobil Corp., ChevronTexaco Corp., and ConocoPhillips, were primary beneficiaries.(2)

Small- to mid-sized exploration companies were aided by consistently high natural gas prices throughout 2003. The Henry Hub mcf (thousand cubic feet) price spiked in the mid-teens during February then drifted down to $3.99 on October 31. The close on December 31, 2003, was $5.80 per mcf. At this level, the commodity market lives and dies on the weather and weekly storage reports.

The international integrated oil companies represent the dominant subgroup within the Energy sector. The international integrated oils, natural gas and oil service groups exhibited a strong upward bias during the last several months of 2003. Investments in coal and natural resource equities also rebounded strongly as evidence of an economic recovery became more apparent. Rotating equities between the four core groups (international oils, exploration and production, oil service and refining) to take advantage of seasonal price trends, plus overweighting or underweighting those same

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
groups were responsible for the Fund outperforming the S&P 500 Energy Index for the quarter, one-year and three-year time periods. (Please see the accompanying tables for the Funds longer-term and other important performance-related information.)

The UMB Scout Energy Fund closed the calendar year ended December 31, 2003 at $10.33 per share. The Fund had a total return, including price change and reinvested distributions, of 16.69% for the quarter and 27.42% for the year ended December 31, 2003. For the three-year period ended December 31, 2003, the Fund was up 3.41%. In comparison the Fund's benchmark, the S&P 500 Energy Index, posted a return of 15.30% for the quarter, 25.63% for the year, and 0.01% for the three-year period ended December 31, 2003. The Fund outperformed its benchmark by 1.39% for the quarter, 1.79% for the year and 3.40% for the three-year period ended December 31, 2003. The S&P 500/R Index was up 12.18% for the quarter, 28.68% for the year and down 4.05% for the three-year period ended December 31, 2003. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

We appreciate your continued support of the UMB Scout Energy Fund as well as the UMB Scout Funds' family.

WILLIAM E. CASHMAN
Scout Investment Advisors, Inc.

(1) Due to the limited focus of this Fund, the UMB Scout Energy Fund is more susceptible to any economic, business or other developments that generally affect energy-related companies.

(2) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND (UMBEX)
as of December 31, 2003

                  UMB SCOUT       S&P 500/R       S&P 500
                 ENERGY FUND      INDEX(3)     ENERGY INDEX(3)
                 -----------      ---------    ---------------
       2/23/98     10,000         10,000          10,000
       3/31/98     10,240         10,669          10,581
       6/30/98      9,740         11,022          10,484
       9/30/98      9,130          9,925          10,000
      12/31/98      9,038         12,039          10,090
       3/31/99      9,129         12,639          10,667
       6/30/99     10,003         13,530          12,037
       9/30/99     10,147         12,685          11,902
      12/31/99      9,978         14,573          11,979
       3/31/00      9,749         14,907          12,261
       6/30/00     10,062         14,511          12,634
       9/30/00     10,272         14,370          13,733
      12/31/00     10,581         13,246          13,857
       3/31/01     10,474         11,675          12,982
       6/30/01     10,529         12,359          13,398
       9/30/01      9,539         10,545          11,877
      12/31/01     10,091         11,671          12,417
       3/31/02     10,822         11,704          13,567
       6/30/02     10,227         10,136          12,943
       9/30/02      8,511          8,385          10,333
      12/31/02      9,183          9,092          11,035
       3/31/03      9,194          8,806          11,108
       6/30/03      9,994         10,162          11,896
       9/30/03     10,028         10,430          12,024
      12/31/03     11,701         11,700          13,863


(3) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Energy Fund, S&P500/R Index and S&P 500 Energy Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND (UMBEX)

[PIE CHART]

Oil - Integrated...........................................................  31%
Oil - Exploration & Production.............................................  24%
Materials..................................................................  13%
Oil - Equipment & Services.................................................  10%
Oil - Drilling.............................................................   9%
Oil - Refining & Marketing.................................................   6%
Cash Equivalents...........................................................   3%
Consumer Staples...........................................................   2%
Utilities..................................................................   2%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND (UMBEX)
as of December 31, 2003
                                                                         SINCE
                                          1 YEAR    3 YEARS   5 YEARS  INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND...................  27.42%     3.41%     5.30%     2.72%
S&P 500/R Index1........................  28.68%    -4.05%    -0.57%     2.72%
S&P 500 Energy Index1...................  25.63%     0.01%     6.56%     5.74%
--------------------------------------------------------------------------------
     Inception - February 23, 1998.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Prior to July 2, 2001, the Fund was known as the UMB Scout Capital Preservation Fund and was managed in accordance with a different investment strategy.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND (UMBEX)
                                                    MARKET       PERCENT
                                                VALUE (000'S)    OF TOTAL
--------------------------------------------------------------------------------
Exxon Mobil Corp.............................      $  103           6%
Imperial Oil Ltd.............................          89           5%
Burlington Resources, Inc....................          83           4%
Apache Corp..................................          81           4%
Occidental Petroleum Corp....................          76           4%
Noble Corp...................................          72           4%
EnCana Corp..................................          71           4%
Valero Energy Corp...........................          70           4%
EOG Resources, Inc...........................          69           4%
ConocoPhillips...............................          66           4%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................        $780          43%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND (UMBEX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/98...................   $ 8.91        $ 0.13      $    -       $ 9.04
12/31/99...................     9.59          0.24           -         9.96
12/31/00...................     9.89          0.27           -        10.53
12/31/01...................     9.11          0.18        0.16        10.09
12/31/02...................     8.19          0.11           -         9.27
12/31/03...................    10.33          0.10           -        11.51
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

ENERGY FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.0%
CONSUMER STAPLES - 1.7%
     2,000     Archer-Daniels-Midland Co....................             $30,440
                                                                   =============

MATERIALS - 12.9%
     1,500     Alcoa, Inc...................................              57,000
       500     Barrick Gold Corp............................              11,355
     3,500     BHP Billiton Ltd. ADR........................              63,910
       200     Du Pont (E.I.) de Nemours & Co...............               9,178
     1,500     Peabody Energy Corp..........................              62,565
       500     Weyerhaeuser Co..............................              32,000
                                                                   -------------
                                                                         236,008
                                                                   =============

OIL - DRILLING - 9.1%
     1,000     Atwood Oceanics, Inc.*.......................              31,940
     1,500     Nabors Industries Ltd.*......................              62,250
     2,000     Noble Corp.*.................................              71,560
                                                                   -------------
                                                                         165,750
                                                                   =============

OIL - EQUIPMENT & SERVICES - 9.9%
       500     Baker Hughes, Inc............................              16,080
     1,700     BJ Services Co.*.............................              61,030
       500     Maverick Tube Corp.*.........................               9,625
     1,000     Schlumberger Ltd.............................              54,720
     1,500     Technip S.A..................................              40,380
                                                                   -------------
                                                                         181,835
                                                                   =============

OIL - EXPLORATION & PRODUCTION - 24.4%
     1,000     Apache Corp..................................              81,100
     1,500     Burlington Resources, Inc....................              83,070
     1,800     EnCana Corp..................................              70,992
     1,500     EOG Resources, Inc...........................              69,255
       700     St. Mary Land & Exploration Co...............              19,950
     1,000     Swift Energy Co.*............................              16,850
     1,000     Talisman Energy, Inc.........................              56,600
     1,500     Tom Brown, Inc.*.............................              48,375
                                                                   -------------
                                                                         446,192
                                                                   =============
OIL - INTEGRATED DOMESTIC - 7.7%
     1,000     ConocoPhillips...............................              65,570
     1,800     Occidental Petroleum Corp....................              76,032
                                                                   -------------
                                                                         141,602
                                                                   =============


--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL - 22.9%
       900     BP PLC ADR...................................             $44,415
       700     ChevronTexaco Corp...........................              60,473
     2,500     Exxon Mobil Corp.............................             102,500
     2,000     Imperial Oil Ltd.............................              88,840
     3,000     Repsol YPF S.A...............................              58,650
       700     Total S.A....................................              64,757
                                                                   -------------
                                                                         419,635
                                                                   =============

OIL - REFINING & MARKETING - 5.8%
       700     Sunoco, Inc..................................              35,805
     1,500     Valero Energy Corp...........................              69,510
                                                                   -------------
                                                                         105,315
                                                                   =============

UTILITIES - 2.6%
     2,000     Southwestern Energy Co.*.....................              47,800
                                                                   =============

TOTAL COMMON STOCKS
(COST $1,406,930) - 97.0%...................................           1,774,577
                                                                   =============

U.S. GOVERNMENT AGENCIES
(COST $51,999) - 2.9%
         Federal Home Loan Bank
$52,000        0.75%, 01/02/04..............................              51,999
                                                                   =============

TOTAL INVESTMENTS
(COST $1,458,929) - 99.9%...................................           1,826,576

Other assets less liabilities - 0.1%........................               2,495
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.33 per share;
unlimited shares of $1.00 par value
capital shares authorized;
177,070 shares outstanding).................................          $1,829,071
                                                                   =============

 ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

BALANCED FUND

OBJECTIVE:
The UMB Scout Balanced Fund seeks to provide long-term growth of capital by investing in equity securities and seeks high current income by investing in fixed-income securities.

After initially trading within a narrow price range, the S&P 500/R Index broke out and moved steadily upward for the six months ended December 31, 2003. The primary beneficiaries of this move were low priced, more speculative stocks. Also, more expensive securities, on a Price/Earnings basis, moved strongly upward.

The UMB Scout Balanced Fund seeks to maintain an asset allocation of roughly 60% equity and 40% fixed income. With respect to equity securities, the Fund continues to seek its objective through investing in high-quality securities, either domestic or foreign. In addition, we continue to examine industry sectors based on the current economic situation to determine if the Fund over or underweights its exposure.

As of December 31, 2003, the Fund was underweighted by over 2% in Telecom Services and Finance and by over 3% in Consumer Staples compared to the S&P 500/R Index. The Fund was overweighted in Consumer Discretionary by over 2% and Materials by over 3% compared to the S&P 500/R Index. The Fund maintained a substantial position in Intel Corp., which provided a return of over 50% since our last report. Flextronics International Ltd. and Cisco Systems, Inc. helped move the portfolio up as the economy rebounded. 3M Co. provided a return of over 30% since our last report.(1)

The bond portfolio is positioned at a duration of 3.0 years, near the benchmark Lehman Brothers Government/Credit Intermediate Index, which stands at 3.8 years. We continued to manage bonds for income and principal preservation. The Fund ended 2003 still not holding any BBB rated securities. The substantial rally in those issues plus our shorter than benchmark duration, held back returns for our fixed-income portion of the Fund. Our average credit quality is AAA, as usual.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

The UMB Scout Balanced Fund closed the year ended December 31, 2003, at $8.80 per share and had a total return, including price change and reinvested distributions, of 5.07% for the quarter and 14.38% for the year. The Lipper Balanced Funds Index was up 7.95% for the quarter and 19.94% for the year ended December 31, 2003. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

Thank you for your continued support of the UMB Scout Balanced Fund and the UMB Scout Funds' family.

JAMES A. REED II, CFA
Scout Investment Advisors, Inc.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND (UMBLX)
as of December 31, 2003

                  UMB SCOUT     S&P 500/R     LIPPER BALANCED
                BALANCED FUND    INDEX(2)      FUNDS INDEX(2)
                -------------   ---------     ---------------
       12/6/95     10,000         10,000          10,000
      12/31/95     10,052          9,988           9,948
       3/31/96     10,252         10,524          10,171
       6/30/96     10,333         10,996          10,377
       9/30/96     10,394         11,336          10,651
      12/31/96     10,664         12,281          11,247
       3/31/97     10,674         12,610          11,299
       6/30/97     11,232         14,812          12,517
       9/30/97     11,819         15,921          13,322
      12/31/97     11,743         16,378          13,530
       3/31/98     12,373         18,663          14,600
       6/30/98     12,285         19,279          14,822
       9/30/98     11,981         17,361          13,964
      12/31/98     12,113         21,059          15,571
       3/31/99     11,968         22,108          15,820
       6/30/99     12,517         23,666          16,531
       9/30/99     12,271         22,189          15,847
      12/31/99     11,988         25,490          16,968
       3/31/00     12,001         26,075          17,474
       6/30/00     11,975         25,382          17,263
       9/30/00     13,234         25,136          17,606
      12/31/00     13,216         23,169          17,373
       3/31/01     12,277         20,423          16,503
       6/30/01     12,509         21,618          17,083
       9/30/01     11,887         18,445          15,788
      12/31/01     12,653         20,416          16,811
       3/31/02     12,855         20,472          16,912
       6/30/02     12,093         17,729          15,795
       9/30/02     11,266         14,666          14,235
      12/31/02     11,626         15,904          15,014
       3/31/03     11,418         15,403          14,738
       6/30/03     12,430         17,775          16,346
       9/30/03     12,656         18,244          16,682
      12/31/03     13,298         20,466          18,008

(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Balanced Fund, S&P 500 /R Index and Lipper Balanced Funds Index assume dividends were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND (UMBLX)

[PIE CHART]

Fixed Income...............................................................  38%
Finance....................................................................  10%
Information Technology.....................................................  10%
Consumer Discretionary.....................................................   8%
Health Care................................................................   8%
Industrials................................................................   7%
Cash Equivalents...........................................................   5%
Consumer Staples...........................................................   5%
Energy.....................................................................   4%
Materials..................................................................   3%
Telecom Services...........................................................   1%
Utilities..................................................................   1%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003.
Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND (UMBLX)
as of December 31, 2003
                                                                       SINCE
                                 1 YEAR      3 YEARS      5 YEARS    INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND.........  14.38%       0.20%        1.88%       3.59%
S&P 500/R Index1................  28.68%      -4.05%       -0.57%       9.28%
Lipper Balanced Funds Index1....  19.94%       1.20%        2.95%       7.56%
--------------------------------------------------------------------------------
     Inception - December 6, 1995.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND (UMBLX)

                                                   MARKET        PERCENT
                                               VALUE (000'S)     OF TOTAL
--------------------------------------------------------------------------------
Intel Corp...................................      $   29           2%
Best Buy Co., Inc............................          27           2%
General Dynamics Corp........................          27           2%
SYSCO Corp...................................          26           2%
State Street Corp............................          25           2%
Flextronics International Ltd................          24           2%
Occidental Petroleum Corp....................          23           2%
American International Group, Inc............          22           2%
Merrill Lynch & Co., Inc.....................          21           2%
Banknorth Group, Inc.........................          20           1%
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS TOTAL................        $244          19%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND (UMBLX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/95...................  $ 10.02        $ 0.12       $   -      $ 10.14
12/31/96...................    10.33          0.30           -        10.75
12/31/97...................    10.62          0.58        0.16        11.78
12/31/98...................    10.01          0.45        0.49        12.11
12/31/99...................     9.24          0.64        0.03        12.01
12/31/00...................     9.15          1.02           -        12.93
12/31/01...................     8.76             -           -        12.54
12/31/02...................     7.83          0.23           -        11.84
12/31/03...................     8.80          0.15           -        12.96
--------------------------------------------------------------------------------

(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 57.0%
CONSUMER DISCRETIONARY - 7.8%
       520     Best Buy Co., Inc............................             $27,165
       525     Brinker International, Inc.*.................              17,409
       850     Disney (Walt) Co.............................              19,830
       200     Lowe's Companies, Inc........................              11,078
       175     Omnicom Group, Inc...........................              15,283
       325     Target Corp..................................              12,480
                                                                   -------------
                                                                         103,245
                                                                   =============

CONSUMER STAPLES - 4.7%
       450     McCormick & Company, Inc.....................              13,545
       100     Procter & Gamble Co..........................               9,988
       700     SYSCO Corp...................................              26,061
       350     Walgreen Co..................................              12,733
                                                                   -------------
                                                                          62,327
                                                                   =============

ENERGY - 3.6%
       125     Apache Corp..................................              10,137
       350     Exxon Mobil Corp.............................              14,350
       545     Occidental Petroleum Corp....................              23,021
                                                                   -------------
                                                                          47,508
                                                                   =============

FINANCE - 10.5%
       325     American Express Co..........................              15,675
       335     American International Group, Inc............              22,204
       625     Banknorth Group, Inc.........................              20,331
       475     Lincoln National Corp........................              19,176
       350     Merrill Lynch & Co., Inc.....................              20,527
       475     State Street Corp. ..........................              24,738
       350     Wachovia Corp................................              16,307
                                                                   -------------
                                                                         138,958
                                                                   =============

HEALTH CARE - 8.3%
       275     Amgen, Inc.*.................................              16,995
       225     Cardinal Health, Inc.........................              13,761
       275     Johnson & Johnson............................              14,206
        39     Medco Health Solutions, Inc.*................               1,326
       390     Medtronic, Inc...............................              18,958
       652     Mylan Laboratories, Inc......................              16,470
       525     Pfizer, Inc..................................              18,548
       150     UnitedHealth Group, Inc......................               8,727
                                                                   -------------
                                                                         108,991
                                                                   =============

--------------------------------------------------------------------------------
 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

INDUSTRIALS - 7.2%
       180     3M Co........................................             $15,305
       225     Emerson Electric Co..........................              14,569
       225     FedEx Corp...................................              15,188
       300     General Dynamics Corp........................              27,117
       225     Jacobs Engineering Group, Inc.*..............              10,802
       125     United Technologies Corp.....................              11,846
                                                                   -------------
                                                                          94,827
                                                                   =============

INFORMATION TECHNOLOGY - 10.2%
       825     Cisco Systems, Inc.*.........................              20,039
       375     Dell, Inc.*..................................              12,735
     1,600     Flextronics International Ltd.*..............              23,744
       895     Intel Corp...................................              28,819
       125     International Business Machines Corp.........              11,585
       650     Microsoft Corp...............................              17,901
       350     QUALCOMM, Inc................................              18,876
                                                                   -------------
                                                                         133,699
                                                                   =============

MATERIALS - 2.9%
       200     Air Products and Chemicals, Inc..............              10,566
       450     Engelhard Corp...............................              13,477
       225     Weyerhaeuser Co..............................              14,400
                                                                   -------------
                                                                          38,443
                                                                   =============

TELECOMMUNICATION SERVICES - 0.8%
       315     CenturyTel, Inc..............................              10,275
                                                                   =============

UTILITIES - 1.0%
       275     Ameren Corp..................................              12,650
                                                                   =============

TOTAL COMMON STOCKS
(COST $661,987) - 57.0% ....................................             750,923
                                                                   =============


                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BALANCED FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 9.8%
               CVS Corp.
$25,000        5.50%, 02/15/04..............................             $25,112
               Southern New England Telephone
    25,000       7.125%, 08/01/07 ..........................              28,126
               Stanley Works
    50,000       5.75%, 03/01/04 ...........................              50,345
               Verizon Global Funding Corp.
    25,000       4.00%, 01/15/08 ...........................              25,498
                                                                   -------------

TOTAL CORPORATE BONDS
(Cost $125,480) - 9.8%......................................             129,081
                                                                   =============

U.S. GOVERNMENT AGENCIES - 25.9%
               Federal Home Loan Bank
    64,000       0.75%, 01/02/04 ...........................              63,999
               Federal Home Loan Mortgage Corp.
    25,000       5.50%, 07/15/06 ...........................              26,952
    25,000       5.75%, 04/15/08 ...........................              27,476
    50,000       5.50%, 09/15/11 ...........................              53,841
               Federal National
                 Mortgage Association
    25,000       3.875%, 03/15/05 ..........................              25,738
    30,000       4.375%, 10/15/06 ..........................              31,534
   100,000       3.25%, 11/15/07 ...........................             100,724
               Government National
                 Mortgage Association
    10,819       6.00%, 12/20/16 ...........................              11,392
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $331,954) - 25.9%.....................................             341,656
                                                                   =============


--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 6.8%
               U.S. Treasury Note
$50,000        4.625%, 05/15/06.............................             $53,008
               U.S. Treasury Strip
    50,000       08/15/11 ..................................              36,587
                                                                   -------------

TOTAL U.S. GOVERNMENT SECURITIES
(COST $85,491) - 6.8%.......................................              89,595
                                                                   =============

TOTAL INVESTMENTS
(COST $1,204,912) - 99.5%...................................           1,311,255

Other assets less liabilities - 0.5%........................               6,918
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $8.80 per share;
10,000,000 shares of $1.00 par value
capital shares authorized;
149,831 shares outstanding).................................          $1,318,173
                                                                   =============


*Non-income producing security

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BOND FUND

OBJECTIVE:
The UMB Scout Bond Fund seeks maximum current income consistent with quality and maturity standards by investing in a diversified portfolio of fixed-income obligations.

The second half of 2003 - the first half of the Fund's fiscal year - displayed a continuation of the "rebound" that dominated the first half of the calendar year. Market participants continued to position for an economic recovery by aggressively adding exposure to low-quality corporate bonds. The ongoing stream of positive economic indicators inspired bond investors to push relative yields to levels not seen since before the LTCM (Long-Term Capital Markets) disaster in 1998. The low-quality sectors of the market that underperformed so severely in 2002 staged an astounding rally and led the market throughout 2003. By calendar year-end, the BBB bond sector had outperformed similar duration government bonds by more than 8% on the year. The rebound in junk bonds delivered equity-like returns, well above 20% for the year.

The UMB Scout Bond Fund continued to have difficulty keeping up with the broad indices, since our holdings are focused on high-quality assets. As a result, we did not participate in the powerful rally of low-quality corporates. Additionally, we have had our duration positioned for a rising-rate environment, which has not yet developed. Our holdings of Mortgage-Backed Securities (MBSs) helped add some incremental return, relative to government bonds, but nothing in the magnitude of what took place in low-quality corporate bonds. The Fund finished December with a one-year return of 2.16%, including price change and reinvested distributions. The Lipper Intermediate Investment Grade Funds Index had a one-year return of 5.42%. The Lehman Brothers Government/Credit Intermediate Index had a one-year return of 4.31%. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

--------------------------------------------------------------------------------
DECEMBER 31, 2003

We do not intend to alter our bias toward high-quality assets and the lower volatility incumbent with those sectors. We will continue to build yield with MBS holdings, a sector that tends to do quite well in flat to rising interest rate environments. At the end of 2003, we believe we have positioned the Fund to capture as much yield as possible in a rising interest rate environment, while also maintaining a shorter average maturity than the broad indices.

We continue to believe that the Fund could be a suitable choice for investors seeking relatively stable fixed-income return, while also seeking to avoid the volatility associated with severe interest rate speculation or aggressive exposure to credit risk.

As always, thank you for your continued support of the UMB Scout Bond Fund as well as the UMB Scout Funds' family.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2003

                             LEHMAN BROTHERS
                 UMB SCOUT    GOVT./CREDIT
                 BOND FUND    INT. INDEX(1)
                 ---------   --------------
      12/31/93     10,000         10,000
       3/31/94      9,758          9,797
       6/30/94      9,664          9,738
       9/30/94      9,717          9,818
      12/31/94      9,693          9,807
       3/31/95     10,099         10,237
       6/30/95     10,588         10,749
       9/30/95     10,729         10,926
      12/31/95     11,053         11,311
       3/31/96     10,978         11,216
       6/30/96     11,033         11,287
       9/30/96     11,202         11,487
      12/31/96     11,444         11,768
       3/31/97     11,417         11,755
       6/30/97     11,730         12,101
       9/30/97     12,027         12,428
      12/31/97     12,274         12,694
       3/31/98     12,443         12,892
       6/30/98     12,661         13,135
       9/30/98     13,133         13,725
      12/31/98     13,150         13,765
       3/31/99     13,140         13,739
       6/30/99     13,057         13,685
       9/30/99     13,158         13,811
      12/31/99     13,175         13,818
       3/31/00     13,321         14,026
       6/30/00     13,520         14,263
       9/30/00     13,890         14,674
      12/31/00     14,396         15,216
       3/31/01     14,825         15,732
       6/30/01     14,864         15,838
       9/30/01     15,570         16,566
      12/31/01     15,558         16,580
       3/31/02     15,556         16,543
       6/30/02     16,165         17,131
       9/30/02     16,893         17,908
      12/31/02     17,096         18,211
       3/31/03     17,249         18,485
       6/30/03     17,588         18,988
       9/30/03     17,494         18,984
      12/31/03     17,466         18,996

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Bond Fund and Lehman Brothers Govt./Credit Intermediate Index assume distributions were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2003
                                               1 YEAR  3 YEARS  5 YEARS10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND...........................  2.16%    6.65%   5.84%  5.74%
Lehman Bros. Govt./Credit Int. Index(1).......  4.31%    7.68%   6.65%  6.63%
Lipper Intermediate Inv. Grade Funds Index(1).  5.42%    7.30%   6.23%  6.41%
--------------------------------------------------------------------------------
     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND (UMBBX)
                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/82...................  $ 10.05        $ 0.03      $    -      $ 10.08
12/31/83...................     9.59          0.94           -        10.56
12/31/84...................    10.37          0.45           -        11.79
12/31/85...................    10.94          0.98        0.02        13.36
12/31/86...................    11.37          0.83        0.03        14.64
12/31/87...................    10.42          1.25        0.01        14.95
12/31/88...................    10.19          0.81        0.03        15.56
12/31/89...................    10.50          0.82           -        16.69
12/31/90...................    10.54          0.79           -        17.51
12/31/91...................    11.19          0.71           -        18.88
12/31/92...................    11.20          0.71           -        19.60
12/31/93...................    11.44          0.64        0.04        20.51
12/31/94...................    10.46          0.63           -        20.17
12/31/95...................    11.26          0.63        0.01        21.60
12/31/96...................    11.02          0.62           -        21.98
12/31/97...................    11.17          0.63           -        22.76
12/31/98...................    11.33          0.62           -        23.54
12/31/99...................    10.74          0.61           -        23.56
12/31/00...................    11.09          0.61           -        24.52
12/31/01...................    11.38          0.59           -        25.40
12/31/02...................    11.71          0.57        0.19        26.49
12/31/03...................    11.39          0.50        0.07        26.74
--------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
TAXABLE YIELD CURVES
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2003

    YEARS
 TO MATURITY     TREASURIES  AGENCIES   AA INDUSTRIALS
 -----------     ----------  --------   --------------
     1              1.16       1.30          1.47
     2              1.77       2.02          2.14
     3              2.31       2.76          2.76
     4              2.85       3.25          3.30
     5              3.25       3.64          3.65
     6              3.52       4.00          4.00
     7              3.80       4.31          4.24
     8              3.95       4.49          4.46
     9              4.10       4.63          4.60
    10              4.25       4.70          4.73
    11              4.30       4.70          4.85
    12              4.35       4.75          4.97
    13              4.40       4.80          5.10
    14              4.45       4.85          5.22
    15              4.55       4.85          5.37
    16              4.67       4.97          5.45
    17              4.91       5.10          5.52
    18              5.03       5.25          5.61
    19              5.10       5.37          5.69
    20              5.17       5.49          5.77
    21              5.17       5.49          5.77
    22              5.17       5.59          5.77
    23              5.17       5.65          5.77
    24              5.10       5.69          5.77
    25              5.10       5.69          5.77
    26              5.10       5.69          5.77
    27              5.05       5.68          5.73
    28              5.05       5.67          5.73
    29              5.05       5.66          5.70
    30              5.05       5.66          5.70

Source: ScoutInvestment Advisors, Inc.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND (UMBBX)

[PIE CHART]

Government & Agency........................................................  69%
Corporate Bonds............................................................  31%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 30.8%
               AIG SunAmerica
$2,150,000       5.85%, 08/01/08 ...........................          $2,345,132
               Alabama Power Co.
   500,000       5.49%, 11/01/05 ...........................             530,254
               American Home Products, Inc.
   400,000       5.875%, 03/15/04 ..........................             403,621
               Anheuser-Busch Companies, Inc.
   375,000       5.75%, 04/01/10 ...........................             406,890
               Applied Materials, Inc.
   500,000       6.75%, 10/15/07 ...........................             559,862
               Berkshire Hathaway, Inc.
 2,100,000       4.20%, 12/15/10 ...........................           2,102,287
               Caterpillar Financial Services Corp.
 1,900,000       2.59%, 07/15/06 ...........................           1,913,178
               Chubb Corp.
 2,000,000       5.20%, 04/01/13 ...........................           2,021,372
               Computer Sciences Corp.
 1,000,000       3.50%, 04/15/08 ...........................             996,228
               Lincoln National Corp.
 1,750,000       6.20%, 12/15/11 ...........................           1,912,288
               Marsh & McLennan Companies, Inc.
 2,025,000       4.85%, 02/15/13 ...........................           1,997,422
               Merrill Lynch & Co.
 1,750,000       6.00%, 02/17/09 ...........................           1,925,929
               Monsanto Co.
 1,000,000       6.11%, 02/03/05 ...........................           1,045,184
               Northern Trust Corp.
 1,000,000       2.875%, 12/15/06 ..........................           1,005,752
   465,000       7.10%, 08/01/09 ...........................             537,845
               SBC Communications, Inc.
 1,000,000       6.25%, 03/15/11 ...........................           1,096,582
               Stanley Works
   500,000       5.75%, 03/01/04 ...........................             503,447
               SYSCO Corp.
 1,500,000       7.00%, 05/01/06 ...........................           1,659,069
               Target Corp.
 1,500,000       5.50%, 04/01/07 ...........................           1,621,260
 1,000,000       6.35%, 01/15/11 ...........................           1,117,473
               Texaco Capital, Inc.
   250,000       5.70%, 12/01/08 ...........................             265,899
               United Tech Corp.
   500,000       7.00%, 09/15/06 ...........................             556,523
               Verizon Virginia, Inc.
 2,000,000       4.625%, 03/15/13 ..........................           1,931,836
               Wisconsin Electric Power Co.
   500,000       6.625%, 11/15/06 ..........................             551,729
                                                                   -------------

TOTAL CORPORATE BONDS
(COST $28,245,098) - 30.8%..................................          29,007,062
                                                                   =============


--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED
ENTERPRISES - 36.3%
               Government National
                 Mortgage Association
    $7,041       7.50%, 02/15/06 ...........................              $7,397
    11,759       8.00%, 06/20/06 ...........................              12,432
    13,558       8.50%, 07/15/06 ...........................              14,471
    36,893       8.00%, 08/15/06 ...........................              39,040
    20,606       7.50%, 08/20/06 ...........................              21,742
    15,850       7.50%, 09/15/06 ...........................              16,654
    10,914       7.50%, 04/15/07 ...........................              11,553
    33,778       7.50%, 03/20/09 ...........................              36,163
    71,159       6.00%, 05/15/09 ...........................              75,247
    43,837       7.00%, 05/15/09 ...........................              47,049
   117,393       6.00%, 04/15/11 ...........................             124,094
    82,315       6.50%, 10/15/11 ...........................              87,886
   112,042       6.50%, 02/15/12 ...........................             119,566
   130,094       6.00%, 02/20/13 ...........................             137,076
   110,289       6.00%, 03/20/13 ...........................             116,208
   126,376       6.00%, 08/15/13 ...........................             133,552
   127,726       6.00%, 08/20/13 ...........................             134,580
   139,334       6.00%, 12/20/13 ...........................             146,812
   146,335       6.00%, 01/20/14 ...........................             154,173
   170,810       6.00%, 02/15/14 ...........................             180,490
   146,442       6.00%, 02/20/14 ...........................             154,285
   123,099       6.00%, 05/15/14 ...........................             130,075
   145,019       7.00%, 08/20/15 ...........................             155,467
    55,577       6.00%, 03/15/16 ...........................              58,695
 1,434,164       3.1296%, 04/16/16 .........................           1,450,931
   299,479       6.00%, 04/20/16 ...........................             315,350
 1,041,679       6.00%, 05/15/16 ...........................           1,100,131
   166,956       6.50%, 05/15/16 ...........................             178,110
   244,888       6.00%, 07/20/16 ...........................             257,865
   295,599       6.00%, 08/15/16 ...........................             312,185
   397,963       7.00%, 09/20/16 ...........................             426,764
   468,551       6.00%, 11/15/16 ...........................             494,843
   590,116       5.50%, 01/15/17 ...........................             615,749
   705,058       6.50%, 01/15/17 ...........................             752,346
 1,346,220       5.50%, 03/20/17 ...........................           1,400,497
   504,549       5.50%, 06/20/17 ...........................             524,891
 1,829,531       5.50%, 08/15/17 ...........................           1,908,675
 1,835,872       5.50%, 10/15/17 ...........................           1,915,618
   639,222       6.00%, 10/15/17 ...........................             674,888
   346,844       5.50%, 10/20/17 ...........................             360,828
   852,771       6.00%, 10/20/17 ...........................             897,693
 2,218,650       5.50%, 11/15/17 ...........................           2,315,023
 2,442,058       5.00%, 02/15/18 ...........................           2,505,725
 2,425,713       5.00%, 04/15/18 ...........................           2,488,953
   688,331       5.00%, 08/20/18 ...........................             703,910

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BOND FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED
ENTERPRISES (Continued)
               Government National
                 Mortgage Association
$1,618,134       6.00%, 10/16/28 ...........................          $1,631,581
   744,953       7.00%, 11/15/28 ...........................             795,601
 3,250,000       4.261%, 07/16/29 ..........................           3,195,280
 1,500,000       4.8597%, 02/16/30 .........................           1,527,522
 2,000,000       4.8906%, 04/16/31 .........................           2,038,184
   228,160       6.50%, 05/20/31 ...........................             240,287
   135,707       6.50%, 10/20/31 ...........................             142,920
   888,845       5.00%, 05/15/33 ...........................             881,956
                                                                   -------------

TOTAL GOVERNMENT-SPONSORED
ENTERPRISES
(COST $33,726,325) - 36.3%..................................          34,169,013
                                                                   =============

U.S. GOVERNMENT AGENCIES - 25.3%
               Federal Farm Credit Bank
   200,000       6.70%, 10/11/06 ...........................             222,203
               Federal Home Loan Bank
   333,000       0.75%, 01/02/04 ...........................             332,993
 1,000,000       3.75%, 01/28/08 ...........................           1,014,727
   725,000       6.20%, 06/06/12 ...........................             762,235
               Federal National
                 Mortgage Association
    40,326       6.50%, 11/01/04 ...........................              41,186
   500,000       6.41%, 03/08/06 ...........................             546,922
   625,000       2.375%, 03/17/06 ..........................             625,224
 1,000,000       5.00%, 01/20/07 ...........................           1,001,843
   500,000       6.96%, 04/02/07 ...........................             565,715
 1,610,000       7.04%, 09/07/07 ...........................           1,676,429
   100,000       3.25%, 11/15/07 ...........................             100,724
 1,000,000       3.50%, 01/28/08 ...........................           1,000,910
   750,000       5.50%, 03/15/11 ...........................             810,015
   500,000       5.375%, 11/15/11 ..........................             533,439
 4,250,000       4.75%, 02/21/13 ...........................           4,191,877
               Private Export Funding
 1,000,000       5.53%, 04/30/06 ...........................           1,074,751
               Small Business Administration
    23,086       5.75%, 01/01/04 ...........................              23,085
   390,085       6.54%, 12/01/05 ...........................             412,264
   280,799       7.44%, 05/01/06 ...........................             302,362
   411,849       6.60%, 07/01/09 ...........................             438,296
    27,915       8.80%, 01/01/10 ...........................              29,724
   476,517       8.017%, 02/01/10 ..........................             526,396
    39,718       9.45%, 02/01/10 ...........................              42,583
   157,171       7.46%, 03/01/10 ...........................             170,382
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (Continued)
               Small Business Administration
$404,298       6.64%, 02/01/11..............................            $429,557
    52,271       8.625%, 02/01/11 ..........................              56,051
   366,019       5.97%, 03/01/11 ...........................             388,676
 1,351,595       6.09%, 07/01/11 ...........................           1,440,511
    29,567       8.85%, 08/01/11 ...........................              31,907
   701,543       5.55%, 09/01/11 ...........................             739,545
   496,105       5.886%, 09/01/11 ..........................             513,833
    31,676       8.60%, 09/01/11 ...........................              34,164
    70,535       8.25%, 11/01/11 ...........................              76,050
   214,975       7.60%, 01/01/12 ...........................             229,713
   260,820       7.40%, 08/01/12 ...........................             279,693
   219,040       7.05%, 09/01/12 ...........................             234,126
   139,522       7.55%, 11/01/12 ...........................             150,623
   334,951       8.15%, 02/01/15 ...........................             372,236
 1,303,812       6.44%, 06/01/21 ...........................           1,422,373
   891,604       6.34%, 08/01/21 ...........................             968,704
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $23,267,170) - 25.3%..................................          23,814,047
                                                                   =============

U.S. GOVERNMENT SECURITIES - 8.3%
               U.S. Treasury Note
   500,000       6.50%, 05/15/05 ...........................             534,532
    50,000       6.50%, 08/15/05 ...........................              53,957
 1,000,000       5.75%, 11/15/05 ...........................           1,073,985
 3,500,000       5.00%, 08/15/11 ...........................           3,746,641
               U.S. Treasury Strip
 1,000,000       05/15/08 ..................................             873,777
 2,000,000       08/15/11 ..................................           1,463,468
                                                                   -------------

TOTAL U.S. GOVERNMENT SECURITIES
(COST $7,620,153) - 8.3%....................................           7,746,360
                                                                   =============

TOTAL INVESTMENTS
(COST $92,858,746) - 100.7%.................................          94,736,482

Liabilities less other assets - (0.7)%......................           (629,465)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $11.39 per share;
20,000,000 shares of $1.00 par value
capital shares authorized;
8,259,855 shares outstanding)...............................         $94,107,017
                                                                   =============

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
KANSAS TAX-EXEMPT BOND FUND(1)

OBJECTIVE:
The UMB Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income tax by investing in municipal bonds or debt instruments.

The past year was challenging for the UMB Scout Kansas Tax-Exempt Bond Fund. Low interest rates, along with an upward swing in the stock market, caused the Fund's slight lag in comparison to its benchmark, the Lehman Brothers 3-Year Municipal Index. Yet, the securities held within the Fund remained solid with the Kansas Municipal Bonds maintaining their credit rating. Moody's held the state of Kansas' credit rating at Aa-1 with a negative notation; Standard & Poor's/R kept the credit rating at AA with a negative notation. Nonetheless, we will continue to monitor the credit ratings for all securities held within the Fund to make sure we maintain the quality level we expect from our investments.

The consistent bond rating is evidence that the state is addressing its budget concerns. Governor Sebelius presented her fiscal year (FY) 2005 budget of $10.18 billion, slightly less than the FY 2004 budget. The governor's budget will focus on education and economic development with slight increases in sales, income and property taxes.

During the second half of 2003, we positioned the Fund in anticipation for rising interest rates and concerns about state budget shortfalls as a result of decreased federal funding. In the last six months, we have bought bonds with higher coupons for cash flow. The Overland Park, Kansas bonds have a coupon/interest rate of 4.125% and will mature September 2008. The Topeka water and sewer bonds are 5.35%, due August 2022 with a possible call in August 2008. The 2008 maturity and possible call date are five years from purchase date, which work well with our laddered approach of investments and allow us to take advantage of higher interest rates/coupons on investments. As always, we continue to search for the best quality securities and provide our shareholders with a solid investment based on a prudent long-term investment approach.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

The UMB Scout Kansas Tax-Exempt Bond Fund closed calendar year 2003 at $10.09 per share with a total return, including price change and reinvested distributions, of 0.28% for the quarter and 2.76% for the year. The Fund's benchmark, the Lehman Brothers 3-Year Municipal Index, posted a return of -0.17% for the quarter and 2.68% for the year. (Please see the accompanying tables for the Fund's longer-term performance and other important performance-related information.)

The UMB Scout Funds' family and Scout Investment Advisors appreciate your continued support.

M. KATHRYN GELLINGS
Scout Investment Advisors, Inc.

(1) Available only to residents of Kansas and Missouri. Income may be subject to federal Alternative Minimum Tax, as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX) as of December 31, 2003

                                   LEHMAN         LEHMAN
                                  BROTHERS       BROTHERS
                  UMB SCOUT        3-YEAR         5-YEAR
              KANSAS TAX-EXEMPT  MUNICIPAL       MUNICIPAL
                  BOND FUND       INDEX(2)       INDEX(2)
              -----------------  ---------       ---------
       2/23/98     10,000         10,000          10,000
       3/31/98      9,966         10,015          10,035
       6/30/98     10,062         10,128          10,147
       9/30/98     10,278         10,328          10,414
      12/31/98     10,342         10,429          10,499
       3/31/99     10,421         10,544          10,608
       6/30/99     10,325         10,498          10,477
       9/30/99     10,400         10,602          10,575
      12/31/99     10,413         10,633          10,576
       3/31/00     10,503         10,741          10,703
       6/30/00     10,626         10,889          10,872
       9/30/00     10,816         11,064          11,086
      12/31/00     11,082         11,296          11,393
       3/31/01     11,330         11,593          11,716
       6/30/01     11,433         11,734          11,831
       9/30/01     11,648         12,012          12,156
      12/31/01     11,641         12,040          12,100
       3/31/02     11,721         12,102          12,170
       6/30/02     11,989         12,457          12,671
       9/30/02     12,192         12,734          13,110
      12/31/02     12,249         12,850          13,222
       3/31/03     12,332         12,958          13,369
       6/30/03     12,501         13,073          13,612
       9/30/03     12,552         13,216          13,749
      12/31/03     12,587         13,194          13,768

(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Performance returns for the UMB Scout Kansas Tax-Exempt Bond Fund, Lehman Brothers 3-Year Municipal Index and Lehman Brothers 5-Year Municipal Index assume distributions were reinvested for the entire period.

     For illustrative purposes only; may not represent your returns.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX)

[PIE CHART]

Kansas.....................................................................  95%
Other......................................................................   5%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
COMPARATIVE RATES OF RETURN
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX)
as of December 31, 2003
                                                                         SINCE
                                              1 YEAR  3 YEARS  5 YEARS INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT
   BOND FUND.................................  2.76%    4.34%    4.01%   4.01%
Lehman Brothers 3-Year Municipal Index(1)....  2.68%    5.31%    4.82%   4.85%
Lehman Brothers 5-Year Municipal Index(1)....  4.13%    6.52%    5.57%   5.61%
--------------------------------------------------------------------------------
     Inception - February 23, 1998.

     Returns for periods greater than one year are compounded average annual rates of return.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

     Investment income may be subject to federal alternative minimum tax, as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

--------------------------------------------------------------------------------
HISTORICAL PER-SHARE RECORD
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND (UMBKX)

                                         INCOME &                  CUMULATIVE(2)
                                NET     SHORT-TERM    LONG-TERM      VALUE PER
                               ASSET       GAINS        GAINS       SHARE PLUS
                               VALUE   DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/98...................  $ 10.01        $ 0.33      $    -      $ 10.34
12/31/99...................     9.68          0.40           -        10.40
12/31/00...................     9.87          0.41        0.01        11.02
12/31/01...................     9.97          0.39           -        11.51
12/31/02...................    10.15          0.33           -        12.02
12/31/03...................    10.09          0.32        0.02        12.30
-------------------------------------------------------------------------------
(2)  Does not assume any compounding of reinvested distributions.

     Distributions typically occur in June and December.

     Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

KANSAS TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

KANSAS - 96.0%
               Barton County, Kansas, Series A,
                 Unified School District 428
  $150,000       4.75%, 09/01/11 ...........................            $158,960
               Concordia, Kansas,
                 Water & Sewer Rev.
    55,000       4.70%, 11/01/07 ...........................              60,157
               Derby, Kansas, G.O., Series A
    25,000       4.65%, 06/01/09 ...........................              26,281
               Douglas County, Kansas, Series A,
                 Unified School District 497
   200,000       4.30%, 09/01/05 ...........................             209,608
               Ellsworth, Kansas,
                 Public Building Rev.
    10,000       4.50%, 06/01/05 ...........................              10,174
    20,000       4.70%, 06/01/07 ...........................              20,400
               Emporia, Kansas,
                 Temp., Series A
   175,000       3.00%, 12/01/04 ...........................             175,385
               Finney County, Kansas, G.O.
    50,000       5.50%, 10/01/04 ...........................              51,555
    50,000       4.30%, 12/01/11 ...........................              52,357
               Garden City, Kansas
    50,000       4.10%, 11/01/04 ...........................              51,237
               Hays, Kansas
    50,000       4.40%, 09/01/10 ...........................              52,793
               Johnson County, Kansas,
                 Park Facility
   100,000       4.90%, 09/01/09 ...........................             105,125
               Johnson County, Kansas,
                 Unified School District 229,
                 Series A
    50,000       5.125%, 10/01/06 ..........................              54,432
               Johnson County, Kansas,
                 Unified School District 232
   100,000       5.00%, 03/01/05 ...........................             104,359
               Johnson County, Kansas,
                 Unified School District 233
   250,000       4.00%, 09/01/12 ...........................             260,710
               Johnson County, Kansas,
                 Unified School District 512
    50,000       4.95%, 10/01/09 ...........................              54,193
   100,000       5.00%, 10/01/09 ...........................             107,310
   210,000       4.875%, 10/01/19 ..........................             225,687
               Johnson County, Kansas,
                 Water District 001, Water Rev.
   100,000       4.90%, 06/01/12 ...........................             108,571

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

KANSAS (Continued)
               Kansas State Dept. of Transportation,
                 Highway Rev.
  $770,000       Variable Rate, 09/01/20 ...................            $770,000
               Kansas State Turnpike Authority,
                 Highway Rev.
   200,000       4.00%, 09/01/13 ...........................             207,706
               Leawood, Kansas, Series A
    50,000       4.35%, 09/01/04 ...........................              51,070
   100,000       4.40%, 09/01/13 ...........................             105,479
               Lenexa, Kansas
    35,000       5.00%, 09/01/05 ...........................              37,080
               Lyon County, Kansas, Sales Tax Rev.
   100,000       4.70%, 09/01/09 ...........................             107,306
               Merriam, Kansas
   115,000       3.00%, 10/01/06 ...........................             118,854
               Miami County, Kansas,
                 Unified School District 367
   100,000       4.35%, 09/01/05 ...........................             104,919
   100,000       4.30%, 09/01/11 ...........................             105,558
               Olathe, Kansas, Series 199
    80,000       4.25%, 04/01/08 ...........................              85,892
               Overland Park, Kansas,
                 Public Improvements, Series A
   100,000       4.125%, 09/01/08 ..........................             107,412
               Roeland Park, Kansas, Series A
   145,000       4.00%, 09/01/04 ...........................             147,559
               Russell, Kansas
   100,000       3.10%, 12/01/04 ...........................             101,401
               Sabetha, Kansas, Electric Rev.
    50,000       4.00%, 09/01/04 ...........................              50,854
               Salina, Kansas, Water & Sewer,
                 Series B
   100,000       4.40%, 10/01/08 ...........................             108,433
               Sedgwick County, Kansas,
                 Unified School District 260,
                 Series A
   200,000       4.00%, 10/01/06 ...........................             212,022
               Sedgwick County, Kansas,
                 Unified School District 261
    50,000       4.10%, 11/01/09 ...........................              53,773
               Sedgwick County, Kansas,
                 Unified School District 265
   340,000       5.40%, 10/01/05 ...........................             350,938
    50,000       4.25%, 10/01/08 ...........................              53,907
               Seward County, Kansas, Series A
   100,000       4.00%, 08/01/08 ...........................             106,038

Continued on next page.

DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

KANSAS TAX-EXEMPT BOND FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

KANSAS (Continued)
               Shawnee County, Kansas,
                 Unified School District 501
   $50,000       4.30%, 02/01/05 ...........................             $51,669
    50,000       4.00%, 08/01/06 ...........................              52,827
   150,000       4.625%, 08/01/13 ..........................             157,194
    75,000       4.625%, 08/01/14 ..........................              78,211
               Topeka, Kansas, Refunding &
                 Improvement Rev., Series A
   100,000       4.30%, 08/15/05 ...........................             102,704
               Topeka, Kansas, Water & Water
                 Pollution Control Utility Rev.,
                 Series A
    70,000       4.30%, 08/01/07 ...........................              70,460
   100,000       5.00%, 08/01/15 ...........................             108,192
   100,000       5.35%, 08/01/22 ...........................             107,285
               Wichita, Kansas, Series 752
   100,000       4.50%, 09/01/09 ...........................             104,192
               Wyandotte County, Kansas,
                 Unified School District 204
    35,000       4.80%, 09/01/07 ...........................              38,318
               Wyandotte County, Kansas,
                 Utility System Revenue
    50,000       4.25%, 09/01/09 ...........................              54,063
                                                                   -------------

TOTAL KANSAS
(Cost $5,606,841) - 96.0%...................................           5,800,610
                                                                   =============

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

MISSOURI - 3.3%
               Missouri, State Health & Educational
$200,000       Variable Rate, 10/01/09......................            $200,000
                                                                   -------------

TOTAL MISSOURI
(Cost $200,000) - 3.3%......................................             200,000
                                                                   =============

PUERTO RICO - 1.8%
               Puerto Rico, Infrastructure
                 Financing Authority
   100,000       4.75%, 10/01/11 ...........................             110,256
                                                                   -------------

TOTAL PUERTO RICO
(Cost $107,622) - 1.8%......................................             110,256
                                                                   =============

TOTAL INVESTMENTS
(Cost $5,914,463) - 101.1%..................................           6,110,866

Liabilities less other assets - (1.1)%......................            (64,367)
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.09 per share;
10,000,000 shares of $1.00 par value
capital shares authorized;
599,026 shares outstanding).................................          $6,046,499
                                                                   =============

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUND

Objective:
The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in high-quality, short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The UMB Scout Money Market Fund Federal Portfolio posted a return of 0.62% for the calendar year. The Prime Portfolio finished 2003 with a one-year return of 0.63%. The Federal Open Market Committee ("FOMC") pledged to hold overnight rates at historically low levels for as long as is necessary to aid in a full economic recovery.

In our opinion, it is unlikely that the FOMC will increase rates until signs of economic recovery are clearly pointing toward an inflationary environment. Therefore, based on our best estimates, investors should expect money market returns to stay below 1.00% for most of 2004.

Thank you for your continued support of the UMB Scout Money Market Fund.

J. Eric Kelley
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB Scout Money Market Fund
Federal Portfolio (UMFXX)

[PIE CHART]

Agencies................................................................... 100%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.
--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB Scout Money Market Fund
Prime Portfolio (UMPXX)

[PIE CHART]

Agencies...................................................................  47%
Commercial Paper...........................................................  53%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES - 99.3%
               Federal Home Loan Bank
$12,000,000      Variable Rate, 01/02/04 ...................         $11,999,985
17,000,000       1.03%, 01/07/04 ...........................          16,997,082
12,000,000       1.03%, 01/09/04 ...........................          11,997,253
 5,000,000       1.00%, 01/30/04 ...........................           4,995,972
 9,000,000       1.05%, 02/06/04 ...........................           8,990,550
 3,000,000       Variable Rate, 11/26/04 ...................           3,000,000
               Federal Home Loan Mortgage Corp.
14,000,000       1.045%, 01/08/04 ..........................          13,997,199
10,000,000       1.05%, 01/13/04 ...........................           9,996,500
 4,000,000       1.05%, 01/20/04 ...........................           3,997,836
10,000,000       1.06%, 01/27/04 ...........................           9,992,344
 6,000,000       1.02%, 01/29/04 ...........................           5,995,194
 9,000,000       1.02%, 02/24/04 ...........................           8,986,230
 5,000,000       1.40%, 08/11/04 ...........................           5,000,000
 3,500,000       1.40%, 11/03/04 ...........................           3,500,000
 3,000,000       1.40%, 11/12/04 ...........................           3,000,000
               Federal National
                 Mortgage Association
12,000,000       0.80%, 01/02/04 ...........................          11,999,733
 5,000,000       1.03%, 01/05/04 ...........................           4,999,433
14,000,000       1.03%, 01/12/04 ...........................          13,995,508
11,000,000       1.05%, 01/14/04 ...........................          10,995,909
10,000,000       1.04%, 01/15/04 ...........................           9,995,917
 2,000,000       1.05%, 01/16/04 ...........................           1,999,167
10,000,000       Variable Rate, 01/20/04 ...................           9,997,794
16,000,000       1.05%, 01/21/04 ...........................          15,990,667
 9,000,000       1.04%, 01/22/04 ...........................           8,994,540
 5,000,000       Variable Rate, 01/29/04 ...................           4,999,962
10,000,000       1.04%, 01/26/04 ...........................           9,992,778
15,000,000       1.03%, 01/28/04 ...........................          14,988,525
18,000,000       1.04%, 02/18/04 ...........................          17,975,040
 2,000,000       1.50%, 11/16/04 ...........................           2,000,000
                                                                   -------------

TOTAL INVESTMENTS
(COST $261,371,118) - 99.3%.................................         261,371,118

Other assets less liabilities - 0.7%........................           1,928,298
                                                                   -------------

TOTAL NET ASSETS - 100.0%
  (equivalent of $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  263,333,572 shares outstanding) ..........................        $263,299,416
                                                                   =============


--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 52.3%
               AIG Capital Funding
$10,000,000      1.04%, 01/06/04 ...........................          $9,998,556
10,000,000       1.02%, 01/08/04 ...........................           9,998,017
10,000,000       1.02%, 01/30/04 ...........................           9,991,783
               American Express Co.
10,000,000       1.05%, 01/13/04 ...........................           9,996,500
10,000,000       1.05%, 01/26/04 ...........................           9,992,708
               BellSouth Corp.
15,000,000       1.02%, 01/09/04 ...........................          14,996,600
               ChevronTexaco Corp.
10,000,000       1.01%, 01/08/04 ...........................           9,998,036
10,000,000       1.02%, 01/09/04 ...........................           9,997,733
 6,000,000       1.02%, 01/12/04 ...........................           5,998,130
               Clorox Co.
 7,295,000       1.02%, 01/20/04 ...........................           7,291,073
10,000,000       1.02%, 01/27/04 ...........................           9,992,633
               Coca-Cola Co.
10,000,000       1.03%, 01/23/04 ...........................           9,993,706
               Du Pont (E.I.) de Nemours & Co.
10,000,000       1.05%, 01/14/04 ...........................           9,996,209
 8,100,000       1.05%, 01/21/04 ...........................           8,095,275
10,000,000       1.05%, 02/10/04 ...........................           9,988,333
               Gannett Co., Inc.
10,000,000       1.02%, 01/09/04 ...........................           9,997,733
20,000,000       1.05%, 01/16/04 ...........................          19,991,333
               General Dynamics Corp.
10,000,000       1.05%, 01/09/04 ...........................           9,997,667
               Grainger (W.W.), Inc.
10,000,000       1.02%, 01/28/04 ...........................           9,992,350
               International Business
                 Machines Corp.
10,000,000       1.03%, 01/05/04 ...........................           9,998,856
10,000,000       1.03%, 01/13/04 ...........................           9,996,567
               Marsh & McLennan
                 Companies, Inc.
10,000,000       1.01%, 01/06/04 ...........................           9,998,597
20,000,000       1.05%, 01/12/04 ...........................          19,993,583
               Medtronic, Inc.
15,000,000       1.03%, 01/05/04 ...........................          14,998,283
10,000,000       1.02%, 01/28/04 ...........................           9,992,350
               Merrill Lynch & Co., Inc.
10,000,000       1.05%, 01/06/04 ...........................           9,998,542
10,000,000       1.04%, 01/07/04 ...........................           9,998,267
 1,000,000       1.05%, 01/08/04 ...........................             999,796
10,000,000       1.04%, 01/14/04 ...........................           9,996,244

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES (Continued)
               NetJets, Inc.
$10,000,000      1.07%, 01/07/04 ...........................          $9,998,217
 2,000,000       1.04%, 02/19/04 ...........................           1,997,169
               Pfizer, Inc.
10,000,000       1.04%, 01/22/04 ...........................           9,993,933
10,000,000       1.02%, 01/27/04 ...........................           9,992,633
10,000,000       1.03%, 02/11/04 ...........................           9,988,269
               Snap-On, Inc.
10,000,000       1.05%, 01/06/04 ...........................           9,998,542
               State Street Corp.
16,000,000       1.05%, 01/02/04 ...........................          15,999,534
15,000,000       1.05%, 01/15/04 ...........................          14,993,875
               SYSCO Corp.
18,748,000       1.05%, 02/17/04 ...........................          18,722,300
                                                                   -------------

TOTAL SHORT-TERM CORPORATE NOTES
(COST $403,959,932) - 52.3%.................................         403,959,932
                                                                   =============

U.S. GOVERNMENT AGENCIES - 46.7%
               Federal Home Loan Bank
 8,000,000       Variable Rate, 01/02/04 ...................           7,999,990
21,000,000       1.03%, 01/07/04 ...........................          20,996,378
 7,000,000       Variable Rate, 11/26/04 ...................           7,000,000
               Federal Home Loan
                 Mortgage Corp.
10,000,000       1.04%, 01/06/04 ...........................           9,998,556
 7,000,000       1.045%, 01/08/04 ..........................           6,998,578
10,000,000       1.05%, 01/13/04 ...........................           9,996,500
10,000,000       1.05%, 01/20/04 ...........................           9,994,458
 9,500,000       1.05%, 01/21/04 ...........................           9,494,458
10,000,000       1.03%, 01/22/04 ...........................           9,993,992
 5,000,000       1.06%, 01/27/04 ...........................           4,996,172
24,000,000       1.02%, 01/29/04 ...........................          23,980,929
10,000,000       1.02%, 02/24/04 ...........................           9,984,700
10,000,000       1.40%, 08/11/04 ...........................          10,000,000
10,000,000       1.40%, 11/03/04 ...........................          10,000,000
10,000,000       1.40%, 11/12/04 ...........................          10,000,000

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (Continued)
               Federal National
                 Mortgage Association
$35,000,000      0.80%, 01/02/04 ...........................         $34,999,222
15,000,000       1.03%, 01/05/04 ...........................          14,998,283
16,500,000       1.03%, 01/12/04 ...........................          16,494,798
 7,000,000       1.05%, 01/14/04 ...........................           6,997,346
15,000,000       1.04%, 01/15/04 ...........................          14,993,933
15,000,000       1.05%, 01/16/04 ...........................          14,993,438
 4,000,000       1.05%, 01/21/04 ...........................           3,997,667
21,000,000       1.04%, 01/22/04 ...........................          20,987,202
10,000,000       1.04%, 01/23/04 ...........................           9,993,644
19,000,000       1.04%, 01/26/04 ...........................          18,986,278
20,379,000       1.03%, 01/28/04 ...........................          20,363,024
15,000,000       Variable Rate, 01/29/04 ...................          14,999,885
 7,000,000       1.50%, 11/16/04 ...........................           7,000,000
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $361,239,431) - 46.7%.................................         361,239,431
                                                                   =============

TOTAL INVESTMENTS
(COST $765,199,363) - 99.0%.................................         765,199,363

Other assets less liabilities - 1.0%........................           7,553,061
                                                                   -------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share;
1,500,000,000 shares of $0.01 par value
capital shares authorized;
772,782,385 shares outstanding).............................        $772,752,424
                                                                  ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund finished 2003 with a one-year return of 0.48%. The Federal Open Market Committee ("FOMC") pledged to hold overnight rates at these historically low levels for as long as is necessary to aid in a full economic recovery.

In our opinion, it is unlikely that the FOMC will increase rates until signs of economic recovery are clearly pointing toward an inflationary environment. Therefore, based on our best estimates, investors should expect money market returns to stay below 1.00% for most of 2004.

Thank you for your continued support of the UMB Scout Tax-Free Money Market
Fund.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

[PIE CHART]

Demand Notes...............................................................  40%
Commercial Paper...........................................................  60%
--------------------------------------------------------------------------------
Based on total investments as of December 31, 2003. Subject to change.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

ARIZONA
               Mesa, Arizona Community
                 Development Corp.,
                 Commercial Paper
$6,000,000       1.01%, 01/14/04 ...........................          $6,000,000
               Salt River Project, Arizona,
                 Commercial Paper
 6,000,000       1.03%, 02/12/04 ...........................           6,000,000

CONNECTICUT
               Connecticut State Health
                 & Education
 1,000,000       Variable Rate, 05/15/14 ...................           1,000,000
 1,500,000       Variable Rate, 02/15/21 ...................           1,500,000
 1,500,000       Variable Rate, 07/01/29 ...................           1,500,000
               Connecticut State Housing
                 Finance Authority
 3,500,000       Variable Rate, 11/15/28 ...................           3,500,000

FLORIDA
               Dade County, Florida,
                 Industrial Development
   600,000       Variable Rate, 06/01/21 ...................             600,000
               Florida Housing Finance Agency
 2,500,000       Variable Rate, 12/01/05 ...................           2,500,000
               Gainesville, Florida, Utilities
 2,548,000       1.10%, 01/07/04 ...........................           2,548,000
               Jacksonville, Florida,
                 Electrical Authority,
                 Commercial Paper
 2,349,000       0.95%, 01/06/04 ...........................           2,349,000
               Orlando, Florida,
                 Utility Commission
 9,000,000       1.03%, 01/24/04 ...........................           9,000,000

GEORGIA
               Cobb County, Georgia,
                 Housing Authority
                 Multifamily Housing
 2,100,000       Variable Rate, 09/15/26 ...................           2,100,000
               Fulton County, Georgia,
                 Housing Authority
                 Multifamily Housing
 1,000,000       Variable Rate, 09/15/26 ...................           1,000,000

HAWAII
               Honolulu, Hawaii, City & County
 2,000,000       Variable Rate, 01/01/05 ...................           2,000,000
 3,925,000       Variable Rate, 01/01/15 ...................           3,925,000

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

ILLINOIS
               Illinois Development Finance
                 Authority Poll
  $910,000       Variable Rate, 11/01/12....................            $910,000
               Illinois State
   750,000       5.00%, 02/01/04 ...........................             752,498

INDIANA
               St. Joseph County, Indiana,
                 Educational Facilities
 1,800,000       Variable Rate, 03/01/37 ...................           1,800,000

KANSAS
               Kansas, State Dept. of Transportation,
                 Highway Revenue
 3,000,000       Variable Rate, 03/01/12 ...................           3,000,000

MARYLAND
               Montgomery County, Maryland,
                 Housing Authority
                 Multifamily Housing
   550,000       Variable Rate, 08/01/15 ...................             550,000

MASSACHUSETTS
               Massachusetts State,
                 Commercial Paper
 2,000,000       1.08%, 01/09/04 ...........................           2,000,000
               Massachusetts State Health &
                 Education, Commercial Paper
 2,500,000       0.90%, 01/14/04 ...........................           2,500,000
               Massachusetts State Health
                 & Educational
 2,900,000       Variable Rate, 08/01/15 ...................           2,900,000
 5,100,000       Variable Rate, 11/01/26 ...................           5,100,000

MISSISSIPPI
               Jackson County, Mississippi,
                 Port Facilities
 1,750,000       Variable Rate, 06/01/23 ...................           1,750,000

MISSOURI
               Missouri, State Health & Educational
 1,700,000       Variable Rate, 09/01/30 ...................           1,700,000
               St. Louis County, Missouri,
                 Rockwood School District R-6
 1,000,000       3.50%, 02/01/04 ...........................           1,001,990

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

NEBRASKA
               Lincoln, Nebraska,
                 Electrical Systems,
                 Commercial Paper
$7,000,000       1.05%, 01/09/04 ...........................          $7,000,000
               Nebraska Public Power,
                 Commercial Paper
 2,000,000       1.07%, 01/12/04 ...........................           2,000,000
 1,000,000       1.12%, 01/13/04 ...........................           1,000,000
 3,500,000       0.98%, 02/10/04 ...........................           3,500,000
 1,000,000       0.98%, 03/01/04 ...........................           1,000,000
               Omaha, Nebraska,
                 Public Power, Commercial Paper
 3,900,000       0.95%, 02/05/04 ...........................           3,900,000
 2,000,000       1.00%, 02/09/04 ...........................           2,000,000

NEVADA
               Clark County, Nevada, School District
 2,000,000       Variable Rate, 06/15/21 ...................           2,000,000
OHIO
               Ohio State University
 2,600,000       Variable Rate, 12/01/19 ...................           2,600,000

PENNSYLVANIA
               Beaver County, Pennsylvania,
                 Pollution Control
 2,650,000       Variable Rate, 12/01/20 ...................           2,650,000
SOUTH CAROLINA
               South Carolina Public Service,
                 Commercial Paper
 4,000,000       0.85%, 01/13/04 ...........................           4,000,000

TENNESSEE
               Tennessee, State School Board,
                 Commercial Paper
 3,000,000       1.05%, 01/15/04 ...........................           3,000,000
 6,700,000       1.00%, 01/28/04 ...........................           6,700,000

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

TEXAS
               El Paso, Texas, Commercial Paper
$2,500,000       0.94%, 01/05/04 ...........................          $2,500,000
 5,000,000       1.06%, 01/06/04 ...........................           5,000,000
 1,000,000       1.05%, 01/12/04 ...........................           1,000,000
               Gulf Coast Waste Disposal, Texas
 1,500,000       Variable Rate, 06/01/20 ...................           1,500,000
               Harris County, Texas,
                 Commercial Paper
 4,000,000       1.75%, 02/27/04 ...........................           4,004,759
 9,000,000       1.00%, 03/04/04 ...........................           9,000,000
               San Antonio, Texas,
                 Commercial Paper
 3,000,000       1.00%, 01/08/04 ...........................           3,000,000
 2,000,000       1.05%, 01/15/04 ...........................           2,000,000
               San Antonio, Texas, Water
 1,250,000       Variable Rate, 05/15/33 ...................           1,250,000
               Texas A&M University,
                 Commercial Paper
 3,000,000       1.05%, 01/15/04 ...........................           3,000,000
               University of Texas,
                 Commercial Paper
 2,000,000       1.08%, 01/07/04 ...........................           2,000,000
UTAH
               Intermountain Power Agency, Utah,
                 Commercial Paper
 1,000,000       0.95%, 01/06/04 ...........................           1,000,000
 2,400,000       1.08%, 01/07/04 ...........................           2,400,000
 6,000,000       1.00%, 02/04/04 ...........................           6,000,000
               Salt Lake City, Utah,
                 Pollution Control
 1,300,000       Variable Rate, 02/01/08 ...................           1,300,000

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

WASHINGTON
               Clark County, Washington
                 Public Utilities
$1,000,000       5.00%, 01/01/04 ...........................          $1,000,000
               Port of Seattle, Washington
 1,400,000       Variable Rate, 01/01/05 ...................           1,400,000
               Seattle, Washington,
                 Municipal Light & Power
 9,000,000       Variable Rate, 05/01/16 ...................           9,000,000
               Seattle, Washington, Water System
 1,800,000       Variable Rate, 09/01/25 ...................           1,800,000
               Washington State, 96A
 6,300,000       Variable Rate, 06/01/20 ...................           6,300,000
               Washington State, 96B
 2,000,000       Variable Rate, 06/01/20 ...................           2,000,000
               Washington State,
                 Public Power Supply #1
 1,200,000       Variable Rate, 07/01/17 ...................           1,200,000
               Washington State,
                 Public Power Supply #2a1
 1,200,000       Variable Rate, 07/01/12 ...................           1,200,000
               Washington State,
                 Public Power Supply #2a2
 1,600,000       Variable Rate, 07/01/12 ...................           1,600,000

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

WISCONSIN
               Wisconsin State Government,
                 Commercial Paper
$1,795,000       0.90%, 01/05/04 ...........................          $1,795,000
 3,186,000       0.90%, 01/05/04 ...........................           3,186,000
 1,000,000       1.10%, 01/07/04 ...........................           1,000,000
 1,000,000       1.07%, 01/09/04 ...........................           1,000,000
 1,455,000       1.00%, 02/06/04 ...........................           1,455,000
 1,674,000       1.00%, 02/09/04 ...........................           1,674,000

WYOMING
               Lincoln County, Wyoming,
                 Pollution Control
   300,000       Variable Rate, 11/01/14 ...................             300,000
 1,100,000       Variable Rate, 08/01/15 ...................           1,100,000
                                                                   -------------

TOTAL INVESTMENTS
(COST $192,801,247) - 99.9%.................................         192,801,247

Other assets less liabilities - 0.1%........................             176,470
                                                                   -------------
TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share;
1,000,000,000 shares of $0.01 par value
capital shares authorized;
193,058,528 shares outstanding).............................        $192,977,717
                                                                   =============


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)


------------------------------------------------------------------------------------------------------------------------------------
                                                       STOCK                                               WORLDWIDE
                                        STOCK         SELECT    EQUITY INDEX    SMALL CAP    WORLDWIDE      SELECT      TECHNOLOGY
                                        FUND           FUND         FUND           FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities at cost ...    $119,368       $17,680       $39,788      $47,898      $480,305       $49,669        $6,339
                                   =================================================================================================
  Investment securities at value ..    $139,624       $20,317       $43,793      $60,158      $597,463       $57,355        $7,425
  Cash ............................           1             -             -            1            11             2             -
  Receivables:
     Investments sold..............           -             -         1,005            -         1,392           185             -
     Dividends.....................         134            19            64           27           435            44             -
     Interest......................           -             -             -            -             -             -             -
     Fund shares sold..............          61             -            10          364         1,135           247             3
  Prepaid and other assets ........          15            11             -           12            42            14             -
                                   -------------------------------------------------------------------------------------------------

       Total assets ...............     139,835        20,347        44,872       60,562       600,478        57,847         7,428
                                   -------------------------------------------------------------------------------------------------

LIABILITIES:
  Disbursements in excess of
     demand deposit money..........           -             -             -            -             -             -            10
  Payables:
     Investments purchased.........           -             -           242            -         6,382           370             -
     Fund shares redeemed..........       1,050            65         1,167          153           800            17            95
     Income payable................           -             -             -            -             -             -             -
     Management fees...............          20             3             2            8           102            10             1
     Government fees...............           -             -             -            -             5             -             -
                                   -------------------------------------------------------------------------------------------------

       Total liabilities ..........       1,070            68         1,411          161         7,289           397           106
                                   -------------------------------------------------------------------------------------------------

NET ASSETS.........................    $138,765       $20,279       $43,461      $60,401      $593,189       $57,450        $7,322
                                   =================================================================================================

NET ASSETS CONSIST OF:
  Capital (capital stock and
     paid-in capital)..............    $120,168       $21,746       $50,069      $46,528      $521,261       $59,286       $19,870
  Accumulated undistributed income:
     Net investment income (loss)..         332             5             7           38         (429)          (49)          (39)
     Net realized gain (loss)
       on investment and foreign
       currency transactions ......     (1,991)       (4,109)      (10,620)        1,575      (44,801)       (9,473)      (13,595)
  Net unrealized appreciation
     on investments and
     translation of assets and
     liabilities in foreign
     currencies....................      20,256         2,637         4,005       12,260       117,158         7,686         1,086
                                   -------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
  OUTSTANDING SHARES ..............    $138,765       $20,279       $43,461      $60,401      $593,189       $57,450        $7,322
                                   =================================================================================================

Capital Shares, $1.00 par value
  ($0.01 par value for Money
  Market Funds and Tax-Free
  Money Market Fund)
  Authorized ......................      20,000        10,000     Unlimited    Unlimited        40,000        10,000     Unlimited
                                   =================================================================================================

  Outstanding .....................       9,353         2,433         5,696        4,709        28,831         5,709         2,529
                                   =================================================================================================

NET ASSET VALUE PER SHARE..........      $14.84         $8.34         $7.63       $12.83        $20.58        $10.06         $2.90
                                   =================================================================================================



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            MONEY MARKET MONEY MARKET
                                                                                  KANSAS        FUND         FUND        TAX-FREE
                                       ENERGY        BALANCED       BOND        TAX-EXEMPT    FEDERAL        PRIME     MONEY MARKET
                                        FUND           FUND         FUND        BOND FUND    PORTFOLIO     PORTFOLIO       FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities at cost ...      $1,459        $1,205       $92,859       $5,915      $261,371      $765,199      $192,801
                                   =================================================================================================

  Investment securities at value ..      $1,827        $1,311       $94,737       $6,111      $261,371      $765,199      $192,801
  Cash  ...........................           1             -             -           11         1,857         7,457            84
  Receivables:
     Investments sold..............           -             8             -            -             -             -             -
     Dividends.....................           1             1             -            -             -             -             -
     Interest......................           -             6         1,002           74            79           177           286
     Fund shares sold..............           -             -           302            4            23           110             8
  Prepaid and other assets ........           -             -            15            1            15            16            15
                                   -------------------------------------------------------------------------------------------------

       Total assets ...............       1,829         1,326        96,056        6,201       263,345       772,959       193,194
                                   -------------------------------------------------------------------------------------------------

LIABILITIES:
  Disbursements in excess of
     demand deposit money..........           -             8            47            -             -             -             -
  Payables:
     Investments purchased.........           -             -             -          148             -             -             -
     Fund shares redeemed..........           -             -         1,617            3             3            60           191
     Income payable................           -             -           270            4            21            82             8
     Management fees...............           -             -            14            -            22            63            16
     Government fees...............           -             -             1            -             -             2             1
                                   -------------------------------------------------------------------------------------------------

       Total liabilities ..........           -             8         1,949          155            46           207           216
                                   -------------------------------------------------------------------------------------------------

NET ASSETS.........................      $1,829        $1,318       $94,107       $6,046      $263,299      $772,752      $192,978
                                   =================================================================================================

NET ASSETS CONSIST OF:
  Capital (capital stock and
     paid-in capital)..............      $1,677        $1,491       $92,104       $5,850      $263,299      $772,753      $193,027
  Accumulated undistributed income:
     Net investment income (loss)..           -            10           118            -             -             -             -
     Net realized gain (loss)
       on investment and foreign
       currency transactions ......       (216)         (289)             7            -             -           (1)          (49)
  Net unrealized appreciation
     on investments and
     translation of assets and
     liabilities foreign
     currencies....................         368           106         1,878          196             -             -             -
                                   -------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
  OUTSTANDING SHARES ..............      $1,829        $1,318       $94,107       $6,046      $263,299      $772,752      $192,978
                                   =================================================================================================

Capital Shares, $1.00 par
  value ($0.01 par value for
  Money Market Funds and
  Tax-Free Money Market Fund)
  Authorized ......................   Unlimited        10,000        20,000       10,000       750,000     1,500,000     1,000,000
                                   =================================================================================================

  Outstanding .....................         177           150         8,260          599       263,334       772,782       193,059
                                   =================================================================================================

NET ASSET VALUE PER SHARE..........      $10.33         $8.80        $11.39       $10.09         $1.00         $1.00         $1.00
                                   =================================================================================================



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
UMB SCOUT FUNDS SEMIANNUAL REPORT                              DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                       STOCK                                               WORLDWIDE
                                        STOCK         SELECT    EQUITY INDEX    SMALL CAP    WORLDWIDE      SELECT      TECHNOLOGY
                                        FUND           FUND         FUND           FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income .................         $58            $7            $1          $43          $347           $11            $1
  Dividend income .................         815           127           385          236         2,346           226             3
                                   -------------------------------------------------------------------------------------------------

     Total investment income ......         873           134           386          279         2,693           237             4
                                   -------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees .................         531            81            64          233         2,874           254            43
  Government fees .................           8             7             -            7            31            10             -
  Insurance fees ..................           2             -             -            1             6             1             -
                                   -------------------------------------------------------------------------------------------------

     Total expenses................         541            88            64          241         2,911           265            43
                                   -------------------------------------------------------------------------------------------------

  Net investment income (loss) ....         332            46           322           38         (218)          (28)          (39)
                                   -------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) from
     investment and foreign
     currency transactions.........       1,319         (155)       (2,143)        5,183       (6,143)       (1,316)         1,000
  Net increase (decrease) in
     unrealized appreciation/
     depreciation on investments
     and translation of assets
     and liabilities in
     foreign currencies............      11,744         2,251         7,728        5,209       106,223        11,357           312
                                   -------------------------------------------------------------------------------------------------

  Net realized and unrealized
     gain (loss) on investments
     and foreign currencies........      13,063         2,096         5,585       10,392       100,080        10,041         1,312
                                   -------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS...............     $13,395        $2,142        $5,907      $10,430       $99,862       $10,013        $1,273
                                   =================================================================================================





------------------------------------------------------------------------------------------------------------------------------------
                                                                                            MONEY MARKET MONEY MARKET
                                                                                  KANSAS        FUND         FUND        TAX-FREE
                                       ENERGY        BALANCED       BOND        TAX-EXEMPT    FEDERAL        PRIME     MONEY MARKET
                                        FUND           FUND         FUND        BOND FUND    PORTFOLIO     PORTFOLIO       FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income .................          $-           $10        $2,201         $112        $1,633        $4,986          $950
  Dividend income .................          13             5             -            -             -             -             -
                                   -------------------------------------------------------------------------------------------------

     Total investment income ......          13            15         2,201          112         1,633         4,986           950
                                   -------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees .................           7             5           397           15           787         2,389           528
  Government fees .................           -             -             9            1             8             8             9
  Insurance fees ..................           -             -             1            -             7            19             4
                                   -------------------------------------------------------------------------------------------------

     Total expenses................           7             5           407           16           802         2,416           541
                                   -------------------------------------------------------------------------------------------------

  Net investment income (loss) ....           6            10         1,794           96           831         2,570           409
                                   -------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
  Net realized gain (loss) from
     investment and ........foreign
     currency transactions.........        (38)          (14)           198            2             -             -             -
  Net increase (decrease) in
     unrealized appreciation/
     depreciation on investments
     and translation of assets
     and liabilities in
     foreign currencies............         290            83       (2,241)         (74)             -             -             -
                                   -------------------------------------------------------------------------------------------------

  Net realized and unrealized
     gain (loss) on investments
     and foreign currencies........         252            69       (2,043)         (72)             -             -             -
                                   -------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS...............        $258           $79        $(249)          $24          $831        $2,570          $409
                                   =================================================================================================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                            UMB SCOUT FUNDS SEMIANNUAL REPORT  DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  EQUITY
                                                       STOCK FUND       STOCK SELECT FUND       INDEX FUND        SMALL CAP FUND
                                                   ------------------- ------------------- ------------------- -------------------
                                                    SIX MONTHS          SIX MONTHS          SIX MONTHS          SIX MONTHS
                                                       ENDED     YEAR      ENDED     YEAR      ENDED     YEAR      ENDED     YEAR
                                                   DECEMBER 31,  ENDED DECEMBER 31,  ENDED DECEMBER 31,  ENDED DECEMBER 31,  ENDED
                                                       2003    JUNE 30,    2003    JUNE 30,    2003    JUNE 30,    2003    JUNE 30,
                                                    (UNAUDITED)  2003   (UNAUDITED)  2003   (UNAUDITED)  2003   (UNAUDITED)  2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ...................      $332      $734       $46      $118      $322      $591       $38     $(32)
  Net realized gain (loss) from investment
     and foreign currency transactions............     1,319     1,027     (155)   (1,417)   (2,143)   (6,926)     5,183   (2,247)
  Net increase (decrease) in unrealized
     appreciation/depreciation on investments
     and translation of assets and liabilities
     in foreign currencies........................    11,744   (3,638)     2,251     1,419     7,728     6,395     5,209     3,409
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets
     resulting from operations....................    13,395   (1,877)     2,142       120     5,907        60    10,430     1,130

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................      (67)     (821)      (48)     (120)     (352)     (598)         -      (21)
  Net realized gain from investment and
     foreign currency transactions................         -         -         -         -         -         -   (1,262)     (417)
                                                   ---------------------------------------------------------------------------------

  Total distributions to shareholders ............      (67)     (821)      (48)     (120)     (352)     (598)   (1,262)     (438)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ....................................    65,313    22,339     5,105     5,595    10,428    15,488    20,188    20,577
  Shares issued for reinvestment
     of distributions.............................        62       728        40        96       314       537     1,018       368
                                                   ---------------------------------------------------------------------------------

                                                      65,375    23,067     5,145     5,691    10,742    16,025    21,206    20,945
  Shares redeemed ................................  (30,065)  (27,877)   (4,270)   (2,411)  (13,497)  (18,457)  (26,344)   (7,849)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) from capital
     share transactions...........................    35,310   (4,810)       875     3,280   (2,755)   (2,432)   (5,138)    13,096
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets ..........    48,638   (7,508)     2,969     3,280     2,800   (2,970)     4,030    13,788

NET ASSETS:
  Beginning of period ............................    90,127    97,635    17,310    14,030    40,661    43,631    56,371    42,583
                                                   ---------------------------------------------------------------------------------

  End of period ..................................  $138,765   $90,127   $20,279   $17,310   $43,461   $40,661   $60,401   $56,371
                                                   =================================================================================


TRANSACTIONS IN SHARES:
  Shares sold ....................................     4,674     1,821       645       812     1,470     2,552     1,703     1,997
  Shares issued for reinvestment
     of distributions.............................         4        55         5        13        42        84        81        38
  Shares redeemed ................................   (2,106)   (2,255)     (538)     (350)   (1,888)   (2,975)   (2,250)     (807)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) ........................     2,572     (379)       112       475     (376)     (339)     (466)     1,228
                                                   =================================================================================



------------------------------------------------------------------------------------------------------------------------------------
                                                      WORLDWIDE FUND     WORLDWIDE SELECT FUND     TECHNOLOGY FUND
                                                   --------------------- ---------------------  ---------------------
                                                    SIX MONTHS             SIX MONTHS            SIX MONTHS
                                                       ENDED      YEAR       ENDED       YEAR       ENDED      YEAR
                                                   DECEMBER 31,   ENDED   DECEMBER 31,  ENDED   DECEMBER 31,   ENDED
                                                       2003     JUNE 30,      2003     JUNE 30,     2003     JUNE 30,
                                                    (UNAUDITED)   2003    (UNAUDITED)    2003    (UNAUDITED)   2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ...................     $(218)      $4,330     $(28)        $436      $(39)      $(74)
  Net realized gain (loss) from investment
     and foreign currency transactions............    (6,143)    (15,809)   (1,316)     (3,058)      1,000    (4,990)
  Net increase (decrease) in unrealized
     appreciation/depreciation on investments
     and translation of assets and liabilities
     in foreign currencies........................    106,223       7,001    11,357         964        312      4,421
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets
     resulting from operations....................     99,862     (4,478)    10,013     (1,658)      1,273      (643)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................      (604)     (4,395)      (61)       (458)          -          -
  Net realized gain from investment and
     foreign currency transactions................          -           -         -           -          -          -
                                                   ---------------------------------------------------------------------------------

  Total distributions to shareholders ............      (604)     (4,395)      (61)       (458)          -          -

CAPITAL SHARE TRANSACTIONS:
  Shares sold ....................................    819,426   1,690,570    28,847      55,867      2,027      1,600
  Shares issued for reinvestment
     of distributions.............................        571       4,052        53         386          -          -
                                                   ---------------------------------------------------------------------------------

        ..........................................    819,997   1,694,622    28,900      56,253      2,027      1,600
  Shares redeemed ................................  (771,827) (1,645,235)  (26,006)    (53,130)    (3,435)    (3,741)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) from capital
     share transactions...........................     48,170      49,387     2,894       3,123    (1,408)    (2,141)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets ..........    147,428      40,514    12,846       1,007      (135)    (2,784)

NET ASSETS:
  Beginning of period ............................    445,761     405,247    44,604      43,597      7,457     10,241
                                                   ---------------------------------------------------------------------------------

  End of period ..................................   $593,189    $445,761   $57,450     $44,604     $7,322     $7,457
                                                   =================================================================================

TRANSACTIONS IN SHARES:
  Shares sold ....................................     45,353     107,232     3,243       7,258        711        722
  Shares issued for reinvestment
     of distributions.............................         29         242         5          48          -          -
  Shares redeemed ................................   (42,654)   (104,160)   (3,008)     (6,877)    (1,234)    (1,706)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) ........................      2,728       3,314       240         429      (523)      (984)
                                                   =================================================================================


See accompanying Notes to Financial Statements.          Continued on next page.
--------------------------------------------------------------------------------
UMB SCOUT FUNDS SEMIANNUAL REPORT                              DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
   KANSAS TAX-EXEMPT
                                                       ENERGY FUND        BALANCED FUND         BOND FUND           BOND FUND
                                                   ------------------- ------------------- ------------------- -------------------
                                                    SIX MONTHS          SIX MONTHS          SIX MONTHS          SIX MONTHS
                                                       ENDED     YEAR      ENDED     YEAR      ENDED     YEAR      ENDED     YEAR
                                                   DECEMBER 31,  ENDED DECEMBER 31,  ENDED DECEMBER 31,  ENDED DECEMBER 31,  ENDED
                                                       2003    JUNE 30,    2003    JUNE 30,    2003    JUNE 30,    2003    JUNE 30,
                                                    (UNAUDITED)  2003   (UNAUDITED)  2003   (UNAUDITED)  2003   (UNAUDITED)  2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ..........................        $6       $18       $10       $21    $1,794    $3,132       $96      $227
  Net realized gain (loss) from investment
     and foreign currency transactions............      (38)      (91)      (14)      (24)       198     2,033         2        14
  Net increase (decrease) in unrealized
     appreciation/depreciation Mon investments
     and translation of assets and liabilities
     in foreign currencies........................       290        41        83        32   (2,241)     1,175      (74)        69
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets
     resulting from operations....................       258      (32)        79        29     (249)     6,340        24       310

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................       (7)      (19)       (2)      (25)   (1,794)   (3,249)      (96)     (227)
  Net realized gain from investment and
     foreign currency transactions................         -         -         -         -     (907)         -      (14)       (3)
                                                   ---------------------------------------------------------------------------------

  Total distributions to shareholders ............       (7)      (19)       (2)      (25)   (2,701)   (3,249)     (110)     (230)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ....................................       570       660       251       481    67,024    94,572       903     1,260
  Shares issued for reinvestment
     of distributions.............................         7        17         2        21     1,574     1,051        27        25
                                                   ---------------------------------------------------------------------------------
                                                         577       677       253       502    68,598    95,623       930     1,285
  Shares redeemed ................................     (545)     (621)     (186)     (454)  (49,126)  (93,371)   (2,051)   (1,353)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) from capital
     share transactions...........................        32        56        67        48    19,472     2,252   (1,121)      (68)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets ..........       283         5       144        52    16,522     5,343   (1,207)        12

NET ASSETS:
  Beginning of period ............................     1,546     1,541     1,174     1,122    77,585    73,581     7,253     7,241
                                                   ---------------------------------------------------------------------------------

  End of period ..................................    $1,829    $1,546    $1,318    $1,174   $94,107   $78,924    $6,046    $7,253
                                                   =================================================================================

TRANSACTIONS IN SHARES:
  Shares sold ....................................        62        80        30        60     5,826     8,049        90       124
  Shares issued for reinvestment
     of distributions.............................         1         2         -         2       138        90         2         2
  Shares redeemed ................................      (60)      (76)      (22)      (57)   (4,280)   (7,940)     (204)     (133)
                                                   ---------------------------------------------------------------------------------
  Net increase (decrease) ........................         3         6         8         5     1,684       199     (112)       (7)
                                                   =================================================================================



------------------------------------------------------------------------------------------------------------------------------------
                                                     MONEY MARKET FUND     MONEY MARKET FUND          TAX-FREE
                                                     FEDERAL PORTFOLIO      PRIME PORTFOLIO       MONEY MARKET FUND
                                                   --------------------- ---------------------  ---------------------
                                                    SIX MONTHS             SIX MONTHS            SIX MONTHS
                                                       ENDED      YEAR       ENDED       YEAR       ENDED      YEAR
                                                   DECEMBER 31,   ENDED   DECEMBER 31,  ENDED   DECEMBER 31,   ENDED
                                                       2003     JUNE 30,      2003     JUNE 30,     2003     JUNE 30,
                                                    (UNAUDITED)   2003    (UNAUDITED)    2003    (UNAUDITED)   2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income ..........................       $831      $3,329    $2,570      $9,691       $409     $1,405
  Net realized gain (loss) from investment
     and foreign currency transactions............          -           -         -         (1)          -        (3)
  Net increase (decrease) in unrealized
     appreciation/depreciation Mon investments
     and translation of assets and liabilities
     in foreign currencies........................          -           -         -           -          -          -
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets
     resulting from operations....................        831       3,329     2,570       9,690        409      1,402
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................      (831)     (3,329)   (2,570)     (9,691)      (409)    (1,405)
  Net realized gain from investment and
     foreign currency transactions................          -           -         -           -          -          -
                                                   ---------------------------------------------------------------------------------

  Total distributions to shareholders ............      (831)     (3,329)   (2,570)     (9,691)      (409)    (1,405)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ....................................    222,679     527,996   359,509   1,133,683    103,590    238,581
  Shares issued for reinvestment
     of distributions.............................         83         561       286       1,246         23        118
                                                   ---------------------------------------------------------------------------------
                                                      222,762     528,557   359,795   1,134,929    103,613    238,699
  Shares redeemed ................................  (293,427)   (548,032) (597,873) (1,062,243)  (107,164)  (217,341)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) from capital
     share transactions...........................   (70,665)    (19,475) (238,078)      72,686    (3,551)     21,358
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) in net assets ..........   (70,665)    (19,475) (238,078)      72,685    (3,551)     21,355

NET ASSETS:
  Beginning of period ............................    333,964     353,439 1,010,830      38,145    196,529    175,174
                                                   ---------------------------------------------------------------------------------

  End of period ..................................   $263,299    $333,964  $772,752    $110,830   $192,978   $196,529
                                                   =================================================================================


TRANSACTIONS IN SHARES:
  Shares sold ....................................    222,680     527,996   359,509   1,133,683    103,590    238,580
  Shares issued for reinvestment
     of distributions.............................         83         561       286       1,246         23        118
  Shares redeemed ................................  (293,427)   (548,032) (597,872) (1,062,243)  (107,163)  (217,341)
                                                   ---------------------------------------------------------------------------------

  Net increase (decrease) ........................   (70,664)    (19,475) (238,077)      72,686    (3,550)     21,357
                                                   =================================================================================


See accompanying Notes to Financial Statements.

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT STOCK FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....         $13.29         $13.64         $15.47         $18.50         $20.53        $19.63
                                        --------------------------------------------------------------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.03           0.11           0.10           0.16           0.32          0.37
     Net realized and unrealized
       gain (loss) on securities .......           1.53         (0.34)         (1.66)         (1.79)           0.16          2.18
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           1.56         (0.23)         (1.56)         (1.63)           0.48          2.55
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.01)         (0.12)         (0.10)         (0.18)         (0.27)        (0.41)
     Net realized gain on securities....              -              -         (0.17)         (1.22)         (2.24)        (1.24)
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.01)         (0.12)         (0.27)         (1.40)         (2.51)        (1.65)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $14.84         $13.29         $13.64         $15.47         $18.50        $20.53
                                        ============================================================================================

Total return............................      11.71%(b)        (1.67)%       (10.16)%        (9.05)%          2.68%        13.92%
                                        ============================================================================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions).           $139            $90            $98           $117           $147          $182
Ratio of expenses to average net assets.          0.87%          0.86%          0.86%          0.88%          0.87%         0.87%
Ratio of net investment income to
  average net assets ...................          0.53%          0.86%          0.70%          0.98%          1.29%         1.93%
Portfolio turnover rate.................          8%(b)            32%            14%            13%            30%           14%


UMB SCOUT STOCK SELECT FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000         1999(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $7.46          $7.60          $8.55          $9.59         $10.08        $10.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.02           0.06           0.05           0.10           0.10          0.01
     Net realized and unrealized gain
       (loss) on securities ............           0.88         (0.14)         (0.95)         (1.04)         (0.48)          0.07
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           0.90         (0.08)         (0.90)         (0.94)         (0.38)          0.08
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.02)         (0.06)         (0.05)         (0.10)         (0.10)             -
     Net realized gain on securities....              -              -              -              -         (0.01)             -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.02)         (0.06)         (0.05)         (0.10)         (0.11)             -
Net asset value, end of period..........          $8.34          $7.46          $7.60          $8.55          $9.59        $10.08
                                        ============================================================================================
Total return............................      12.06%(b)        (1.08)%       (10.60)%        (9.79)%        (3.74)%      0.80%(b)
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................            $20            $17            $14            $14             $9            $2
Ratio of expenses to average
  net assets ...........................          0.93%          0.90%          0.92%          0.85%          0.80%         0.85%
Ratio of net investment income to
  average net assets ...................          0.49%          0.84%          0.58%          1.14%          1.26%         2.35%
Portfolio turnover rate.................          7%(b)            33%            15%            34%            11%            7%


a) The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)  Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT EQUITY INDEX FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003               FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001         2000(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $6.70          $6.81          $8.42         $10.02         $10.00

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.06           0.10           0.07           0.07           0.01
     Net realized and unrealized gain
       (loss) on securities ............           0.93         (0.11)         (1.60)         (1.59)           0.01
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           0.99         (0.01)         (1.53)         (1.52)           0.02
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.06)         (0.10)         (0.07)         (0.08)              -
     Net realized gain on securities....              -              -         (0.01)              -              -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.06)         (0.10)         (0.08)         (0.08)              -
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $7.63          $6.70          $6.81          $8.42         $10.02
                                        ============================================================================================

Total return............................      14.81%(c)        (0.12)%       (18.23)%       (15.20)%       0.20%(c)
                                        ============================================================================================


Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................            $43            $41            $44            $25            $15
Ratio of expenses to average
  net assets ...........................          0.30%          0.30%          0.30%          0.30%          0.30%
Ratio of net investment income to
  average net assets ...................          1.51%          1.50%          1.15%          0.95%          1.21%
Portfolio turnover rate.................         28%(c)            51%            35%            64%            12%


UMB SCOUT SMALLCAP FUND (Formerly the UMB Scout Regional Fund)(b)


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....         $10.89         $10.79         $10.79          $9.82         $11.39        $11.76
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.01              -           0.07           0.20           0.13          0.19
     Net realized and unrealized gain
       (loss) on securities ............           2.21           0.21              -           3.03         (1.12)          0.18
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           2.22           0.21           0.07           3.23         (0.99)          0.37
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............              -              -         (0.07)         (0.21)         (0.10)        (0.22)
     Net realized gain on securities....         (0.28)         (0.11)              -         (2.05)         (0.48)        (0.52)
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.28)         (0.11)         (0.07)         (2.26)         (0.58)        (0.74)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $12.83         $10.89         $10.79         $10.79          $9.82        $11.39
                                        ============================================================================================

Total return............................      20.40%(c)          2.11%          0.68%         33.77%        (8.57)%         4.00%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................            $60            $56            $43            $34            $30           $44
Ratio of expenses to average
  net assets ...........................          0.88%          0.87%          0.88%          0.99%          0.91%         0.89%
Ratio of net investment income (loss)
  to average net assets ................          0.14%        (0.08)%          0.71%          1.58%          1.43%         1.76%
Portfolio turnover rate.................         80%(c)            89%           105%           122%            16%           13%


(a) The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b) Effective July 2, 2001, the UMB Scout Regional Fund was reorganized as the UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment poicies were changed.

(c)  Not annualized.

See accompanying Notes to Financial Statements.          Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT WORLDWIDE FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....         $17.08         $17.78         $19.58         $23.47         $20.38        $18.62
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income (loss).......         (0.01)           0.18           0.13              -           0.28          0.26
     Net realized and unrealized
       gain (loss) on securities .......           3.53         (0.70)         (1.79)         (3.49)           3.64          1.75
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           3.52         (0.52)         (1.66)         (3.49)           3.92          2.01
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.02)         (0.18)         (0.13)         (0.19)         (0.12)        (0.23)
     Net realized gain on securities....              -              -         (0.01)         (0.21)         (0.71)        (0.02)
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.02)         (0.18)         (0.14)         (0.40)         (0.83)        (0.25)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $20.58         $17.08         $17.78         $19.58         $23.47        $20.38
                                        ============================================================================================

Total return............................      20.62%(b)        (2.89)%        (8.48)%       (14.92)%         19.40%        10.90%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................           $593           $446           $405           $335           $302          $181
Ratio of expenses to average
  net assets ...........................          1.11%          1.14%          1.12%          1.12%          0.91%         0.86%
Ratio of net investment income
  (loss) to average net assets .........        (0.08)%          1.16%          0.77%          1.04%          1.29%         1.69%
Portfolio turnover rate.................          8%(b)             2%            13%            11%             8%            8%


UMB SCOUT WORLDWIDE SELECT FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000         1999(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $8.16          $8.65          $9.77         $11.90         $10.20        $10.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income (loss).......         (0.01)           0.09           0.06           0.07           0.10          0.01
     Net realized and unrealized
       gain (loss) on securities .......           1.92         (0.48)         (1.12)         (2.13)           1.75          0.19
                                        --------------------------------------------------------------------------------------------

  Total from investment operations                 1.91         (0.39)         (1.06)         (2.06)           1.85          0.20
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.01)         (0.10)         (0.06)         (0.07)         (0.10)             -
     Net realized gain on securities....              -              -              -              -         (0.05)             -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.01)         (0.10)         (0.06)         (0.07)         (0.15)             -
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $10.06          $8.16          $8.65          $9.77         $11.90        $10.20
                                        ============================================================================================

Total return............................      23.42%(b)        (4.49)%       (10.88)%       (17.27)%         18.13%      2.00%(b)
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................            $57            $45            $44            $35            $36            $3
Ratio of expenses to
  net assets ...........................          1.15%          1.15%          1.14%          1.11%          0.85%         0.85%
Ratio of net investment income
  (loss) to average net assets .........        (0.12)%          1.24%          0.75%          0.75%          1.53%         1.90%
Portfolio turnover rate.................         10%(b)            13%            17%            10%             6%            6%


(a) The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)  Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT TECHNOLOGY FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003               FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001         2000(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $2.44          $2.54          $4.38         $10.08         $10.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income (loss).......         (0.02)              -              -              -              -
     Net realized and unrealized
       gain (loss) on securities .......           0.48         (0.10)         (1.84)         (5.70)           0.08
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           0.46         (0.10)         (1.84)         (5.70)           0.08
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............              -              -              -              -              -
     Net realized gain on securities....              -              -              -              -              -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................              -              -              -              -              -
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $2.90          $2.44          $2.54          $4.38         $10.08
                                        ============================================================================================

Total return............................      18.85%(c)        (3.94)%       (42.01)%       (56.55)%       0.80%(c)
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................             $7             $7            $10            $14             $5
Ratio of expenses to average
  net assets ...........................          1.10%          1.10%          1.10%          1.10%          1.10%
Ratio of net investment loss
  to average net assets ................        (1.00)%        (0.91)%        (0.72)%        (0.06)%        (0.13)%
Portfolio turnover rate.................         85%(c)           179%           154%           170%            10%


UMBSCOUT ENERGY FUND (Formerly the UMB Scout Capital Preservation Fund)(b)


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $8.86          $9.18          $9.57          $9.59          $9.76         $9.74
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.04           0.10           0.12           0.28           0.20          0.17
     Net realized and unrealized
       gain (loss) on securities                   1.47         (0.31)         (0.40)           0.17         (0.15)          0.08
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           1.51         (0.21)         (0.28)           0.45           0.05          0.25
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.04)         (0.11)         (0.11)         (0.31)         (0.20)        (0.21)
     Net realized gain on securities....              -              -              -         (0.16)         (0.02)        (0.02)
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.04)         (0.11)         (0.11)         (0.47)         (0.22)        (0.23)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $10.33          $8.86          $9.18          $9.57          $9.59         $9.76
                                        ============================================================================================

Total return............................      17.08%(c)        (2.27)%        (2.87)%          4.64%          0.58%         2.70%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................             $2             $2             $2             $1             $1            $1
Ratio of expenses to average
  net assets ...........................          0.85%          0.85%          0.85%          0.85%          0.84%         0.83%
Ratio of net investment income
  to average net assets ................          0.78%          1.28%          1.39%          2.86%          2.62%         2.44%
Portfolio turnover rate.................         44%(c)            83%            56%           121%            13%           95%


(a) The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b) Effective July 2, 2001, the UMB Scout Capital Preservation Fund was reorganized as the UMB Scout Energy Fund and certain investment policies were changed.

(c)  Not annualized.

See accompanying Notes to Financial Statements.          Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT BALANCED FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $8.24          $8.19          $8.66          $9.23         $10.17        $10.91
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.07           0.15           0.23           0.99           0.14          0.38
     Net realized and unrealized
       gain (loss) on securities .......           0.51           0.08         (0.52)         (0.55)         (0.58)        (0.21)
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           0.58           0.23         (0.29)           0.44         (0.44)          0.17
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.02)         (0.18)         (0.18)         (1.01)         (0.13)        (0.41)
     Net realized gain on securities....              -              -              -              -         (0.37)        (0.50)
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.02)         (0.18)         (0.18)         (1.01)         (0.50)        (0.91)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $8.80          $8.24          $8.19          $8.66          $9.23        $10.17
                                        ============================================================================================

Total return............................       6.98%(a)          2.79%        (3.32)%          4.45%        (4.33)%         1.89%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period (
  in millions) .........................             $1             $1             $1             $2             $4            $5
Ratio of expenses to average
  net assets ...........................          0.85%          0.85%          0.85%          0.85%          0.87%         0.87%
Ratio of net investment income to
  average net assets ...................          1.75%          1.90%          2.26%          2.61%          3.16%         3.48%
Portfolio turnover rate.................         38%(a)            32%            51%           127%            44%           95%


(a)  Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT BOND FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....         $11.80         $11.54         $11.15         $10.71         $10.95        $11.21
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.24           0.51           0.57           0.60           0.55          0.62
     Net realized and unrealized
       gain (loss) on securities .......         (0.32)           0.48           0.39           0.44         (0.18)        (0.26)
                                        --------------------------------------------------------------------------------------------

  Total from investment operations               (0.08)           0.99           0.96           1.04           0.37          0.36
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.23)         (0.51)         (0.57)         (0.60)         (0.61)        (0.62)
     Net realized gain on securities....         (0.10)         (0.22)              -              -              -             -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.33)         (0.73)         (0.57)         (0.60)         (0.61)        (0.62)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $11.39         $11.80         $11.54         $11.15         $10.71        $10.95
                                        ============================================================================================

Total return............................     (0.69)%(a)          8.80%          8.76%          9.94%          3.54%         3.13%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................            $94            $78            $74            $70            $65           $72
Ratio of expenses to average
  net assets ...........................          0.87%          0.87%          0.91%          0.86%          0.87%         0.87%
Ratio of net investment income
  to average net assets ................          3.84%          4.20%          4.98%          5.47%          5.73%         5.48%
Portfolio turnover rate.................         37%(a)            66%            54%            40%            30%           23%


UMB SCOUT KANSAS TAX-EXEMPT BOND FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....         $10.20         $10.09          $9.98          $9.67          $9.80         $9.94
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............           0.16           0.31           0.37           0.41           0.40          0.40
     Net realized and unrealized
       gain (loss) on securities .......         (0.09)           0.12           0.11           0.31         (0.13)        (0.14)
                                        --------------------------------------------------------------------------------------------

  Total from investment operations .....           0.07           0.43           0.48           0.72           0.27          0.26
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............         (0.16)         (0.31)         (0.37)         (0.41)         (0.40)        (0.40)
     Net realized gain on securities....         (0.02)         (0.01)              -              -              -             -
                                        --------------------------------------------------------------------------------------------

  Total distributions ..................         (0.18)         (0.32)         (0.37)         (0.41)         (0.40)        (0.40)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........         $10.09         $10.20         $10.09          $9.98          $9.67         $9.80
                                        ============================================================================================

Total return............................     (0.69)%(a)          4.27%          4.86%          7.59%          2.92%         2.62%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................             $6             $7             $7             $7             $7            $8
Ratio of expenses to average
  net assets ...........................          0.53%          0.51%          0.52%          0.50%          0.50%         0.50%
Ratio of net investment income to
  average net assets ...................          3.11%          3.07%          3.63%          4.12%          4.19%         4.01%
Portfolio turnover rate.................         27%(a)            77%            44%             7%             7%           12%


(a)  Not annualized.

See accompanying Notes to Financial Statements.         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT MONEY MARKET FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL PORTFOLIO
Net asset value, beginning of period....          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............              -           0.01           0.02           0.05           0.05          0.05
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............              -         (0.01)         (0.02)         (0.05)         (0.05)        (0.05)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        ============================================================================================

Total return............................       0.27%(a)          0.92%          1.91%          5.47%          5.24%         4.69%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................           $263           $334           $353           $375           $303          $298
Ratio of expenses to average
  net assets ...........................          0.51%          0.51%          0.51%          0.51%          0.50%         0.51%
Ratio of net investment income
  to average net assets ................          0.53%          0.91%          1.91%          5.30%          5.08%         4.58%


UMB SCOUT MONEY MARKET FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PRIME PORTFOLIO
Net asset value, beginning of period....          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............              -           0.01           0.02           0.05           0.05          0.05
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............              -         (0.01)         (0.02)         (0.05)         (0.05)        (0.05)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        ============================================================================================

Total return............................       0.27%(a)          0.95%          1.94%          5.52%          5.37%         4.80%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................           $773         $1,011           $938           $865           $707          $678
Ratio of expenses to average
  net assets ...........................          0.51%          0.50%          0.51%          0.50%          0.51%         0.51%
Ratio of net investment income
  to average net assets ................          0.54%          0.94%          1.91%          5.33%          5.26%         4.72%


(a)Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT TAX-FREE MONEY MARKET FUND


------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2003                      FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        --------------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income..............              -           0.01           0.01           0.03           0.03          0.03
                                        --------------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income..............              -         (0.01)         (0.01)         (0.03)         (0.03)        (0.03)
                                        --------------------------------------------------------------------------------------------

Net asset value, end of period..........          $1.00          $1.00          $1.00          $1.00          $1.00         $1.00
                                        ============================================================================================

Total return............................       0.19%(a)          0.71%          1.23%          3.25%          3.18%         2.67%
                                        ============================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period
  (in millions) ........................           $193           $197           $175           $146           $116          $126
Ratio of expenses to average
  net assets ...........................          0.51%          0.51%          0.51%          0.51%          0.53%         0.52%
Ratio of net investment income
  to average net assets ................          0.39%          0.70%          1.19%          3.17%          3.23%         2.66%


(a)  Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies, except for the UMB Scout Kansas Tax-Exempt Bond Fund which is non-diversified. Prior to July 2001, the UMB Scout Small Cap Fund was known as the UMB Scout Regional Fund and the UMB Scout Energy Fund was known as the UMB Scout Capital Preservation Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS - Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market/R and SmallCap/R securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

a. Fair value of investment securities, other than assets and liabilities - at the closing rate of exchange on December 31, 2003.

b. Purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FEDERAL INCOME TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

As of June 30, 2003, the following Funds had net capital loss carryovers:


     MONEY
     MARKET   TAX-FREE
                                   STOCK    EQUITY                       WORLDWIDE                                 FUND      MONEY
                         STOCK     SELECT    INDEX   SMALL CAP WORLDWIDE  SELECT  TECHNOLOGY  ENERGY   BALANCED    PRIME    MARKET
(in thousands)           FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND    PORTFOLIO   FUND
------------------------------------------------------------------------------------------------------------------------------------
For losses expiring June 30,
  2004 .............        $-        $-       $-         $-        $-        $-        $-        $-        $-        $-        $-
  2005 .............         -         -        -          -         -         -         -         -         -         -        23
  2006 .............         -         -        -          -         -         -         -         -         -         -         -
  2007 .............         -         -        -          -         -         -         -         -         -         -         -
  2008 .............         -       187        -          -         -         -        37         -         -         -         -
  2009 .............         -       299        -          -         -       173       461         -       134         -         -
  2010 .............        47       526       63          -         -       167     7,319        19        76         -         -
  2011 .............     3,190     2,125    1,703      1,589    36,889     7,352     6,641       124        36         1        25
                     ---------------------------------------------------------------------------------------------------------------
Total...............    $3,237    $3,137   $1,766     $1,589   $36,889    $7,692   $14,458      $143      $246        $1       $48
                     ===============================================================================================================


Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of June 30, 2003, Stock Select, Equity Index, Small Cap, WorldWide, WorldWide Select, Technology, Energy and Balanced Funds had (in thousands) $813, $2,875, $657, $1,211, $454, $81, $15, and $24, respectively, of post-October losses, which are deferred until 2004 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS - Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

2. INVESTMENT TRANSACTIONS - The aggregate amounts of security transactions during the six months ended December 31, 2003, excluding short-term investments, were as follows:

                                             OTHER THAN
                                          U.S. GOVERNMENT     U.S. GOVERNMENT
(in thousands)                               SECURITIES          SECURITIES
--------------------------------------------------------------------------------
STOCK FUND:
  Purchases .................................   $49,587                  $-
  Sale/Maturity proceeds ....................    $9,047                  $-

STOCK SELECT FUND:
  Purchases .................................    $1,813                  $-
  Sale/Maturity proceeds ....................    $1,224                  $-

EQUITY INDEX FUND:
  Purchases .................................   $11,684                  $-
  Sale/Maturity proceeds ....................   $14,470                  $-

SMALL CAP FUND:
  Purchases .................................   $39,023                  $-
  Sale/Maturity proceeds ....................   $35,463                  $-

WORLDWIDE FUND:
  Purchases .................................   $87,861                  $-
  Sale/Maturity proceeds ....................   $33,314                  $-

WORLDWIDE SELECT FUND:
  Purchases .................................    $9,959                  $-
  Sale/Maturity proceeds ....................    $4,209                  $-

TECHNOLOGY FUND:
  Purchases .................................    $6,274                  $-
  Sale/Maturity proceeds ....................    $7,490                  $-

ENERGY FUND:
  Purchases .................................      $697                  $-
  Sale/Maturity proceeds ....................      $712                  $-


                                             OTHER THAN
                                          U.S. GOVERNMENT     U.S. GOVERNMENT
(in thousands)                               SECURITIES          SECURITIES
--------------------------------------------------------------------------------
BALANCED FUND:
  Purchases .................................      $411                $100
  Sale/Maturity proceeds ....................      $411                  $6

BOND FUND:
  Purchases .................................   $15,990             $42,371
  Sale/Maturity proceeds ....................    $6,954             $26,031

KANSAS TAX-EXEMPT BOND FUND:
  Purchases .................................    $1,644                  $-
  Sale/Maturity proceeds ....................    $2,626                  $-

The aggregate amounts of security transactions during the six months ended December 31, 2003 for the money market funds were as follows:

                                             OTHER THAN
                                          U.S. GOVERNMENT     U.S. GOVERNMENT
(in thousands)                               SECURITIES          SECURITIES
--------------------------------------------------------------------------------
MONEY MARKET FUND FEDERAL PORTFOLIO:
  Purchases .................................        $-          $1,492,957
  Sale/Maturity proceeds ....................        $-          $1,564,170

MONEY MARKET FUND PRIME PORTFOLIO:
  Purchases .................................$3,270,007          $1,476,236
  Sale/Maturity proceeds ....................$3,479,881          $1,517,351

TAX-FREE MONEY MARKET FUND:
  Purchases .................................  $354,456                  $-
  Sale/Maturity proceeds ....................  $358,600                  $-

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

At December 31, 2003, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:


                                                                                                            WORLDWIDE
                                                STOCK    STOCK SELECT EQUITY INDEX  SMALL CAP   WORLDWIDE     SELECT     TECHNOLOGY
(in thousands)                                   FUND        FUND         FUND        FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation......................   $24,945      $3,516       $5,768     $12,624     $139,112     $11,612       $1,224
Unrealized depreciation......................   (4,762)       (883)      (5,656)       (464)     (22,512)     (3,928)        (138)
                                             ---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)...   $20,183      $2,633         $112     $12,160     $116,600      $7,684       $1,086
                                             =======================================================================================
Cost of securities on a tax basis............  $119,441     $17,684      $43,681     $47,998     $480,863     $49,671       $6,339
                                             =======================================================================================


                                                                                                  MONEY        MONEY
                                                                                                  MARKET      MARKET      TAX-FREE
                                                                                     KANSAS        FUND        FUND        MONEY
                                                ENERGY     BALANCED       BOND     TAX-EXEMPT    FEDERAL       PRIME       MARKET
(in thousands)                                   FUND        FUND         FUND      BOND FUND   PORTFOLIO    PORTFOLIO      FUND
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation......................      $354        $112       $2,109        $197           $-          $-           $-
Unrealized depreciation......................       (6)         (6)        (314)         (1)            -           -            -
                                             ---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)...      $348        $106       $1,795        $196           $-          $-           $-
                                             =======================================================================================
Cost of securities on a tax basis............    $1,479      $1,205      $92,941      $5,915     $261,371    $765,199     $192,801
                                             =======================================================================================


The tax character of distributions paid during the fiscal year ended June 30, 2003 and fiscal year ended June 30, 2002 were as follows:


                                     STOCK FUND       STOCK SELECT FUND   EQUITY INDEX FUND    SMALL CAP FUND      WORLDWIDE FUND
                                  -----------------   -----------------   -----------------   -----------------   -----------------
(in thousands)                     2003      2002      2003      2002      2003      2002      2003      2002      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ...............   $821      $701      $120       $80      $598      $355       $21      $257   $4,395     $2,630
  Net long-term capital gains ...      -     1,291         -         -         -        42       417         -        -        167
Total taxable distributions......    821     1,992       120        80       598       397       438       257    4,395      2,797
  Exempt Interest ...............      -         -         -         -         -         -         -         -        -          -
Total distributions paid.........   $821    $1,992      $120       $80      $598      $397      $438      $257   $4,395     $2,797




                                      WORLDWIDE
                                     SELECT FUND       TECHNOLOGY FUND       ENERGY FUND        BALANCED FUND         BOND FUND
                                  -----------------   -----------------   -----------------   -----------------   -----------------
(in thousands)                     2003      2002      2003      2002      2003      2002      2003      2002      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ...............   $458      $252        $-        $-       $19       $18       $25       $24   $3,413     $3,623
  Net long-term capital gains ...      -         -         -         -         -         -         -         -    1,175          -
Total taxable distributions......    458       252         -         -        19        18        25        24    4,588      3,623
  Exempt Interest ...............      -         -         -         -         -         -         -         -        -          -
Total distributions paid.........   $458      $252        $-        $-       $19       $18       $25       $24   $4,588     $3,623


                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)


                                    KANSAS TAX-EXEMPT        MONEY MARKET FUND        MONEY MARKET FUND             TAX-FREE
                                        BOND FUND            FEDERAL PORTFOLIO         PRIME PORTFOLIO         MONEY MARKET FUND
                                    ------------------       ------------------       ------------------       ------------------
(in thousands)                        2003        2002         2003        2002         2003        2002         2003        2002
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ..............        $1           $1      $3,329       $7,202      $9,691      $18,032          $-           $-
  Net long-term capital gains ..         2            -           -            -           -            -           -            -
                                 ---------------------------------------------------------------------------------------------------
Total taxable distributions.....         3            1       3,329        7,202       9,691       18,032           -            -
  Exempt Interest ..............       227          244           -            -           -            -       1,405        1,953
                                 ---------------------------------------------------------------------------------------------------
Total distributions paid........      $230         $245      $3,329       $7,202      $9,691      $18,032      $1,405       $1,953
                                 ===================================================================================================


As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:


                                                            STOCK                                           WORLDWIDE
                                               STOCK       SELECT    EQUITY INDEX  SMALL CAP   WORLDWIDE     SELECT     TECHNOLOGY
(in thousands)                                  FUND        FUND         FUND        FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income.............          $67          $7          $37          $-         $393         $40           $-

Undistributed long-term capital gains.....            -           -            -           -            -           -            -
                                             ---------------------------------------------------------------------------------------
Tax accumulated earnings..................           67           7           37           -          393          40            -
Accumulated capital and other losses......      (3,237)     (3,950)      (4,641)     (2,246)     (38,100)     (8,146)     (14,539)
Unrealized appreciation (depreciation)....        8,439         382      (7,559)       6,951       10,377     (3,682)          718
                                             ---------------------------------------------------------------------------------------
Accumulated earnings (deficit)............       $5,269    $(3,561)    $(12,163)      $4,705    $(27,330)   $(11,788)    $(13,821)
                                             =======================================================================================



                                                                                                 MONEY        MONEY
                                                                                                 MARKET      MARKET      TAX-FREE
                                                                                    KANSAS        FUND        FUND        MONEY
                                               ENERGY     BALANCED       BOND     TAX-EXEMPT    FEDERAL       PRIME       MARKET
(in thousands)                                  FUND        FUND         FUND      BOND FUND   PORTFOLIO    PORTFOLIO      FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income.............           $1          $2         $271          $1           $-          $-           $-
Undistributed long-term capital gains.....            -           -          636          11            -           -            -
                                             ---------------------------------------------------------------------------------------
Tax accumulated earnings..................            1           2          907          12            -           -            -
Accumulated capital and other losses......        (158)       (270)            -           -            -         (1)         (49)
Unrealized appreciation (depreciation)....           58          18        4,046         270            -           -            -
                                             ---------------------------------------------------------------------------------------
Accumulated earnings (deficit)............        $(99)      $(250)       $4,953        $282           $-        $(1)        $(49)
                                             =======================================================================================


--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

3. MANAGEMENT FEES - The Funds have entered into Management Agreements (the "Agreements") with Scout Investment Advisors, Inc. (the "Advisor"). Pursuant to the Agreements, the Advisor provides or pays the cost of all investment advice and management services required in the normal operation of the Funds. This includes investment management, shareholder servicing, custody and directors, legal and independent auditor fees. Not considered normal operating expenses and therefore payable by the Funds are brokerage, interest, taxes, fees and other charges of governments and their agencies, including qualifying the Funds' shares for sale, director and officer insurance policy premiums and extraordinary expenses. Each of the Funds was subject to the following management fees:

Stock, Stock Select, Small Cap, Energy, Balanced and Bond - 0.85% of average daily net assets.

WorldWide and WorldWide Select - 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and 0.90% of average daily net assets over $1 billion.

Kansas Tax-Exempt Bond, Money Market Federal Portfolio, Money Market Prime Portfolio and Tax-Free Money Market - 0.50% of average daily net assets.

Equity Index - 0.40% of average daily net assets. However, the Advisor of the Fund has entered into an agreement to waive its fees and/or make expense payments through October 31, 2004, so that actual total net annual Fund operating expenses do not exceed 0.30% of average daily net assets. The fee waiver resulted in a $0.01 per share increase in net investment income for the six months ended December 31, 2003.

Technology - 1.50% of average daily net assets. However, the Advisor of the Fund has entered into an agreement to waive its fees and/or to make expense payments through October 31, 2004, so that actual total net annual Fund operating expenses do not exceed 1.10% of average daily net assets. The fee waiver did not result in any change to the per share net investment income for the six months ended December 31, 2003.

4. SUBSEQUENT EVENTS - Shares of the UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund and UMB Scout Small Cap Fund purchased after January 1, 2004, and sold or exchanged within two months of purchase will be assessed a redemption fee of 2.00%. The redemption fee will not apply to shares purchased on or before January 1, 2004, and will not apply to shares that were acquired through the reinvestment of dividends and/or capital gains. The redemption fee will not apply to accounts for which UMB Bank, n.a. serves as custodian, trustee, or in any other fiduciary capacity or to employer-sponsored retirement plans such as 401(k) plans; it will, however, apply to custody, trust or other fiduciary accounts held directly at the Funds. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the affected Fund referenced above. The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares in the Funds referenced above on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies ("first-in, first-out").

--------------------------------------------------------------------------------
DECEMBER 31, 2003

                      This page left blank intentionally.

This report has been prepared for the information of the Shareholders of the UMB
 Scout Stock Fund, the UMB Scout Stock Select Fund, the UMB Scout Equity Index Fund, the UMB Scout Small Cap Fund, the UMB Scout WorldWide Fund, the UMB Scout WorldWide Select Fund, the UMB Scout Technology Fund, the UMB Scout Energy Fund, the UMB Scout Balanced Fund, the UMB Scout Bond Fund, the UMB Scout Kansas Tax-
  Exempt Bond Fund, the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund, and is not to be construed as an offering of the shares of the Funds.

Not authorized for distribution unless accompanied or preceded by a current UMB
                            Scout Funds prospectus.

   The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                 Advisors, Inc., a subsidiary of UMB Bank, n.a.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
  Stock Fund
  Stock Select Fund
  Equity Index Fund
  Small Cap Fund
  WorldWide Fund
  WorldWide Select Fund
  Technology Fund
  Energy Fund
  Balanced Fund
  Bond Fund
  Kansas Tax-Exempt Bond Fund*
  Money Market Fund
  Tax-Free Money Market Fund

*Available only to residents of Kansas and Missouri.

INVESTMENT ADVISOR AND MANAGER
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP
  Kansas City, Missouri

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin

                                    [LOGO]/R
                               UMB | SCOUT FUNDS

                                 P.O. Box 1241
                            Milwaukee, WI 53201-1241

                          ----------------------------
                             TOLL FREE 800-996-2862
                          ----------------------------

                             www.umbscoutfunds.com

              "UMB," "Scout" and the "Scout" design are registered
                  service marks of UMB Financial Corporation.

                                                             UMB S000046 (02/04)
                                                                     SC-410-0204

XXXXXX

                     -------------------------------------
                               UMB | SCOUT FUNDS
                     -------------------------------------

                                MONEYMARKET FUND
                           FEDERAL PORTFOLIO (UMFXX)
                            PRIME PORTFOLIO (UMPXX)

                           TAX-FREE MONEYMARKET FUND
                                    (UMTXX)

                     -------------------------------------
                     SEMIANNUAL REPORT | DECEMBER 31, 2003
                     -------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Money Market Fund ............................................................1

Tax-Free Money Market Fund ...................................................5

Statements of Assets and Liabilities .........................................9

Statements of Operations ....................................................10

Statements of Changes in Net Assets .........................................11

Financial Highlights ........................................................13

Notes to Financial Statements ...............................................15


--------------------------------------------------------------------------------
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in high-quality, short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The UMB Scout Money Market Fund Federal Portfolio posted a return of 0.62% for the calendar year. The Prime Portfolio finished 2003 with a one-year return of 0.63%. The Federal Open Market Committee ("FOMC") pledged to hold overnight rates at historically low levels for as long as is necessary to aid in a full economic recovery.

In our opinion, it is unlikely that the FOMC will increase rates until signs of economic recovery are clearly pointing toward an inflationary environment. Therefore, based on our best estimates, investors should expect money market returns to stay below 1.00% for most of 2004.

Thank you for your continued support of the UMB Scout Money Market Fund.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

----------------------------------------
FUND DIVERSIFICATION
----------------------------------------
UMB SCOUT MONEY MARKET FUND
FEDERAL PORTFOLIO (UMFXX)

[PIE CHART]

Agencies............................100%
----------------------------------------
Based on total investments as of
December 31, 2003. Subject to change.

----------------------------------------
FUND DIVERSIFICATION
----------------------------------------
UMB SCOUT MONEY MARKET FUND
PRIME PORTFOLIO (UMPXX)

[PIE CHART]

Agencies.............................47%
Commercial Paper.....................53%
----------------------------------------
Based on total investments as of
December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT
AGENCIES _ 99.3%
                 Federal Home Loan Bank
$12,000,000      Variable Rate, 01/02/04 ..............            $11,999,985
  17,000,000        1.03%, 01/07/04....................             16,997,082
  12,000,000        1.03%, 01/09/04....................             11,997,253
   5,000,000        1.00%, 01/30/04....................              4,995,972
   9,000,000        1.05%, 02/06/04....................              8,990,550
   3,000,000        Variable Rate, 11/26/04............              3,000,000
                 Federal Home Loan
                    Mortgage Corp.
  14,000,000        1.045%, 01/08/04...................             13,997,199
  10,000,000        1.05%, 01/13/04....................              9,996,500
   4,000,000        1.05%, 01/20/04....................              3,997,836
  10,000,000        1.06%, 01/27/04....................              9,992,344
   6,000,000        1.02%, 01/29/04....................              5,995,194
   9,000,000        1.02%, 02/24/04....................              8,986,230
   5,000,000        1.40%, 08/11/04....................              5,000,000
   3,500,000        1.40%, 11/03/04....................              3,500,000
   3,000,000        1.40%, 11/12/04....................              3,000,000

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES (Continued)
                 Federal National
                    Mortgage Association
 $12,000,000        0.80%, 01/02/04....................            $11,999,733
   5,000,000        1.03%, 01/05/04....................              4,999,433
  14,000,000        1.03%, 01/12/04....................             13,995,508
  11,000,000        1.05%, 01/14/04....................             10,995,909
  10,000,000        1.04%, 01/15/04....................              9,995,917
   2,000,000        1.05%, 01/16/04....................              1,999,167
  10,000,000        Variable Rate, 01/20/04............              9,997,794
  16,000,000        1.05%, 01/21/04....................             15,990,667
   9,000,000        1.04%, 01/22/04....................              8,994,540
   5,000,000        Variable Rate, 01/29/04............              4,999,962
  10,000,000        1.04%, 01/26/04....................              9,992,778
  15,000,000        1.03%, 01/28/04....................             14,988,525
  18,000,000        1.04%, 02/18/04....................             17,975,040
   2,000,000        1.50%, 11/16/04....................              2,000,000
                                                                --------------

TOTAL INVESTMENTS
(COST $261,371,118) _ 99.3%............................            261,371,118

Other assets less liabilities _ 0.7%...................              1,928,298
                                                                --------------

TOTAL NET ASSETS _ 100.0%
(equivalent of $1.00 per share;
750,000,000 shares of $0.01
par value capital shares authorized;
263,333,572 shares outstanding)........................           $263,299,416
                                                                ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES _ 52.3%
                 AIG Capital Funding
 $10,000,000        1.04%, 01/06/04....................             $9,998,556
  10,000,000        1.02%, 01/08/04....................              9,998,017
  10,000,000        1.02%, 01/30/04....................              9,991,783
                 American Express Co.
  10,000,000        1.05%, 01/13/04....................              9,996,500
  10,000,000        1.05%, 01/26/04....................              9,992,708
                 BellSouth Corp.
  15,000,000        1.02%, 01/09/04....................             14,996,600
                 ChevronTexaco Corp.
  10,000,000        1.01%, 01/08/04....................              9,998,036
  10,000,000        1.02%, 01/09/04....................              9,997,733
   6,000,000        1.02%, 01/12/04....................              5,998,130
                 Clorox Co.
   7,295,000        1.02%, 01/20/04....................              7,291,073
  10,000,000        1.02%, 01/27/04....................              9,992,633
                 Coca-Cola Co.
  10,000,000        1.03%, 01/23/04....................              9,993,706
                 Du Pont (E.I.)
                    de Nemours & Co.
  10,000,000        1.05%, 01/14/04....................              9,996,209
   8,100,000        1.05%, 01/21/04....................              8,095,275
  10,000,000        1.05%, 02/10/04....................              9,988,333
                 Gannett Co., Inc.
  10,000,000        1.02%, 01/09/04....................              9,997,733
  20,000,000        1.05%, 01/16/04....................             19,991,333
                 General Dynamics Corp.
  10,000,000        1.05%, 01/09/04....................              9,997,667
                 Grainger (W.W.), Inc.
  10,000,000        1.02%, 01/28/04....................              9,992,350
                 International Business
                    Machines Corp.
  10,000,000        1.03%, 01/05/04....................              9,998,856
  10,000,000        1.03%, 01/13/04....................              9,996,567

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE
NOTES (Continued)
                 Marsh & McLennan
                    Companies, Inc.
$10,000,000      1.01%, 01/06/04 ......................             $9,998,597
  20,000,000        1.05%, 01/12/04....................             19,993,583
                 Medtronic, Inc.
  15,000,000        1.03%, 01/05/04....................             14,998,283
  10,000,000        1.02%, 01/28/04....................              9,992,350
                 Merrill Lynch & Co., Inc.
  10,000,000        1.05%, 01/06/04....................              9,998,542
  10,000,000        1.04%, 01/07/04....................              9,998,267
   1,000,000        1.05%, 01/08/04....................                999,796
  10,000,000        1.04%, 01/14/04....................              9,996,244
                 NetJets, Inc.
  10,000,000        1.07%, 01/07/04....................              9,998,217
   2,000,000        1.04%, 02/19/04....................              1,997,169
                 Pfizer, Inc.
  10,000,000        1.04%, 01/22/04....................              9,993,933
  10,000,000        1.02%, 01/27/04....................              9,992,633
  10,000,000        1.03%, 02/11/04....................              9,988,269
                 Snap-On, Inc.
  10,000,000        1.05%, 01/06/04....................              9,998,542
                 State Street Corp.
  16,000,000        1.05%, 01/02/04....................             15,999,534
  15,000,000        1.05%, 01/15/04....................             14,993,875
                 SYSCO Corp.
  18,748,000        1.05%, 02/17/04....................             18,722,300
                                                                --------------

TOTAL SHORT-TERM
CORPORATE NOTES
(COST $403,959,932) _ 52.3%............................            403,959,932
                                                                ==============

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
PRIME PORTFOLIO (Continued)
U.S. GOVERNMENT
AGENCIES _ 46.7%
                 Federal Home Loan Bank
  $8,000,000        Variable Rate, 01/02/04............             $7,999,990
  21,000,000        1.03%, 01/07/04....................             20,996,378
   7,000,000        Variable Rate, 11/26/04............              7,000,000
                 Federal Home Loan
                    Mortgage Corp.
  10,000,000        1.04%, 01/06/04....................              9,998,556
   7,000,000        1.045%, 01/08/04...................              6,998,578
  10,000,000        1.05%, 01/13/04....................              9,996,500
  10,000,000        1.05%, 01/20/04....................              9,994,458
   9,500,000        1.05%, 01/21/04....................              9,494,458
  10,000,000        1.03%, 01/22/04....................              9,993,992
   5,000,000        1.06%, 01/27/04....................              4,996,172
  24,000,000        1.02%, 01/29/04....................             23,980,929
  10,000,000        1.02%, 02/24/04....................              9,984,700
  10,000,000        1.40%, 08/11/04....................             10,000,000
  10,000,000        1.40%, 11/03/04....................             10,000,000
  10,000,000        1.40%, 11/12/04....................             10,000,000

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES (Continued)
                 Federal National
                    Mortgage Association
 $35,000,000        0.80%, 01/02/04....................            $34,999,222
  15,000,000        1.03%, 01/05/04....................             14,998,283
  16,500,000        1.03%, 01/12/04....................             16,494,798
   7,000,000        1.05%, 01/14/04....................              6,997,346
  15,000,000        1.04%, 01/15/04....................             14,993,933
  15,000,000        1.05%, 01/16/04....................             14,993,438
   4,000,000        1.05%, 01/21/04....................              3,997,667
  21,000,000        1.04%, 01/22/04....................             20,987,202
  10,000,000        1.04%, 01/23/04....................              9,993,644
  19,000,000        1.04%, 01/26/04....................             18,986,278
  20,379,000        1.03%, 01/28/04....................             20,363,024
  15,000,000        Variable Rate, 01/29/04............             14,999,885
   7,000,000        1.50%, 11/16/04....................              7,000,000
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $361,239,431) _ 46.7%............................            361,239,431
                                                                ==============

TOTAL INVESTMENTS
(COST $765,199,363) _ 99.0%............................            765,199,363

Other assets less liabilities _ 1.0%...................              7,553,061
                                                                --------------


TOTAL NET ASSETS _ 100.0%
(equivalent to $1.00 per share;
1,500,000,000 shares of $0.01
par value capital shares authorized;
772,782,385 shares outstanding)........................           $772,752,424
                                                                ==============


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND

OBJECTIVE:
The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund finished 2003 with a one-year return of 0.48%. The Federal Open Market Committee ("FOMC") pledged to hold overnight rates at these historically low levels for as long as is necessary to aid in a full economic recovery.

In our opinion, it is unlikely that the FOMC will increase rates until signs of economic recovery are clearly pointing toward an inflationary environment. Therefore, based on our best estimates, investors should expect money market returns to stay below 1.00% for most of 2004.

Thank you for your continued support of the UMB Scout Tax-Free Money Market
Fund.

J. ERIC KELLEY
Scout Investment Advisors, Inc.

----------------------------------------
FUND DIVERSIFICATION
----------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

[PIE CHART]

Demand Notes.........................40%
Commercial Paper.....................60%
----------------------------------------
Based on total investments as of
December 31, 2003. Subject to change.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

ARIZONA
                 Mesa, Arizona Community
                    Development Corp.,
                    Commercial Paper
  $6,000,000        1.01%, 01/14/04....................             $6,000,000
                 Salt River Project, Arizona,
                    Commercial Paper
   6,000,000        1.03%, 02/12/04....................              6,000,000

CONNECTICUT
                 Connecticut State Health
                    & Education
   1,000,000        Variable Rate, 05/15/14............              1,000,000
   1,500,000        Variable Rate, 02/15/21............              1,500,000
   1,500,000        Variable Rate, 07/01/29............              1,500,000
                 Connecticut State Housing
                    Finance Authority
   3,500,000        Variable Rate, 11/15/28............              3,500,000

FLORIDA
                 Dade County, Florida,
                    Industrial Development
     600,000        Variable Rate, 06/01/21............                600,000
                 Florida Housing
                    Finance Agency
   2,500,000        Variable Rate, 12/01/05............              2,500,000
                 Gainesville, Florida, Utilities
   2,548,000        1.10%, 01/07/04....................              2,548,000
                 Jacksonville, Florida,
                    Electrical Authority,
                    Commercial Paper
   2,349,000        0.95%, 01/06/04....................              2,349,000
                 Orlando, Florida,
                    Utility Commission
   9,000,000        1.03%, 01/24/04....................              9,000,000

GEORGIA
                 Cobb County, Georgia,
                    Housing Authority
                    Multifamily Housing
   2,100,000        Variable Rate, 09/15/26............              2,100,000
                 Fulton County, Georgia,
                    Housing Authority
                    Multifamily Housing
   1,000,000        Variable Rate, 09/15/26............              1,000,000

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

HAWAII
                 Honolulu, Hawaii,
                    City & County
  $2,000,000        Variable Rate, 01/01/05............             $2,000,000
   3,925,000        Variable Rate, 01/01/15............              3,925,000

ILLINOIS
                 Illinois Development Finance
                    Authority Poll
     910,000        Variable Rate, 11/01/12............                910,000
                 Illinois State
     750,000        5.00%, 02/01/04....................                752,498

INDIANA
                 St. Joseph County, Indiana,
                    Educational Facilities
   1,800,000        Variable Rate, 03/01/37............              1,800,000

KANSAS
                 Kansas, State Dept.
                    of Transportation,
                    Highway Revenue
   3,000,000        Variable Rate, 03/01/12............              3,000,000

MARYLAND
                 Montgomery County,
                    Maryland, Housing
                    Authority Multifamily
                    Housing
     550,000        Variable Rate, 08/01/15............                550,000

MASSACHUSETTS
                 Massachusetts State,
                    Commercial Paper
   2,000,000        1.08%, 01/09/04....................              2,000,000
                 Massachusetts State Health
                    & Education, Commercial
                    Paper
   2,500,000        0.90%, 01/14/04....................              2,500,000
                 Massachusetts State Health
                    & Educational
   2,900,000        Variable Rate, 08/01/15............              2,900,000
   5,100,000        Variable Rate, 11/01/26............              5,100,000

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

MISSISSIPPI
                 Jackson County, Mississippi,
                    Port Facilities
  $1,750,000        Variable Rate, 06/01/23............             $1,750,000

MISSOURI
                 Missouri, State Health
                    & Educational
   1,700,000        Variable Rate, 09/01/30............              1,700,000
                 St. Louis County, Missouri,
                    Rockwood School
                    District R-6
   1,000,000        3.50%, 02/01/04....................              1,001,990

NEBRASKA
                 Lincoln, Nebraska,
                    Electrical Systems,
                    Commercial Paper
   7,000,000        1.05%, 01/09/04....................              7,000,000
                 Nebraska Public Power,
                    Commercial Paper
   2,000,000        1.07%, 01/12/04....................              2,000,000
   1,000,000        1.12%, 01/13/04....................              1,000,000
   3,500,000        0.98%, 02/10/04....................              3,500,000
   1,000,000        0.98%, 03/01/04....................              1,000,000
                 Omaha, Nebraska,
                    Public Power,
                    Commercial Paper
   3,900,000        0.95%, 02/05/04....................              3,900,000
   2,000,000        1.00%, 02/09/04....................              2,000,000

NEVADA
                 Clark County, Nevada,
                    School District
   2,000,000        Variable Rate, 06/15/21............              2,000,000

OHIO
                 Ohio State University
   2,600,000        Variable Rate, 12/01/19............              2,600,000

PENNSYLVANIA
                 Beaver County, Pennsylvania,
                    Pollution Control
   2,650,000        Variable Rate, 12/01/20............              2,650,000

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SOUTH CAROLINA
                 South Carolina Public Service,
                    Commercial Paper
  $4,000,000        0.85%, 01/13/04....................             $4,000,000
TENNESSEE
                 Tennessee, State School
                    Board, Commercial Paper
   3,000,000        1.05%, 01/15/04....................              3,000,000
   6,700,000        1.00%, 01/28/04....................              6,700,000
TEXAS
                 El Paso, Texas,
                    Commercial Paper
   2,500,000        0.94%, 01/05/04....................              2,500,000
   5,000,000        1.06%, 01/06/04....................              5,000,000
   1,000,000        1.05%, 01/12/04....................              1,000,000
                 Gulf Coast Waste
                    Disposal, Texas
   1,500,000        Variable Rate, 06/01/20............              1,500,000
                 Harris County, Texas,
                    Commercial Paper
   4,000,000        1.75%, 02/27/04....................              4,004,759
   9,000,000        1.00%, 03/04/04....................              9,000,000
                 San Antonio, Texas,
                    Commercial Paper
   3,000,000        1.00%, 01/08/04....................              3,000,000
   2,000,000        1.05%, 01/15/04....................              2,000,000
                 San Antonio, Texas, Water
   1,250,000        Variable Rate, 05/15/33............              1,250,000
                 Texas A&M University,
                    Commercial Paper
   3,000,000        1.05%, 01/15/04....................              3,000,000
                 University of Texas,
                    Commercial Paper
   2,000,000        1.08%, 01/07/04....................              2,000,000

UTAH
                 Intermountain Power Agency,
                    Utah, Commercial Paper
   1,000,000        0.95%, 01/06/04....................              1,000,000
   2,400,000        1.08%, 01/07/04....................              2,400,000
   6,000,000        1.00%, 02/04/04....................
   6,000,000
                 Salt Lake City, Utah,
                    Pollution Control
   1,300,000        Variable Rate, 02/01/08............              1,300,000

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

WASHINGTON
                 Clark County, Washington
                    Public Utilities
  $1,000,000        5.00%, 01/01/04....................             $1,000,000
                 Port of Seattle, Washington
   1,400,000        Variable Rate, 01/01/05............              1,400,000
                 Seattle, Washington,
                    Municipal Light & Power
   9,000,000        Variable Rate, 05/01/16............              9,000,000
                 Seattle, Washington,
                    Water System
   1,800,000        Variable Rate, 09/01/25............              1,800,000
                 Washington State, 96A
   6,300,000        Variable Rate, 06/01/20............              6,300,000
                 Washington State, 96B
   2,000,000        Variable Rate, 06/01/20............              2,000,000
                 Washington State,
                    Public Power Supply #1
   1,200,000        Variable Rate, 07/01/17............              1,200,000
                 Washington State,
                    Public Power Supply #2a1
   1,200,000        Variable Rate, 07/01/12............              1,200,000
                 Washington State,
                    Public Power Supply #2a2
   1,600,000        Variable Rate, 07/01/12............              1,600,000

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

WISCONSIN
                 Wisconsin State Government,
                    Commercial Paper
  $1,795,000        0.90%, 01/05/04....................             $1,795,000
   3,186,000        0.90%, 01/05/04....................              3,186,000
   1,000,000        1.10%, 01/07/04....................              1,000,000
   1,000,000        1.07%, 01/09/04....................              1,000,000
   1,455,000        1.00%, 02/06/04....................              1,455,000
   1,674,000        1.00%, 02/09/04....................              1,674,000

WYOMING
                 Lincoln County, Wyoming,
                    Pollution Control
     300,000        Variable Rate, 11/01/14............                300,000
   1,100,000        Variable Rate, 08/01/15............              1,100,000
                                                                --------------

TOTAL INVESTMENTS
(COST $192,801,247) _ 99.9%............................            192,801,247

Other assets less liabilities _ 0.1%...................                176,470
                                                                --------------

TOTAL NET ASSETS _ 100.0%
(equivalent to $1.00 per share;
1,000,000,000 shares of $0.01
par value capital shares authorized;
193,058,528 shares outstanding)........................           $192,977,717
                                                                ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

--------------------------------------------------------------------------------
                                                   MONEY     MONEY
                                                  MARKET     MARKET    TAX-FREE
                                                   FUND       FUND      MONEY
                                                  FEDERAL    PRIME      MARKET
                                                 PORTFOLIO PORTFOLIO     FUND
--------------------------------------------------------------------------------

ASSETS:
  Investment securities at cost ..............    $261,371  $765,199  $192,801
                                               =================================

  Investment securities at value .............    $261,371  $765,199  $192,801
  Cash  ......................................       1,857     7,457        84
  Receivables:
     Interest.................................          79       177       286
     Fund shares sold.........................          23       110         8
  Prepaid and other assets ...................          15        16        15
                                               ---------------------------------

       Total assets ..........................     263,345   772,959   193,194
                                               ---------------------------------

LIABILITIES:
  Payables:
     Fund shares redeemed.....................           3        60       191
     Income payable...........................          21        82         8
     Management fees..........................          22        63        16
     Government fees..........................           _         2         1
                                               ---------------------------------

       Total liabilities .....................          46       207       216
                                               ---------------------------------

NET ASSETS....................................    $263,299  $772,752  $192,978
                                               =================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)     $263,299  $772,753  $193,027
  Accumulated undistributed income:
     Net realized loss on investments.........           _       (1)      (49)
                                               ---------------------------------

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES.........................    $263,299  $772,752  $192,978
                                               =================================

Capital shares, $0.01 par value
  Authorized .................................     750,000 1,500,000 1,000,000
                                               =================================

  Outstanding ................................     263,334   772,782   193,059
                                               =================================

NET ASSET VALUE PER SHARE.....................       $1.00     $1.00     $1.00
                                               =================================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS)

--------------------------------------------------------------------------------
                                                   MONEY     MONEY
                                                  MARKET     MARKET    TAX-FREE
                                                   FUND       FUND      MONEY
                                                  FEDERAL    PRIME      MARKET
                                                 PORTFOLIO PORTFOLIO     FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income ............................      $1,633    $4,986      $950
                                               ---------------------------------

     Total investment income..................       1,633     4,986       950
                                               ---------------------------------

EXPENSES:
  Management fees ............................         787     2,389       528
  Government fees ............................           8         8         9
  Insurance fees .............................           7        19         4
                                               ---------------------------------

     Total expenses...........................         802     2,416       541
                                               ---------------------------------
  Net investment income  .....................         831     2,570       409
                                               ---------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .............        $831    $2,570      $409
                                               =================================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                       MONEY MARKET FUND _ FEDERAL PORTFOLIO    MONEY MARKET FUND _ PRIME PORTFOLIO
                                                      --------------------------------------   ------------------------------------
                                                         SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                         DECEMBER 31, 2003      YEAR ENDED      DECEMBER 31, 2003       YEAR ENDED
                                                            (UNAUDITED)       JUNE 30, 2003        (UNAUDITED)        JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income ...............................           $831              $3,329              $2,570              $9,691
  Net realized loss from investments ..................              _                   _                   _                 (1)
                                                          --------------------------------------------------------------------------
  Net increase in net assets
     resulting from operations.........................            831               3,329               2,570               9,690

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................          (831)             (3,329)             (2,570)             (9,691)
                                                          --------------------------------------------------------------------------

  Total distributions to shareholders .................          (831)             (3,329)             (2,570)             (9,691)

CAPITAL SHARE TRANSACTIONS:
  Shares sold .........................................        222,679             527,996             359,509           1,133,683
  Shares issued for reinvestment of distributions .....             83                 561                 286               1,246
                                                          --------------------------------------------------------------------------

        ...............................................        222,762             528,557             359,795           1,134,929
  Shares redeemed .....................................      (293,427)           (548,032)           (597,873)         (1,062,243)
                                                          --------------------------------------------------------------------------

  Net increase (decrease) from
     capital share transactions........................       (70,665)            (19,475)           (238,078)              72,686
                                                          --------------------------------------------------------------------------

  Net increase (decrease) in net assets ...............       (70,665)            (19,475)           (238,078)              72,685
NET ASSETS:
  Beginning of period .................................        333,964             353,439           1,010,830              38,145
                                                          --------------------------------------------------------------------------

  End of period .......................................       $263,299            $333,964            $772,752            $110,830
                                                          ==========================================================================


TRANSACTIONS IN SHARES:
  Shares sold .........................................        222,680             527,996             359,509           1,133,683
  Shares issued for reinvestment of distributions .....             83                 561                 286               1,246
  Shares redeemed .....................................      (293,427)           (548,032)           (597,872)         (1,062,243)
                                                          --------------------------------------------------------------------------

  Net increase (decrease) .............................       (70,664)            (19,475)           (238,077)              72,686
                                                          ==========================================================================


See accompanying Notes to Financial Statements.          Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)


  TAX-FREE MONEY MARKET FUND
   ..SIX MONTHS ENDED
   ..DECEMBER 31, 2003..................YEAR ENDED
   ..(UNAUDITED).....................JUNE 30, 2003

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income ..........................         $409         $1,405
  Net realized loss from investments .............            _            (3)
                                                   -----------------------------

  Net increase in net assets resulting
   ..from operations..............................          409          1,402

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................        (409)        (1,405)
                                                   -----------------------------

  Total distributions to shareholders ............        (409)        (1,405)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ....................................      103,590        238,581
  Shares issued for reinvestment of distributions            23            118
                                                   -----------------------------

   ..   ..........................................      103,613        238,699
  Shares redeemed ................................    (107,164)      (217,341)
                                                   -----------------------------

  Net increase (decrease) from
   ..capital share transactions...................      (3,551)         21,358
                                                   -----------------------------

  Net increase (decrease) in net assets ..........      (3,551)         21,355

NET ASSETS:
  Beginning of period ............................      196,529        175,174
                                                   -----------------------------

  End of period ..................................     $192,978       $196,529
                                                   =============================


TRANSACTIONS IN SHARES:
  Shares sold ....................................      103,590        238,580
  Shares issued for reinvestment
   ..of distributions.............................           23            118
  Shares redeemed ................................    (107,163)      (217,341)
                                                   -----------------------------

  Net increase (decrease) ........................      (3,550)         21,357
                                                   =============================

See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.


UMB SCOUT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                     FOR THE PERIODS ENDED JUNE 30,
                                               (UNAUDITED)       2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL PORTFOLIO
Net asset value, beginning of period.........     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             ---------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income...................         _           0.01           0.02           0.05           0.05           0.05
                                             ---------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income...................         _         (0.01)         (0.02)         (0.05)         (0.05)         (0.05)
                                             ---------------------------------------------------------------------------------------

Net asset value, end of period...............     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             =======================================================================================

Total return.................................    0.27%*          0.92%          1.91%          5.47%          5.24%          4.69%
                                             =======================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)......      $263           $334           $353           $375           $303           $298
Ratio of expenses to average net assets......     0.51%          0.51%          0.51%          0.51%          0.50%          0.51%
Ratio of net investment income
  to average net assets .....................     0.53%          0.91%          1.91%          5.30%          5.08%          4.58%

PRIME PORTFOLIO
Net asset value, beginning of period.........     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             ---------------------------------------------------------------------------------------

  Income from investment operations:
  ----------------------------------
     Net investment income...................         _           0.01           0.02           0.05           0.05           0.05
                                             ---------------------------------------------------------------------------------------

  Distributions from:
  -------------------
     Net investment income...................         _         (0.01)         (0.02)         (0.05)         (0.05)         (0.05)
                                             ---------------------------------------------------------------------------------------

Net asset value, end of period...............     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             =======================================================================================

Total return.................................    0.27%*          0.95%          1.94%          5.52%          5.37%          4.80%
                                             =======================================================================================

Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)......      $773         $1,011           $938           $865           $707           $678
Ratio of expenses to average net assets......     0.51%          0.50%          0.51%          0.50%          0.51%          0.51%
Ratio of net investment income
  to average net assets .....................     0.54%          0.94%          1.91%          5.33%          5.26%          4.72%


* Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.



UMB SCOUT TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                     FOR THE PERIODS ENDED JUNE 30,
                                               (UNAUDITED)       2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             ---------------------------------------------------------------------------------------

  Income from investment operations:
     Net investment income...................         _           0.01           0.01           0.03           0.03           0.03
                                             ---------------------------------------------------------------------------------------

     Distributions from:
     Net investment income...................         _         (0.01)         (0.01)         (0.03)         (0.03)         (0.03)
                                             ---------------------------------------------------------------------------------------

Net asset value, end of period...............     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                             =======================================================================================

Total return.................................    0.19%*          0.71%          1.23%          3.25%          3.18%          2.67%
                                             =======================================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)......      $193           $197           $175           $146           $116           $126
Ratio of expenses to average net assets......     0.51%          0.51%          0.51%          0.51%          0.53%          0.52%
Ratio of net investment income
  to average net assets .....................     0.39%          0.70%          1.19%          3.17%          3.23%          2.66%


* Not annualized.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES _ The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS _ Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

FEDERAL INCOME TAXES _ The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

As of June 30, 2003, the following Funds had net capital loss carryovers:

                                    MONEY
                                   MARKET   TAX-FREE
                                     FUND     MONEY
                                    PRIME    MARKET
(in thousands)                    PORTFOLIO   FUND
-------------------------------------------------------

For losses expiring June 30,
  2004 .......................        $_        $_
  2005 .......................         _        23
  2006 .......................         _         _
  2007 .......................         _         _
  2008 .......................         _         _
  2009 .......................         _         _
  2010 .......................         _         _
  2011 .......................         1        25
                                     -------------
Total                                 $1       $48
                                     -------------

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

DISTRIBUTIONS TO SHAREHOLDERS _ Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

For federal income tax purposes, the UMBScout Tax-Free Money Market Fund designated tax-exempt income dividends of (in thousands) $1,405 for the year ended June 30, 2003.

AMORTIZATION _ Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES _ The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

2. INVESTMENT TRANSACTIONS _ The aggregate amounts of security transactions during the six months ended December 31, 2003 for the money market funds were as follows:

                                                OTHER THAN          U.S.
                                              U.S. GOVERNMENT    GOVERNMENT
(in thousands)                                  SECURITIES       SECURITIES
--------------------------------------------------------------------------------
MONEY MARKET FUND FEDERAL PORTFOLIO :
  Purchases .................................             $_     $1,492,957
  Sale/Maturity proceeds ....................             $_     $1,564,170

MONEY MARKET FUND PRIME PORTFOLIO :
  Purchases .................................     $3,270,007     $1,476,236
  Sale/Maturity proceeds ....................     $3,479,881     $1,517,351

TAX-FREE MONEY MARKET FUND:
  Purchases .................................       $354,456             $_
  Sale/Maturity proceeds ....................       $358,600             $_

At December 31, 2003, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                    MONEY           MONEY
                                    MARKET          MARKET        TAX-FREE
                                     FUND            FUND          MONEY
                                   FEDERAL          PRIME          MARKET
(in thousands)                    PORTFOLIO       PORTFOLIO         FUND
--------------------------------------------------------------------------------

Cost of securities
  on a tax basis .............     $261,371       $765,199       $192,801
                              ==================================================

The tax character of distributions paid during the fiscal year ended June 30, 2003 and fiscal year ended June 30, 2002 were as follows:

                                                        MONEY MARKET FUND
                                                        FEDERAL PORTFOLIO
                                                  ------------------------------
(in thousands)                                        2003           2002
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ...........................         $3,329         $7,202
                                             -----------------------------------
Total taxable distributions..................          3,329          7,202
                                             -----------------------------------
Total distributions paid.....................         $3,329         $7,202
                                             ===================================

                                                        MONEY MARKET FUND
                                                         PRIME PORTFOLIO
                                                  ------------------------------
(in thousands)                                        2003           2002
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ...........................         $9,691        $18,032
                                             -----------------------------------
Total taxable distributions..................          9,691         18,032
                                             -----------------------------------
Total distributions paid.....................         $9,691        $18,032
                                             ===================================

                                                             TAX-FREE
                                                        MONEY MARKET FUND
                                                  ------------------------------
(in thousands)                                        2003           2002
--------------------------------------------------------------------------------
Distributions paid from:
  Exempt Interest ...........................         $1,405         $1,953
                                             -----------------------------------
Total distributions paid.....................         $1,405         $1,953
                                             ===================================

As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                    MONEY           MONEY
                                    MARKET          MARKET        TAX-FREE
                                     FUND            FUND          MONEY
                                   FEDERAL          PRIME          MARKET
(in thousands)                    PORTFOLIO       PORTFOLIO         FUND
--------------------------------------------------------------------------------

Accumulated capital
  and other losses ...........           $_           $(1)          $(49)
                              --------------------------------------------------
Total accumulated
  earnings (deficit) .........           $_           $(1)          $(49)
                              ==================================================

3. MANAGEMENT FEES _ The Funds have entered into Management Agreements (the "Agreements") with Scout Investment Advisors, Inc. (the "Advisor"). Pursuant to the Agreements, the Advisor provides or pays the cost of all investment advice and management services required in the normal operation of the Funds. This includes investment management, shareholder servicing, custody and directors, legal and independent auditor fees. Not considered normal operating expenses and therefore payable by the Funds are brokerage, interest, taxes, fees and other charges of governments and their agencies, including qualifying the Funds' shares for sale, director and officer insurance policy premiums and extraordinary expenses. Scout Investment Advisors, Inc.' s management fees are 0.50% of average daily net assets.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

This report has been prepared for the information of the Shareholders of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund and is not
           to be construed as an offering of the shares of the Funds.

  Not authorized for distribution unless accompanied or preceded by a current
                           UMBScout Funds prospectus.

   The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                 Advisors, Inc., a subsidiary of UMB Bank, n.a.

INVESTMENT ADVISOR AND MANAGER
Scout Investment Advisors, Inc.
Kansas City, Missouri

AUDITORS
BKD, LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

           [LOGO]/R
      UMB | SCOUT FUNDS

        P.O. Box 1241
   Milwaukee, WI 53201-1241

  --------------------------
    TOLL FREE 800-996-2862
  --------------------------

    www.umbscoutfunds.com

"UMB," "Scout" and the "Scout"
design are registered service
    marks of UMB Financial
         Corporation.

ITEM 2.  CODE OF ETHICS

Not applicable. This disclosure is effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

 Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a)The Principal Executive and Financial Officers concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There were no changes in registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected or are reasonably likely to materially affect registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)Code of Ethics. Not applicable. The exhibit is effective for annual reports with periods ending on or after July 15, 2003.

(b)Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Tax-Free Money Market Fund, Inc.
------------------------------------------

/s/James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
March 5, 2004

/s/Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
March 5, 2004